================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  811-05518

                               The RBB Fund, Inc.
-------------------------------------------------------------------------------
                  (Exact name of registrant as specified in charter)

                         Bellevue Park Corporate Center
                              103 Bellevue Parkway
                               Wilmington,DE 19809
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                 Salvatore Faia
                   BNY Mellon Investment Servicing (US) Inc.
                              103 Bellevue Parkway
                               Wilmington,DE 19809
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code:  302-791-1851

                       Date of fiscal year end: August 31

                     Date of reporting period: May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM  1.  SCHEDULE  OF  INVESTMENTS.

The Schedules of Investments are attached herewith.

                  BEAR STEARNS CUFS(R) MLP MORTGAGE PORTFOLIO
                            Portfolio of Investments
                                  MAY 31, 2011
                                  (UNAUDITED)


                                                       MOODY'S /                   PAR              MARKET
                                                        S&P (b)                  (000'S)             VALUE
                                                       --------                 --------           ---------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--53.0%

FEDERAL HOME LOAN M ORTGAGE C ORPORATION --20.6%
     5.000% 05/01/18                                   Aaa/AAA                  $  836              $   897,783
     5.000% 09/01/19                                   Aaa/AAA                   1,190                1,286,290
     5.000% 09/01/20                                   Aaa/AAA                   1,222                1,318,835
     4.500% 11/01/20                                   Aaa/AAA                     758                  809,893
     4.500% 06/01/21                                   Aaa/AAA                   1,116                1,189,654
     4.500% 12/01/21                                   Aaa/AAA                   1,058                1,130,772
     4.500% 08/01/22                                   Aaa/AAA                   1,997                2,129,105
     4.500% 08/01/22                                   Aaa/AAA                   1,611                1,721,201
     5.000% 03/01/23                                   Aaa/AAA                     385                  415,881
     5.000% 04/01/23                                   Aaa/AAA                     819                  883,707
     5.000% 10/01/23                                   Aaa/AAA                   3,227                3,480,144
     5.000% 04/01/25                                   Aaa/AAA                   2,843                3,057,582
     5.000% 03/01/26                                   Aaa/AAA                     794                  853,347
     6.024% 08/01/36 (a)                               Aaa/AAA                   1,934                2,022,903
     5.970% 09/01/36 (a)                               Aaa/AAA                     968                1,032,409
     5.776% 11/01/36 (a)                               Aaa/AAA                   1,314                1,382,085
     5.771% 08/01/37 (a)                               Aaa/AAA                   1,982                2,114,380
                                                                                                    -----------
                                                                                                     25,725,971
                                                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION --32.4%
     5.000% 06/01/18                                   Aaa/AAA                   1,279                1,374,898
     5.000% 02/01/19                                   Aaa/AAA                   1,324                1,423,523
     5.000% 04/01/19                                   Aaa/AAA                     845                  912,727
     5.000% 07/01/19                                   Aaa/AAA                   1,143                1,237,766
     4.500% 03/01/20                                   Aaa/AAA                   2,100                2,246,412
     5.000% 04/01/21                                   Aaa/AAA                   1,011                1,088,974
     5.000% 06/01/23                                   Aaa/AAA                     451                  485,357
     4.500% 10/01/23                                   Aaa/AAA                   9,939               10,627,942
     5.000% 03/01/25                                   Aaa/AAA                   1,243                1,336,839
     5.000% 09/01/25                                   Aaa/AAA                   2,738                2,944,432
     5.000% 11/01/25                                   Aaa/AAA                     872                  937,981
     5.000% 06/01/27                                   Aaa/AAA                     495                  531,230
     2.020% 12/01/34 (a)                               Aaa/AAA                   3,070                3,207,917
     5.997% 10/01/36 (a)                               Aaa/AAA                     394                  419,119
     6.013% 10/01/36 (a)                               Aaa/AAA                     807                  856,897
     5.500% 12/01/36                                   Aaa/AAA                     261                  283,940
     5.658% 12/01/36 (a)                               Aaa/AAA                     383                  403,985
     5.545% 09/01/37 (a)                               Aaa/AAA                   1,298                1,386,078
     4.500% 04/01/40                                   Aaa/AAA                   8,436                8,774,511
                                                                                                    -----------
                                                                                                     40,480,528
                                                                                                    -----------

TOTAL GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES
  (COST $64,270,239)                                                                                 66,206,499
                                                                                                    -----------
MORTGAGE DERIVATIVES--9.0%

FANNIE MAE(IO)--6.7%
     4.500% 12/01/18                                   Aaa/AAA                   3,600                  350,498
     4.500% 01/01/19                                   Aaa/AAA                   3,568                  345,405
     4.500% 03/01/20                                   Aaa/AAA                   1,331                  142,422
     4.500% 03/01/20                                   Aaa/AAA                   1,384                  153,652
     5.500% 05/25/23                                   Aaa/AAA                     968                  138,946
     5.500% 12/25/24                                   Aaa/AAA                   3,335                  355,480
     5.500% 10/25/31                                   Aaa/AAA                   9,709                1,060,014
     7.656% 04/25/32 (a)                               Aaa/AAA                   1,901                  320,176
     6.856% 09/25/32 (a)                               Aaa/AAA                   2,845                  293,197
     5.000% 10/01/33                                   Aaa/AAA                   5,620                1,073,283
     5.000% 12/01/33                                   Aaa/AAA                   1,125                  208,067
     5.000% 12/01/33                                   Aaa/AAA                   1,817                  334,109
     5.000% 08/01/34                                   Aaa/AAA                   1,750                  360,243
     5.500% 04/01/36                                   Aaa/AAA                   3,662                  646,720
     5.500% 04/01/36                                   Aaa/AAA                   5,683                1,012,214
     7.106% 08/25/36 (a)                               Aaa/AAA                   3,319                  650,370
     5.000% 10/01/36                                   Aaa/AAA                   4,330                  929,046
                                                                                                     ----------
                                                                                                      8,373,842
                                                                                                     ----------
FANNIE MAE (PO)--0.0%
     4.000% 06/25/36 (d)                               Aaa/AAA                      57                   57,126
                                                                                                    -----------
FREDDIE MAC (IO)--1.5%
     6.956% 02/25/32 (a)                               Aaa/AAA                   2,771                  295,090
     6.287% 06/15/36 (a)                               Aaa/AAA                   2,038                  331,536
     6.382% 09/15/36 (a)                               Aaa/AAA                   3,829                  645,739
     6.452% 11/15/36 (a)                               Aaa/AAA                   3,817                  644,962
                                                                                                     ----------
                                                                                                      1,917,327
                                                                                                     ----------
FREDDIE MAC (PO)--0.1%
     4.000% 09/15/35 (d)                               Aaa/AAA                      99                   96,035
                                                                                                     ----------


  The accompanying notes are an integral part of the portfolio of investments.

                  BEAR STEARNS CUFS(R) MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                            MAY 31, 2011 (UNAUDITED)


                                                MOODY'S /                 PAR                MARKET
                                                 S&P (b)                (000'S)              VALUE
                                                --------               ---------           ---------
MORTGAGE DERIVATIVES--(CONTINUED)

NON-AGENCY (IO)--0.7%
 CWALT Series 2006-
  43CB (b)
  6.000% 02/25/37                           C (e)                        $4,991                $  825,757
                                                                                               ----------

TOTAL MORTGAGE DERIVATIVES
  (COST $10,035,528)                                                                           11,270,087
                                                                                               ----------

COLLATERALIZED MORTGAGE OBLIGATIONS--29.2%

 Banc of America
  Mortgage
  Securities, Inc.
  Series 2005-H (a) (b)
  3.185% 09/25/35                           Bbb/B                         2,000                 1,534,494
 Banc of America
  Mortgage
  Securities, Inc.
  Series 2006-B (a) (b)
  3.202% 10/20/46                           C/CCC                         2,382                 1,287,590
 Banc of America
  Mortgage
  Securities, Inc.
  Series 2007-3 (b)
  6.000% 09/25/37                           Cc/CCC                        3,039                 2,713,991
 Citigroup Mortgage
  Loan Trust, Inc.
  Series 2007-AR8 (a)
  5.693% 07/25/37                           Caa3/CC                       2,887                 2,077,113
 Countrywide Asset-
  Backed Certificates
  Series 2004-AB2 (a)
  0.794% 05/25/36                           C/B-                            500                   129,456
 Countrywide Home
  Loan Mortgage
  Pass-Through Trust
  Series 2007-HY1 (a) (b)
  5.442% 04/25/37                           D/D                           1,294                   112,566
 CWALT Series 2006-43CB (b)
  6.000% 02/25/37                           D/D                             558                   406,721
  CWALT Series 2006-
  HY13 (a) (b)
  5.634% 02/25/37                           D/D                           5,325                   346,337
 CWALT Series 2006-J2
  6.000% 04/25/36                           Caa2/CC                       4,257                 3,633,079
 CWALT Series 2007-2CB
  5.750% 03/25/37                           C/CC                          3,227                   181,020
 CWALT Series 2007-J2 (b)
  6.000% 07/25/37                           Caa3/C                        1,290                 1,052,760
 Fannie Mae REMICS
  Series 2005-25 (a)
  0.544% 04/25/35                           Aaa/AAA                       1,568                 1,562,504
 First Horizon Asset
  Securities, Inc.
  Series 2006-AR1 (a) (b)
  2.716% 05/25/36                           Cc/CCC                        2,528                   596,246
 Freddie Mac REMICS
  Series 2590
  5.000% 03/15/18                           Aaa/AAA                       5,000                 5,515,196
 Freddie Mac REMICS
  Series 2752 (a)
  0.548% 12/15/30                           Aaa/AAA                         225                   224,953
 Freddie Mac REMICS
  Series 2995 (a)
  0.598% 06/15/35                           Aaa/AAA                         350                   349,181
 Ginnie Mae Series
  2009-61
  4.500% 03/20/34                           Aaa/AAA                       5,776                 6,130,656
 JPMorgan Mortgage
  Trust Series 2005-A4 (a) (c)
  5.176% 07/25/35                           Ba1/AAA                         547                   524,764

  The accompanying notes are an integral part of the portfolio of investments.

                  BEAR STEARNS CUFS(R) MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                            MAY 31, 2011 (UNAUDITED)

                                                  MOODY'S /               PAR                                  MARKET
                                                   S&P (b)              (000'S)                                 VALUE
                                                 ----------            --------                              ---------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)

JPMorgan Mortgage
 Trust Series 2005-
 A6 (a) (b) (c)
 3.142% 08/25/35                                  Aa/B+                             $       504                $  425,130
Residential Asset
 Securitiation Trust
 Series 2007-A5
 6.000% 05/25/37                                  Caa2/CCC                                1,090                   861,521
Residential Funding
 Mortgage Securities
 I Series 2006-SA4 (a)
 6.055% 11/25/36                                  Caa3/CCC                                4,054                 2,922,478
Washington Mutual, Inc.
 Series 2007-HY3 (a) (b)
 3.063% 03/25/37                                  C/CCC                                   1,627                    89,320
Washington Mutual, Inc.
 Series 2007-HY4 (a) (b)
 5.262% 04/25/37                                  C/CCC                                   2,777                 1,960,539
Wells Fargo Mortgage
 Backed Securities
 Trust Series 2007-10 (b)
 6.250% 07/25/37                                  B2/CCC                                  1,984                 1,886,396
                                                                                                             ------------

TOTAL COLLATERALIZED MORTGAGE
 OBLIGATIONS
 (COST $55,429,018)                                                                                            36,524,011
                                                                                                             ------------

                                                                                    PAR                         MARKET
                                                                                  (000'S)                        VALUE
                                                                                 ---------                    -----------
SHORT TERM OBLIGATIONS--6.5%

U.S. TREASURY BILLS--6.5%
 U.S. Treasury Bill (d) (f)
  0.150% 06/09/11                                                                $         170               $    169,999
U.S. Treasury Bill (d)
  0.085% 06/30/11                                                                        8,000                  7,999,839
                                                                                                            -------------
                                                                                                                8,169,838
                                                                                                            -------------
TOTAL SHORT TERM OBLIGATIONS
 (COST $8,169,446)                                                                                              8,169,838
                                                                                                            -------------
TOTAL INVESTMENTS--97.7%
 (COST $137,904,231)**                                                                                        122,170,435
                                                                                                            -------------
OTHER ASSETS IN EXCESS
 OF LIABILITIES (g) --2.3%                                                                                      2,820,771
                                                                                                            -------------
NET ASSETS--100.0%                                                                                          $ 124,991,206
                                                                                                            =============

CWALT      Countrywide Alternative Loan Trust

IO         Interest Only

PO         Principal Only

(a) Adjustable rate security. Interest rate varies due to interest rate fluctuations, or, in the case of certain asset-backed securities, interest payment shortfalls.

(b) Where Moody's or S&P rating is not available, Fitch rating is substituted, if available. (Unaudited)

(c)        Security was purchased prior to
           the Portfolio's affiliation with JPMorgan Chase & Co.

(d)        Rate represents the yield at the time of purchase.

(e)        Not rated by
           Moody's or S&P, Fitch rating is substituted.

**         The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                                               $137,904,231
                                                                                                            -------------
Unrealized appreciation                                                                                         4,777,058
Unrealized depreciation                                                                                      (20,510,854)
                                                                                                            -------------
Net unrealized depreciation                                                                                 $(15,733,796)
                                                                                                            =============

The accompanying notes are an integral part of the portfolio of investments.

                  BEAR STEARNS CUFS(R) MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Concluded)
                            MAY 31, 2011 (UNAUDITED)

(f) All or a portion of the security held as collateral for the following Futures contracts open at May 31, 2011:


                                                                                                              UNREALIZED
NUMBER OF                                EXPIRATION            VALUE                 VALUE AT                APPRECIATION/
CONTRACTS               TYPE                MONTH          AT TRADE DATE            05/31/2011              (DEPRECIATION)*
---------------------------------------------------------------------------------------------------------------------------

Long Positions:
                  U.S. Treasury
102                10 Year Note          09/2011          $12,440,260              $12,506,156                  $ 65,896

Short Positions:
                  U.S. Treasury
38                  2 Year Note          09/2011            8,317,658                8,329,125                   (11,467)
                  U.S. Treasury
129                 5 Year Note          09/2011           15,303,066               15,369,141                   (66,075)
                                                                                                               ----------
                                                                                                                $(11,646)
                                                                                                               ==========

(g) Assets in excess of other liabilities include interest rate swaps as follows:


                                        NOTIONAL
                      TERMINATION        AMOUNT           FIXED        FLOATING               VALUE AT             UNREALIZED
COUNTERPARTY              DATE           (000)            RATE           RATE                05/31/2011          (DEPRECIATION)*
------------          -----------       --------         ------        ---------             ----------           -------------
Deutsche Bank**        09/17/2013        $20,000         4.520%       3 MONTH  LIBOR        $   (1,879,419)       $(1,879,419)
                                                                                            ==============       =============


----------------
*      Primary risk exposure is interest rate contracts.

**     Portfolio pays the fixed rate and receives the floating rate.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Portfolio's investments carried at market value (See Notes to Porfolio of Investments):


                                                                                                 LEVEL 2       LEVEL 3
                                                                  TOTAL MARKET     LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                                    VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                                                                  MAY 31, 2011      PRICE         INPUTS         INPUTS
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES                      $66,206,499       $ --       $66,206,499                $--
MORTGAGE DERIVATIVES                                               11,270,087         --        11,270,087                 --
COLLATERALIZED MORTGAGE OBLIGATIONS                                36,524,011         --        36,524,011                 --
SHORT TERM OBLIGATIONS                                              8,169,838         --         8,169,838                 --
ASSET DERIVATIVES INTEREST RATE CONTRACTS ***                          65,896     65,896                --                 --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                      $122,236,331     $65,896     $122,170,435               $--
=============================================================================================================================

                                                                                                 LEVEL 2       LEVEL 3
                                                                TOTAL MARKET      LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                                MAY 31, 2011       PRICE         INPUTS         INPUTS
------------------------------------------------------------------------------------------------------------------------------
LIABILITY DERIVATIVES
INTEREST RATE CONTRACTS ***                                    $  (1,956,961)    $(77,542)    $ (1,879,419)                $--
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $  (1,956,961)    $(77,542)    $ (1,879,419)                $--
==============================================================================================================================

----------------
*** Interest rate contracts include open futures contracts and swap contracts.

  The accompanying notes are an integral part of the portfolio of investments.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                       Notes to Portfolio of Investments
                                  MAY 31, 2011
                                  (UNAUDITED)

PORTFOLIO VALUATION -- The Bear Stearns CUFS(R) MLP Mortgage Portfolio (The "Portfolio") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. These fixed income securities are valued by pricing services approved by the Board of Directors based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities, and the potential material variation may be greater for those securities valued using fundamental analysis. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements -- The inputs and valuations techniques used to measure fair value of the Portfolio's net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities;

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

                            BEAR STEARNS CUFS(R) MLP
                         MORTGAGE PORTFOLIO (CONCLUDED)
                       Notes to Portfolio of Investments
                                  MAY 31, 2011
                                  (UNAUDITED)

For the period ended May 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

FINANCIAL FUTURES CONTRACTS -- The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may enter into futures contracts to hedge against changes in interest rates and securities prices, or to otherwise manage its term structure, sector selections and duration. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Portfolio recognizes a realized gain or loss when the contract is closed.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. For the period ended May 31, 2011, the Portfolio's average volume of futures contracts is 149 for long position contracts and 90 for short position contracts.

SWAP AGREEMENTS -- The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may invest in swap agreements for the purpose of hedging against changes in interest rates. Swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from independent market makers and the change, if any, is recorded as unrealized gain or loss in the statement of operations. Net payments of interest are recorded as realized gain or loss. For the period ended May 31, 2011, cash held as collateral for swap agreements was $1,750,386.

The Portfolio is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Portfolio such as swap contracts, option contracts, and TBA securities.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (ISDA agreements). The Portfolio's ISDA agreements, which are separately negotiated with each dealer counterparty, typically contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. Such rights often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse impact on the Portfolio. For open swap contracts, see the Portfolio of Investments, which is also indicative of activity for the period ended May 31, 2011.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                                  PAR
                                                                  (000)                 VALUE
                                                                 --------             ----------
CERTIFICATES OF DEPOSIT-33.9%
YANKEE DOLLAR CERTIFICATES OF DEPOSIT-33.9% (A)
Bank of Montreal, Chicago (b)
 0.241%, 08/29/11                                               $ 4,500             $  4,500,000
Bank of Nova Scotia, Houston
 0.270%, 06/03/11                                                10,000               10,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd., New York
 0.280%, 08/18/11                                                 5,000                5,000,000
 0.280%, 08/26/11                                                 5,000                5,000,000
 BNP Paribas SA, New York
 0.360%, 06/13/11                                                11,200               11,200,000
 0.360%, 08/05/11                                                 4,000                4,000,000
 0.330%, 09/01/11                                                 7,000                7,000,000
 0.315%, 09/02/11                                                 5,000                5,000,000
Credit Agricole Corp. & Investment Bank,
 New York
 0.300%, 06/01/11                                                10,550               10,550,000
 0.245%, 06/03/11                                                10,000               10,000,000
Deutsche Bank AG, New York
 0.305%, 06/17/11                                                 7,000                7,000,000
 0.280%, 08/04/11 (b)                                             6,500                6,500,000
 0.310%, 10/03/11                                                 6,000                6,000,000
Dexia Credit Local, New York
 0.413%, 06/27/11                                                 8,415                8,415,000
Lloyds TSB Bank PLC, New York
 0.250%, 06/02/11                                                 4,000                4,000,000
 0.361%, 09/02/11 (b)(d)                                          8,065                8,065,000
 0.300%, 09/12/11                                                 6,000                6,000,000
Mizuho Corporate Bank, New York
 0.290%, 08/05/11                                                10,000               10,000,000
National Australia Bank, New York (b)
 0.294%, 02/10/12                                                 4,000                4,000,000
Rabobank Nederland NV, New York (b)
 0.288%, 09/15/11                                                 5,000                5,000,000
 0.340%, 10/05/11                                                 5,000                5,000,000
Royal Bank of Canada, New York (b)
 0.280%, 10/14/11                                                 5,000                5,000,000
 0.255%, 02/29/12                                                 7,500                7,500,000
 0.271%, 05/16/12                                                 5,000                5,000,000
Royal Bank of Scotland PLC, Connecticut
 0.520%, 09/19/11                                                15,000               15,000,000
Societe Generale, New York
 0.290%, 08/01/11                                                 7,000                7,000,000
 0.240%, 08/24/11                                                10,000               10,000,000
 0.259%, 09/01/11 (b)(d)                                          2,000                2,000,000
 0.268%, 09/01/11 (b)(d)                                          1,500                1,500,000
Sumitomo Mitsui Banking Corp., New York
 0.300%, 08/04/11                                                 7,000                7,000,000
 0.280%, 08/05/11                                                15,000               15,000,000
Toronto Dominion Bank, New York
 0.250%, 06/07/11                                                 5,000                5,000,000
 0.235%, 06/21/11                                                 5,000                5,000,000
 0.330%, 09/06/11                                                 4,000                4,000,000
 0.280%, 01/12/12 (b)                                             4,000                4,000,000
UBS AG, Stamford (b)
 0.354%, 10/04/11                                                 7,345                7,345,000
 0.354%, 10/11/11                                                 8,290                8,290,000
 0.243%, 11/10/11                                                 4,500                4,500,000
Westpac Banking Corp., New York (b)
 0.328%, 11/04/11                                                 7,000                7,000,000
 0.294%, 12/09/11                                                 5,000                5,000,000
                                                                                    ------------
                                                                                     267,365,000
                                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $267,365,000)                                                                  267,365,000
                                                                                    ------------
COMMERCIAL PAPER-34.2%
ASSET BACKED-20.4% (C)
Amsterdam Funding Corp.
 0.200%, 08/15/11                                                 4,000                3,998,333
Antalis US Funding Corp.
 0.320%, 06/30/11                                                15,000               14,996,133
 0.210%, 06/30/11                                                 8,370                8,368,584
 0.250%, 08/05/11                                                 5,680                5,677,436
Argento Variable Funding Co. LLC
 0.320%, 06/28/11                                                 5,400                5,398,704
Cancara Asset Securitisation LLC
 0.270%, 07/06/11                                                 6,000                5,998,425
 0.220%, 08/25/11                                                15,000               14,992,209
Grampian Funding LLC
 0.310%, 06/17/11                                                 5,000                4,999,311
 LMA Americas LLC
 0.160%, 06/21/11                                                 2,000                1,999,822

  The accompanying notes are an integral part of the portfolio of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                 (UNAUDITED)

                                                                      PAR
                                                                     (000)                   VALUE
                                                                   --------              -----------
COMMERCIAL PAPER-(CONTINUED)
ASSET BACKED-(CONTINUED)
 0.220%, 06/29/11                                                  $ 3,000                $2,999,487
Mont Blanc Captial Corp.
 0.150%, 06/15/11                                                   10,000                 9,999,417
Nieuw Amsterdam Receivables Corp.
 0.280%, 06/27/11                                                    3,500                 3,499,292
 0.260%, 07/08/11                                                    5,000                 4,998,664
 0.250%, 07/12/11                                                    5,000                 4,998,576
Regency Markets No. 1 LLC
 0.130%, 06/03/11                                                    5,000                 4,999,964
Scaldis Capital LLC
 0.180%, 06/08/11                                                   10,000                 9,999,650
Solitaire Funding LLC
 0.250%, 08/03/11                                                    7,000                 6,996,938
Surrey Funding Corp.
 0.200%, 07/18/11                                                    2,000                 1,999,478
Thunder Bay Funding LLC
 0.250%, 06/09/11                                                    8,542                 8,541,525
 0.250%, 06/27/11                                                    7,000                 6,998,736
Variable Funding
 0.200%, 07/26/11                                                    3,000                 2,999,083
Windmill Funding Corp.
 0.280%, 06/20/11                                                   15,000                14,997,783
 0.200%, 08/18/11                                                   10,000                 9,995,667
                                                                                         -----------
                                                                                         160,453,217
                                                                                         -----------
BANKS-9.6%
Barclays US Funding Corp. (c)
 0.210%, 08/11/11                                                   15,000                14,993,788
 0.210%, 08/18/11                                                    7,000                 6,996,815
BPCE SA (c)
 0.275%, 08/16/11                                                    7,000                 6,995,936
 0.260%, 08/16/11                                                    3,000                 2,998,353
Commonwealth Bank of Australia (b)
 0.317%, 10/06/11                                                    7,000                 6,999,721
Kells Funding LLC (b)
 0.356%, 02/10/12                                                    7,000                 7,000,000
Natixis US Finance Co., LLC, New York (c)
 0.260%, 07/01/11                                                   10,000                 9,997,833
 0.200%, 07/01/11                                                    5,000                 4,999,167
US Collateralized Commercial
Paper Notes (c)
 0.270%, 07/15/11                                                    2,000                 1,999,340
Westpac Banking Corp., New York (b)
 0.286%, 01/06/12                                                    8,000                 8,000,000
 0.420%, 01/13/12                                                    5,000                 5,000,000
                                                                                         -----------
                                                                                          75,980,953
                                                                                         -----------
LIFE INSURANCE-3.8%
Metlife Short Term Funding (c)
 0.280%, 06/01/11                                                    9,000                 9,000,000
 0.250%, 07/12/11                                                    4,000                 3,998,861
 0.230%, 07/18/11                                                    7,000                 6,997,898
 0.250%, 08/15/11                                                   10,100                10,094,740
                                                                                         -----------
                                                                                          30,091,499
                                                                                         -----------
PHARMACEUTICALS-0.4%
Novartis Finance Corp. (c)
 0.260%, 08/12/11                                                    3,000                 2,998,440
                                                                                         -----------
TOTAL COMMERCIAL PAPER
 (Cost $269,524,109)                                                                     269,524,109
                                                                                         -----------
MUNICIPAL BONDS-7.4%
CALIFORNIA-1.6%
California Bay Area Toll Authority, Toll
 Bridge Revenue, RB (LOC: Bank of
 America) (b)(d)
 0.120%, 06/07/11                                                    5,000                 5,000,000
California Housing Finance Agency
 Revenue, Series A, RB (LOC: Fannie
 Mae, Freddie Mac) (b)(d)
 0.170%, 06/07/11                                                    3,400                 3,400,000
San Francisco, City & County
 Redevelopment Agency, Multifamily
 Revenue, Series A, RB (Liquidity Facility:
 Fannie Mae) (b)(d)
 0.150%, 06/07/11                                                    4,000                 4,000,000
                                                                                         -----------
                                                                                          12,400,000
                                                                                         -----------

  The accompanying notes are an integral part of the portfolio of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                               PAR
                                                               (000)         VALUE
                                                              -------        -----
MUNICIPAL BONDS-(CONTINUED)
COLORADO-0.8%
Colorado State, Housing Finance Authority,
 Class I, Series A-3, RB (LOC: Fannie
 Mae, Freddie Mac) (b)(d)
 0.170%, 06/07/11                                            $6,500        $6,500,000
                                                                           ----------
CONNECTICUT-0.8%
Connecticut State, Health & Educational
 Facilities Authority Revenue, New Haven
 Hospital, Series K-2, RB (LOC:
 JPMorgan Chase Bank) (b)(d)
 0.150%, 06/07/11                                            5,800          5,800,000
                                                                           ----------
ILLINOIS-0.6%
Illinois State, Toll Highway Authority, Toll
 Highway Revenue, Series A-2, RB
 (SBPA: JPMorgan Chase Bank) (b)(d)
 0.110%, 06/07/11                                            5,000          5,000,000
                                                                           ----------
NEW YORK-2.6%
New York City, Housing Development
 Corp., Multifamily Rent Housing
 Revenue, Series A, RB (LOC: Fannie
 Mae) (b)(d)
 0.190%, 06/07/11                                            6,000          6,000,000
New York City, Industrial Development
Agency Civic Facility Revenue, New York
 Law School Project, Series A, RB (LOC:
 JPMorgan Chase Bank) (b)(d)
 0.160%, 06/07/11                                            4,445          4,445,000
New York State, Housing Finance Agency
 Revenue, RB (Liquidity Facility: Freddie
 Mac) (b)(d)
 0.170%, 06/07/11                                            5,200          5,200,000
Westchester County, Health Care Revenue,
 RB (LOC: TB Bank NA) (b)(d)
 0.230%, 06/07/11                                            5,000          5,000,000
                                                                           ----------
                                                                           20,645,000
                                                                           ----------
TEXAS-1.0%
Harris County, Municipal Securities Trust
 Receipts, Class A, RB (LOC: Societe
 Generale) (b)(d)
 0.170%, 06/07/11                                            3,695          3,695,000
Texas State, Veterans Housing
 Assessment Project, Series A-2, GO
 (Liquidity Facility: JPMorgan Chase &
 Co.) (b)(d)
 0.150%, 06/07/11                                            3,900         3,900,000
                                                                          ----------
                                                                           7,595,000
                                                                          ----------
TOTAL MUNICIPAL BONDS
   (Cost $57,940,000)                                                     57,940,000
                                                                          ----------
VARIABLE RATE OBLIGATIONS-1.6%
BANKS-1.6%
JPMorgan Chase NA (b)
 0.304%, 06/18/12                                            8,600         8,600,000
Merill Lynch, Pierce, Fenner and Smith Inc.  (b)(d)
 0.260%, 06/01/11                                            4,000         4,000,000
                                                                          ----------
                                                                          12,600,000
                                                                          ----------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $12,600,000)                                                     12,600,000
                                                                          ----------
AGENCY OBLIGATIONS-6.3%
Fannie Mae (b)
 0.183%, 07/26/12                                            6,500         6,498,503
 0.227%, 09/17/12                                            6,000         5,998,424
 0.226%, 12/20/12                                            3,500         3,498,897
Federal Home Loan Bank (b)
 0.237%, 10/06/11                                            7,000         6,999,010
Freddie Mac
 0.190%, 08/30/11 (c)                                        5,000         4,997,625
 0.141%, 12/29/11 (b)                                        5,000         4,998,540
 0.180%, 04/03/12 (b)                                        6,000         5,997,952
 0.150%, 11/02/12 (b)                                        7,000         6,993,960
 0.270%, 01/24/13 (b)                                        4,000         3,997,338
                                                                           ---------
TOTAL AGENCY OBLIGATIONS
   (Cost $49,980,249)                                                     49,980,249
                                                                          ----------
U.S. TREASURY OBLIGATIONS-11.4%
U.S. Treasury Bills (c)
 0.212%, 06/02/11                                            7,400         7,399,956
 0.225%, 06/30/11                                            8,000         7,998,550
 0.200%, 07/07/11                                            8,500         8,498,300

  The accompanying notes are an integral part of the portfolio of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                                                  PAR
                                                                                 (000)       VALUE
                                                                                -------   ------------
U.S. TREASURY OBLIGATIONS-(CONTINUED)
U.S. Treasury Notes
 1.125%, 06/30/11                                                               $11,750   $11,758,206
 5.000%, 08/15/11                                                                 8,000     8,078,456
 1.000%, 09/30/11                                                                17,500    17,543,566
 1.000%, 10/31/11                                                                 6,000     6,019,874
 4.625%, 10/31/11                                                                 5,000     5,090,517
 0.875%, 01/31/12                                                                17,500    17,580,893
                                                                                          -----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $89,968,318)                                                                        89,968,318
                                                                                          -----------
REPURCHASE AGREEMENT-5.8%
Deutsche Bank Securities Inc.
 (Tri-Party Agreement dated 05/31/11 to
 be repurchased at $45,572,139,
 collateralized by $43,710,000 par value,
 Federal Home Loan Mortgage Corp.
 Structured Notes, 0.50% to 5.00%, due
 01/30/14 to 08/26/14, Fair Value of the
 collateral is $46,484,217)
 0.110%, 06/01/11                                                                45,572   45,572,000
                                                                                        ------------
TOTAL REPURCHASE AGREEMENT
 (Cost $45,572,000)                                                                       45,572,000
                                                                                        ------------
TOTAL INVESTMENTS AT VALUE-100.6%
  (Cost $792,949,676)*                                                                  $792,949,676
                                                                                        ------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(0.6)%                                             (4,383,920)
                                                                                        ------------
NET ASSETS (APPLICABLE TO 755,417,239
BEDFORD SHARES AND 33,133,946 SANSOM
  STREET SHARES)-100.0%                                                                 $788,565,756
                                                                                        ============

------------------
* Aggregate cost is the same for financial reporting and Federal tax purposes.

(a)  Issuer is a US branch of a foreign domiciled bank.

(b)  Variable Rate Security. Rate shown is as of report date.

(c)  Rate disclosed represents the discount rate at the time of purchase.

(d) Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

     GO   General  Obligation

     LOC  Line  of  Credit

     PLC  Public  Liability  Company

     RB   Revenue  Bond

     SBPA Standby  Bond  Purchase  Agreement

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Portfolio's investments carried at value (See Notes to Schedule of Investments):

                                                                  Level 2          Level 3
                                      Total        Level 1      Significant      Significant
                                     Value at      Quoted       Observable       Unobservable
                                   May 31, 2011    Price          Inputs           Inputs
                                   ------------    --------   ------------       ------------
Investments in Securities*         $ 792,949,676   $     --   $ 792,949,676      $         --
                                   =============   ========   =============      ============

------------------
* Please refer to the Schedule of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the portfolio of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        NOTES TO SCHEDULE OF INVESTMENTS
                                  MAY 31, 2011
                                  (UNAUDITED)

SECURITY VALUATION - Securities held in the Money Market Portfolio ("Portfolio") are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Portfolio's investments are summarized into three levels as described below:

- Level 1 - unadjusted quoted prices in active markets for identical securities
- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
- Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's investments as of May 31, 2011 is included with the Portfolio's Schedule of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended May 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                            MAY 31, 2011(UNAUDITED)

                                          NUMBER
                                         OF SHARES                   VALUE
                                         ---------              -------------
COMMON STOCKS-99.2%
BASIC INDUSTRY-5.4%
  Cabot Corp.                               29,346              $   1,239,282
  Daqo New Energy Corp., ADR *              29,314                    321,281
  Endeavour Silver Corp. *                 149,325                  1,536,554
  Gammon Gold, Inc. *                       96,814                  1,001,057
  Innospec, Inc. *                          44,583                  1,510,918
  Kraton Performance Polymers, Inc. *        2,247                     86,420
  Mercer International, Inc. *               5,765                     79,153
  Taseko Mines, Ltd. *                     269,250                  1,397,408
  Worthington Industries, Inc.               1,072                     23,402
                                                                   ----------
                                                                    7,195,475
                                                                   ----------
CONSUMER CYCLICAL-9.2%
  Coinstar, Inc. *                          22,436                  1,192,025
  Destination Maternity Corp.               45,677                    941,860
  Domino's Pizza, Inc. *                    58,002                  1,445,410
  Eastman Kodak Co. *                       16,964                     56,660
  Express, Inc.                             62,746                  1,325,196
  Global Traffic Network, Inc. *            51,736                    566,509
  Goodyear Tire & Rubber Co., (The) *       73,568                  1,304,361
  HOT Topic, Inc.                           63,843                    497,337
  LoJack Corp. *                            54,474                    239,141
  Melco Crown Entertainment Ltd.,
  ADR *                                    125,993                  1,413,641
  Movado Group, Inc.                        48,427                    801,951
  New York & Co., Inc. *                   153,407                    813,057
  Penn National Gaming, Inc. *              21,219                    859,370
  Standard Motor Products, Inc.             10,034                    151,513
  Talbots, Inc. *                            7,519                     35,866
  Town Sports International Holdings,
  Inc. *                                    22,768                    151,407
  Ulta Salon, Cosmetics & Fragrance,
  Inc. *                                    18,488                  1,034,958
                                                                   ----------
                                                                   12,830,262
                                                                   ----------
CONSUMER GROWTH-23.3%
  Accuray, Inc. *                           25,269                    193,055
  Arthrocare Corp. *                        43,141                  1,477,579
  AVEO Pharmaceuticals, Inc. *               1,417                     25,974
  Bridgepoint Education, Inc. *             68,228                  1,602,676
  Centene Corp. *                           20,193                    702,716
  Cia Brasileira de Distribuicao Grupo
  Pao de Acucar, ADR                         1,800                     73,098
  Cia Cervecerias Unidas SA, ADR             2,414                    140,495
  Coca-Cola Bottling Co. Consolidated       17,232                  1,162,988
  Cooper Cos, Inc., (The)                    1,169                     87,570
  Dean Foods Co. *                          13,200                    183,216
  Dusa Pharmaceuticals, Inc. *             187,330                  1,234,505
  Elizabeth Arden, Inc. *                   50,227                  1,543,476
  HCA Holdings, Inc. *                      33,972                  1,185,283
  Herbalife Ltd.                            23,454                  1,319,991
  Hi-Tech Pharmacal Co., Inc. *             22,194                    622,764
  Hill-Rom Holdings, Inc.                   30,348                  1,385,083
  Imperial Sugar Co.                        22,095                    392,628
  Inter Parfums, Inc.                       44,088                    982,281
  ISTA Pharmaceuticals, Inc. *             131,385                  1,220,567
  ITT Educational Services, Inc. *          19,065                  1,311,291
  Jazz Pharmaceuticals, Inc. *              45,177                  1,323,234
  Lincoln Educational Services Corp.        82,665                  1,209,389
  Medicines Co., (The) *                    61,693                  1,178,953
  Medicis Pharmaceutical Corp., Class
  A                                          2,717                    101,806
  Molina Healthcare, Inc. *                  6,763                    183,818
  Omega Protein Corp. *                    115,444                  1,497,309
  Orthofix International, N.V. *            12,884                    526,054
  Questcor Pharmaceuticals, Inc. *          49,542                  1,142,934
  Smithfield Foods, Inc. *                  53,772                  1,126,523
  Team Health Holdings, Inc. *              71,374                  1,598,778
  Viropharma, Inc. *                        72,786                  1,408,409
  WellCare Health Plans, Inc. *             30,833                  1,518,525
  Wright Medical Group, Inc. *              89,002                  1,383,981
                                                                   ----------
                                                                   31,046,949
                                                                   ----------
ENERGY-6.9%
  Basic Energy Services, Inc. *                989                     26,901
  Callon Petroleum Co. *                   115,354                    822,474
  CVR Energy, Inc. *                        68,461                  1,496,557
  Delek US Holdings, Inc.                   82,077                  1,238,542
  Helix Energy Solutions Group, Inc. *      83,390                  1,460,993
  Mitcham Industries, Inc. *                22,308                    324,804
  Petrobras Argentina SA, ADR               46,274                    965,738
  SEACOR Holdings, Inc.                     14,031                  1,398,470
  Stone Energy Corp. *                      45,294                  1,461,184
                                                                   ----------
                                                                    9,195,663
                                                                   ----------
FINANCIAL-14.7%
Advance America Cash Advance
  Centers, Inc.                            127,541                    784,377

  The accompanying notes are an integral part of the portfolio of investments.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2011(UNAUDITED)

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------         -------------
FINANCIAL-(CONTINUED)
  American Financial Group, Inc.                    26,405         $     938,962
  American Safety Insurance Holdings
  Ltd. *                                             7,773               144,034
  Aspen Insurance Holdings Ltd.                     10,530               282,836
  Banco Macro SA, ADR                                6,735               218,618
  BankUnited, Inc.                                  21,921               621,680
  Calamos Asset Management, Inc., Class A           87,947             1,318,326
  CapitalSource, Inc.                              204,013             1,319,964
  Cardtronics, Inc. *                               67,843             1,502,044
  E*TRADE Financial Corp. *                         85,011             1,344,024
  East West Bancorp, Inc.                           55,986             1,124,759
  Euronet Worldwide, Inc. *                          1,886                32,609
  FBL Financial Group, Inc., Class A                18,973               602,772
  Grupo Financiero Galicia SA, ADR                 112,474             1,306,948
  Interactive Brokers Group, Inc., Class A          83,115             1,426,253
  Investment Technology Group, Inc. *                2,258                34,186
  Janus Capital Group, Inc.                        116,845             1,207,009
  Lender Processing Services, Inc.                  30,822               819,249
  LPL Investment Holdings, Inc. *                   29,700             1,067,418
  MB Financial, Inc.                                52,777             1,048,679
  Nara Bancorp, Inc. *                              22,080               187,459
  Nelnet, Inc., Class A                             27,252               599,271
  Pzena Investment Management, Inc., Class A        42,148               254,152
  Unitrin, Inc.                                     46,146             1,376,535
                                                                      ----------
                                                                      19,562,164
                                                                      ----------
INDUSTRIAL-15.6%
  51job, Inc., ADR *                                 1,126                64,306
  AerCap Holdings N.V. *                            95,035             1,288,675
  AMERCO *                                          14,655             1,323,200
  Brink's Co., (The)                                 3,318                98,711
  Force Protection, Inc. *                           4,887                23,653
  G & K Services, Inc., Class A                        348                11,007
  Golar LNG, Ltd.                                   11,359               361,898
  Graphic Packaging Holding Co. *                   86,940               476,431
  Great Lakes Dredge & Dock Co.                     32,183               195,351
  Insperity, Inc.                                   27,678               870,750
  Kadant, Inc. *                                    45,282             1,332,196
  KEMET Corp. *                                     89,949             1,324,049
  Kennametal, Inc.                                  26,475             1,104,802
  Lincoln Electric Holdings, Inc.                   13,634             1,017,778
  LSB Industries, Inc. *                            32,562             1,541,485
  Mueller Industries, Inc.                          33,592             1,248,951
  Navios Maritime Holdings, Inc.                    21,495               114,568
  Navistar International Corp. *                    16,376             1,078,687
  NN, Inc.                                          84,498             1,226,066
  Pfsweb, Inc. *                                     1,068                 5,885
  Quality Distribution, Inc. *                      40,633               488,002
  RailAmerica, Inc. *                               54,478               855,849
  Ryder System, Inc.                                26,646             1,465,530
  Sauer-Danfoss, Inc. *                             22,865             1,220,991
  SFN Group, Inc. *                                 84,646               879,472
  TriMas Corp. *                                    58,848             1,200,499
                                                                      ----------
                                                                      20,818,792
                                                                      ----------
TECHNOLOGY-23.9%
  ACI Worldwide, Inc. *                             46,081             1,491,642
  Anadigics, Inc. *                                  3,244                10,608
  ASM International N.V.                             3,390               143,024
  AudioCodes, Ltd. *                                10,487                56,105
  Brightpoint, Inc. *                              153,871             1,390,994
  Brocade Communications Systems, Inc. *           157,807             1,052,573
  China Digital TV Holding Co., Ltd., ADR           93,029               568,407
  CIBER, Inc. *                                      1,000                 6,100
  Computer Programs & Systems, Inc.                 23,539             1,477,072
  Datalink Corp. *                                  73,115               527,890
  Electronics for Imaging, Inc. *                    8,400               151,620
  ePocrates, Inc. *                                 28,145               592,452
  FEI Co. *                                          4,591               179,095
  HealthStream, Inc. *                              60,804               775,251
  Infospace, Inc. *                                131,848             1,226,186
  Keynote Systems, Inc.                             65,536             1,391,329
  KongZhong Corp., ADR *                           177,160             1,109,022
  Kulicke & Soffa Industries, Inc. *               113,195             1,375,319
  Lattice Semiconductor Corp. *                      8,210                54,104
  LeCroy Corp. *                                    33,121               428,586
  LTX-Credence Corp. *                              74,960               712,120
  Magma Design Automation, Inc. *                  187,649             1,309,790

  The accompanying notes are an integral part of the portfolio of investments.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                            MAY 31, 2011(UNAUDITED)


                                                 NUMBER
                                                OF SHARES                VALUE
                                                ---------           -------------
TECHNOLOGY -(CONTINUED)
  Manhattan Associates, Inc. *                       35,082         $   1,261,198
  MKS Instruments, Inc.                               6,098               160,377
  Monotype Imaging Holdings, Inc. *                  87,789             1,250,993
  Newport Corp. *                                    76,815             1,397,265
  Nova Measuring Instruments Ltd. *                 121,954             1,250,029
  Orbotech Ltd. *                                    65,630               859,097
  Photronics, Inc. *                                149,860             1,504,594
  RealNetworks, Inc. *                                3,467                12,967
  Semiconductor Manufacturing
  International Corp., ADR *                          5,294                22,552
  Silicon Image, Inc. *                             161,234             1,222,154
  Silicon Motion Technology Corp., ADR *            120,697             1,472,503
  Spreadtrum Communications, Inc., ADR *             63,475             1,224,433
  TeleNav, Inc. *                                    74,292             1,213,931
  United Online, Inc.                               136,182               827,987
  VASCO Data Security International, Inc. *          59,370               708,878
  Verint Systems, Inc. *                             28,941               982,258
                                                                    -------------
                                                                       31,400,505
                                                                    -------------
UTILITY -0.2%
  Pampa Energia SA, SP ADR                            3,502                51,161
  Synthesis Energy Systems, Inc. *                   53,963               128,972
  Telephone & Data Systems, Inc.                      4,589               150,060
                                                                    -------------
                                                                          330,193
                                                                    -------------
   TOTAL COMMON STOCKS
     (Cost $121,924,092)                                              132,380,003
                                                                    -------------
SHORT-TERM INVESTMENTS-1.0%
  BofA Cash Reserves                              1,352,591         $   1,352,591
                                                                    -------------
   TOTAL SHORT-TERM INVESTMENTS
     (Cost $1,352,591)                                                  1,352,591
                                                                    -------------
TOTAL INVESTMENTS-100.2%
(Cost $123,276,683)**                                                 133,732,594
                                                                    -------------
LIABILITIES IN EXCESS OF
OTHER ASSETS-(0.2)%                                                      (268,465)
                                                                    -------------
NET ASSETS-100.0%                                                   $ 133,464,129
                                                                    =============

------
*    Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

     Aggregate Cost                                              $   123,276,683
                                                                 ---------------
     Gross unrealized appreciation                                    13,486,204
     Gross unrealized depreciation                                    (3,030,293)
                                                                 ---------------
     Net unrealized appreciation                                 $    10,455,911
                                                                 ===============

ADR -- American Depositary Receipt.

SP ADR-- Sponsored American Depositary Receipt.

The following is a summary of inputs used, as of May 31, 2011, in valuing the Fund's investments carried at market value (see Notes to Portfolio of Investments):

                                                         LEVEL 2          LEVEL 3
                          TOTAL           LEVEL 1      SIGNIFICANT      SIGNIFICANT
                        VALUE AT          QUOTED       OBSERVABLE      UNOBSERVABLE
                      MAY 31, 2011         PRICE         INPUTS           INPUTS
-----------------------------------------------------------------------------------

Total Investments*   $ 133,732,594    $ 133,732,594    $        --     $         --
                     =============    =============    ===========     ============

* See Portfolio of Investments detail for security type and sector classification breakout.

  The accompanying notes are an integral part of the portfolio of investments.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                       NOTES TO PORTFOLIO OF INVESTMENTS
                            MAY 31, 2011 (UNAUDITED)


PORTFOLIO VALUATION - The Bogle Investment Management Small Cap Growth
Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:
- Level 1 - unadjusted quoted prices in active markets for identical securities.
- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of May 31, 2011 is included with the Fund's Portfolio of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may be less liquid than publicly traded securities.

For the period ended May 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                               FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                            MAY 31, 2011 (UNAUDITED)

                                                                             NUMBER
                                                                            OF SHARES                VALUE
                                                                           -----------            -----------
EQUITY FUNDS - 100.0%
U.S. Large Cap Value Portfolio
III(a)                                                                     13,318,461          $  226,014,286
U.S. Large Company Portfolio(a)                                            10,549,899             112,250,928
U.S. Micro Cap Portfolio(b)                                                 7,705,909             114,355,693
U.S. Small Cap Portfolio(b)                                                 4,895,453             113,966,139
U.S. Small Cap Value Portfolio(b)                                           6,973,687             190,311,914
                                                                                               --------------
  TOTAL EQUITY FUNDS
  (Cost $571,471,239)                                                                             756,898,960
                                                                                               --------------
  TOTAL INVESTMENTS - 100.0%
  (Cost $571,471,239)*                                                                            756,898,960
                                                                                               --------------
OTHER ASSETS IN EXCESS OF
LIABILITIES -0.0%                                                                                     257,231
                                                                                               --------------
NET ASSETS - 100.0%                                                                            $  757,156,191
                                                                                               ==============

------
* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                                                            $  571,471,239
                                                                                               --------------
     Gross unrealized appreciation                                                                185,427,721
     Gross unrealized depreciation                                                                         --
                                                                                               --------------
     Net unrealized appreciation                                                               $  185,427,721
                                                                                               ==============

----------
(a)  A portfolio of Dimensional Investment Group Inc.
(b)  A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at value (See Notes to Portfolio of Investments):

                                                                                 LEVEL 2           LEVEL 3
                                             TOTAL              LEVEL 1       SIGNIFICANT       SIGNIFICANT
                                            VALUE AT            QUOTED         OBSERVABLE        UNOBSERVABLE
                                          MAY 31, 2011           PRICE           INPUT             INPUT
                                         --------------      --------------   -----------       -------------
Investments in Securities*               $  756,898,960      $  756,898,960   $         -       $           -
                                         ==============      ==============   ===========       =============

*Please refer to the Portfolio of Investments for further details.

  The accompanying notes are an integral part of the portfolio of investments.

                               FREE MARKET FUNDS
                     FREE MARKET INTERNATIONAL EQUITY FUND
                           PORTFOLIO OF INVESTMENTS
                           MAY 31, 2011 (UNAUDITED)

                                                                NUMBER
                                                               OF SHARES                VALUE
                                                             ------------             -----------
INTERNATIONAL EQUITY FUNDS - 99.9%
Asia Pacific Small Company Portfolio(a)                           408,198             $   11,107,075
Continental Small Company Portfolio(a)                          1,197,023                 23,377,855
DFA International Small Cap Value Portfolio(a)                 12,053,225                220,453,482
DFA International Value Portfolio III(b)                        9,108,089                166,040,460
Emerging Markets Portfolio(a)                                     924,584                 29,096,645
Emerging Markets Small Cap Portfolio(a)                         1,105,549                 26,831,675
Emerging Markets Value Portfolio(a)                               743,535                 26,975,449
Japanese Small Company Portfolio(a)                               711,637                 10,966,332
Large Cap International Portfolio(a)                            1,302,134                 27,579,204
United Kingdom Small Company Portfolio(a)                         331,404                  9,213,045
                                                                                      --------------
  TOTAL INTERNATIONAL EQUITY FUNDS
    (Cost $449,979,535)                                                                  551,641,222
                                                                                      --------------
  TOTAL INVESTMENTS - 99.9%
    (Cost $449,979,535)*                                                                 551,641,222
                                                                                      --------------
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1%                                                                           325,622
                                                                                      --------------
NET ASSETS - 100.0%                                                                   $  551,966,844
                                                                                      ==============
------------------

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

   Aggregate cost                                                                     $  449,979,535
                                                                                      --------------
   Gross unrealized appreciation                                                         101,661,687
   Gross unrealized depreciation                                                                  --
                                                                                      --------------
   Net unrealized appreciation                                                        $  101,661,687
                                                                                      ==============

------------------
(a)   A portfolio of DFA Investment Dimensions Group Inc.

(b)   A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

  The accompanying notes are an integral part of the portfolio of investments.

                               FREE MARKET FUNDS
                     FREE MARKET INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2011
                                  (UNAUDITED)

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at value (See Notes to Portfolio of Investments):

                                                              Level 2           Level 3
                                Total         Level 1        Significant       Significant
                              Value at        Quoted        Observable        Unobservable
                            May 31, 2011       Price           Input             Input
                            -------------  -------------    ------------       -----------
Investments in Securities*  $ 551,641,222  $ 551,641,222    $         --       $        --
                            =============  =============    ============       ===========

------
*Please refer to the Portfolio of Investments for further details.

  The accompanying notes are an integral part of the portfolio of investments.

                               FREE MARKET FUNDS
                         FREE MARKET FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                            MAY 31, 2011 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES                    VALUE
                                                             ----------                ------------
FIXED INCOME FUNDS - 99.9%
DFA Five-Year Global Fixed Income Portfolio(a )              14,300,412                 $159,878,608
DFA Inflation-Protected Securities Portfolio(a)               2,703,998                   32,042,372
DFA Intermediate Government Fixed Income Portfolio(a)         6,119,463                   76,921,653
DFA One-Year Fixed Income Portfolio(a)                       15,370,568                  159,239,088
DFA Short-Term Government Portfolio(a)                        4,680,799                   51,207,937
DFA Two-Year Global Fixed Income Portfolio(a)                15,659,021                  159,878,608
                                                                                        ------------
  TOTAL FIXED INCOME FUNDS
    (Cost $632,237,358)                                                                  639,168,266
                                                                                        ------------
  TOTAL INVESTMENTS - 99.9%
    (Cost $632,237,358)*                                                                  639,168,266
                                                                                         ------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                                 582,587
                                                                                        ------------

NET ASSETS - 100.0%                                                                     $639,750,853
                                                                                        ============
*      The cost and unrealized appreciation and depreciation in
       the value of the investments owned by the fund, as
       computed on a federal income tax basis, are as follows:

       Aggregate cost                                                                   $632,237,358
                                                                                        ------------
       Gross unrealized appreciation                                                       7,334,442
       Gross unrealized depreciation                                                       (403,534)
                                                                                        ------------
       Net unrealized appreciation                                                     $  6,930,908
                                                                                        ============

------------------
(a)  A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at value (See Notes to Portfolio of Investments):

                                                                             Level 2        Level 3
                                              Total           Level 1      Significant    Significant
                                            Value at           Quoted       Observable     Unobservable
                                          May 31, 2011         Price          Input          Input
                                          -------------       --------      -----------    ------------
Investments in Securities*                $639,168,266      $ 639,168,266   $        --    $         --
                                          =============       ========      ===========   =============

----------------
*   Please refer to the Portfolio of Investments for further details.

  The accompanying notes are an integral part of the portfolio of investments.

                               FREE MARKET FUNDS
                       NOTES TO PORTFOLIO OF INVESTMENTS
                            MAY 31, 2011 (UNAUDITED)

PORTFOLIO VALUATION - Investments in the underlying funds are valued at the Free Market U.S. Equity Fund's, Free Market International Fund's and the Free Market Fixed Income Fund's (each a "Fund," collectively the "Funds") net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.'s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Funds' net assets as of May 31, 2011 is included with each Fund's Portfolio of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended May 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                             Shares             Value
                                                            --------          ---------
COMMON STOCKS - 98.3%
CAPITAL GOODS - 14.1%
Caterpillar, Inc.                                               2,900         $306,820
Cummins, Inc.                                                   1,600          168,384
Deere & Co.                                                     4,300          370,144
Honeywell International, Inc.                                   2,300          136,965
Joy Global, Inc.                                                3,900          349,635
Precision Castparts Corp.                                       1,550          243,505
                                                                             ---------
                                                                             1,575,453
                                                                             ---------
CONSUMER DURABLES & APPAREL - 0.9%
Coach, Inc.                                                     1,600          101,856
                                                                             ---------
CONSUMER SERVICES - 1.0%
Yum! Brands, Inc.                                               2,100          116,172
                                                                             ---------
ENERGY - 13.6%
Alpha Natural Resources, Inc.*                                  1,500           82,185
Cameron International Corp.*                                    5,900          281,194
FMC Technologies, Inc.*                                         3,200          142,816
National Oilwell Varco, Inc.                                    5,500          399,190
Peabody Energy Corp.                                            4,800          294,528
Schlumberger Ltd.                                               2,500          214,300
Whiting Petroleum Corp.*                                        1,600          107,360
                                                                             ---------
                                                                             1,521,573
                                                                             ---------
FOOD & STAPLES RETAILING - 1.6%
Costco Wholesale Corp.                                          2,200          181,456
                                                                             ---------
FOOD, BEVERAGES & TOBACCO - 1.0%
Lorillard, Inc.                                                 1,000          115,280
                                                                             ---------
HEALTH CARE EQUIPMENT & SERVICES - 9.1%
Express Scripts, Inc.*                                          2,600          154,856
Humana, Inc.                                                    1,900          153,007
Intuitive Surgical, Inc.*                                         800          279,200
Stryker Corp.                                                   2,400          149,760
UnitedHealth Group, Inc.                                        5,800          283,910
                                                                             ---------
                                                                             1,020,733
                                                                             ---------
MATERIALS - 9.7%
CF Industries Holdings, Inc.                                    2,200          338,316
Cliffs Natural Resources, Inc.                                  3,400          308,380
Freeport-McMoRan Copper & Gold, Inc.                            2,500          129,100
Monsanto Co.                                                    4,300          305,472
                                                                             ---------
                                                                             1,081,268
                                                                             ---------
MEDIA - 3.6%
Comcast Corp.                                                   4,800          113,040
Viacom, Inc.                                                    5,700          287,337
                                                                             ---------
                                                                               400,377
                                                                             ---------

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.4%
Alexion Pharmaceuticals, Inc.*                                  3,000          142,260
Biogen Idec, Inc.*                                              1,900          179,987
Illumina, Inc.*                                                 2,300          165,784
                                                                            ----------
                                                                               488,031
                                                                            ----------
RETAILING - 6.1%
Amazon.com, Inc.*                                               2,600          511,394
Tiffany & Co.                                                   2,200          166,452
                                                                            ----------
                                                                               677,846
                                                                            ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
Avago Technologies Ltd. (Singapore)                            10,000          337,900
NVIDIA Corp.*                                                   5,800          116,232
                                                                            ----------
                                                                               454,132
                                                                            ----------
SOFTWARE & SERVICES - 14.9%
Accenture Plc., Class A (Ireland)                               2,300          131,997
Cognizant Technology Solutions Corp., Class A*                  4,400          334,576
Intuit, Inc.*                                                   5,900          318,423
Oracle Corp.                                                    9,000          307,980
Symantec Corp.*                                                 9,000          175,950
VMware, Inc., Class A*                                          4,000          389,280
                                                                            ----------
                                                                             1,658,206
                                                                            ----------
TECHNOLOGY HARDWARE & EQUIPMENT - 10.5%
Amphenol Corp., Class A                                         2,700          145,962
Apple, Inc.*                                                      850          295,656
EMC Corp.*                                                      5,600          159,432
NetApp, Inc.*                                                   6,900          377,913
Qualcomm, Inc.                                                  3,300          193,347
                                                                            ----------
                                                                             1,172,310
                                                                            ----------
TRANSPORTATION - 3.7%
CSX Corp.                                                       1,300          103,090
Union Pacific Corp.                                             2,900          304,413
                                                                            ----------
                                                                               407,503
                                                                            ----------
TOTAL COMMON STOCKS
 (Cost $8,236,134)                                                          10,972,196
                                                                            ----------
TOTAL INVESTMENTS - 98.3%
(Cost $8,236,134)**                                                         10,972,196
                                                                            ----------
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.7%                                                             193,562
                                                                            ----------
NET ASSETS - 100.0%                                                        $11,165,758
                                                                           ===========

  The accompanying notes are an integral part of the portfolio of investments.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2011
                                  (UNAUDITED)

------------------
*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost                                  $8,236,134
                                               ------------
Gross unrealized appreciation                    2,774,530
Gross unrealized depreciation                      (38,468)
                                               -----------
Net unrealized appreciation                     $2,736,062
                                               ===========

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's investments carried at market value (See Notes to Portfolio of Investments):

                                                          LEVEL 2        LEVEL 3
                               TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                              VALUE AT      QUOTED      OBSERVABLE    UNOBSERVABLE
                            MAY 31, 2011     PRICE        INPUTS         INPUTS
                            ------------  -----------   -----------   ------------
Investments in Securities*  $ 10,972,196  $ 10,972,196  $        --   $         --
                            ============  ============  ===========   ============

------------------
* Please refer to the Portfolio of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the portfolio of investments.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2011
                                  (UNAUDITED)

PORTFOLIO VALUATION - The Marvin & Palmer Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of May 31, 2011 is included with the Fund's Portfolio of Investments.

     At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

     Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

     For the period ended May 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                                   PERIMETER

                             SMALL CAP GROWTH FUND

                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2011
                                  (UNAUDITED)



                                    SHARES                  VALUE
                                    -------              -----------
COMMON STOCK+ - 99.9%
BASIC MATERIALS - 3.0%
Buckeye Technologies                 74,260               $1,891,402
Kraton Performance Polymers*         61,200                2,353,752
Kronos Worldwide                     94,370                2,844,312
Solutia*                             99,717                2,489,933
Stillwater Mining*                  128,089                2,593,802
                                                          ----------
                                                          12,173,201
                                                          ----------
COMMUNICATIONS - 11.1%
Abovenet                             32,220                2,515,415
APAC Customer Services*             135,036                  789,961
Atlantic Tele-Network                27,080                1,035,268
Blue Coat Systems*                   72,136                1,655,521
BroadSoft*                           52,447                2,073,754
ClickSoftware Technologies          254,182                2,709,580
DigitalGlobe*                        71,080                1,749,990
Dolan*                              142,623                1,494,689
eResearchTechnology*                256,230                1,624,498
EZchip Semiconductor*                86,910                3,132,236
Finisar*                             63,030                1,513,981
HealthStream*                        12,880                  164,220
Keynote Systems                      73,330                1,556,796
NeuStar*                             52,290                1,399,280
NIC                                 126,681                1,654,454
NICE Systems, ADR*                   79,559                2,832,300
Novatel Wireless*                   345,430                1,844,596
Plantronics                          55,480                2,029,458
Shutterfly*                           7,233                  438,464
Sourcefire*                          97,840                2,613,306
TIBCO Software*                      54,520                1,531,467
Travelzoo*                           32,151                2,415,826
US Auto Parts Network*              161,490                1,209,560
ValueClick*                         174,715                3,153,606
Zix*                                578,090                2,202,523
                                                          ----------
                                                          45,340,749
                                                          ----------
CONSUMER CYCLICAL - 16.9%
99 Cents Only Stores*                78,617                1,624,227
Ascena Retail Group*                 26,400                  883,344
Beacon Roofing Supply*               95,310                2,088,242
Buckle                               68,380                2,919,142
Caribou Coffee*                     144,685                1,538,002
Cash America International           56,171                2,924,262
Casual Male Retail Group*           424,918                1,848,393
Childrens Place Retail Stores*       46,390                2,330,634
CROCS*                              130,790                2,972,857
Domino's Pizza*                     121,748                3,033,960
Finish Line, Cl A                   110,820                2,555,509
First Cash Financial Services*       47,422                1,979,869
Genesco*                             73,991                3,328,855
Hibbett Sports*                      57,855                2,409,082
Iconix Brand Group*                  81,616                2,015,915
JOS A Bank Clothiers*                52,175                2,979,193
Lithia Motors, Cl A                  60,236                1,078,224
Pep Boys-Manny Moe & Jack           183,190                2,601,298
Perry Ellis International*           60,338                1,882,847
Petroleum Development*               60,210                2,188,634
Pier 1 Imports*                     202,550                2,414,396
Pricesmart                           46,585                2,173,190
Ruby Tuesday*                       137,507                1,457,574
Rush Enterprises, Cl A*              81,811                1,633,766
Steelcase, Cl A                     204,125                2,218,839
Steven Madden*                       47,307                2,636,892
Tenneco*                             59,750                2,494,563
Ulta Salon Cosmetics & Fragrance*    23,707                1,327,118
Wabash National*                    223,742                2,163,585
Warnaco Group*                       38,883                2,144,397
Westport Innovations*                48,387                1,201,449
Wolverine World Wide                 56,608                2,214,505
                                                          ----------
                                                          69,262,763
                                                          ----------
CONSUMER NON-CYCLICAL - 24.7%
Akorn*                              333,965                2,274,302
AngioDynamics*                       93,778                1,472,315
ArthroCare*                          87,560                2,998,930
Atrion                                6,669                1,232,698
Bio-Reference Laboratories*          69,652                1,736,424
Bruker*                             141,155                2,783,577
Cardiome Pharma*                    260,610                1,355,172
Consolidated Graphics*               44,380                2,449,332
Depomed*                             71,780                  654,634
Dollar Financial*                   136,942                3,109,953
Ensign Group                         51,733                1,546,817
FTI Consulting*                      47,490                1,812,693
Hain Celestial Group*                68,181                2,438,153
Healthspring*                        65,780                2,884,453
Hillenbrand                         134,550                3,061,013
Huron Consulting Group*              77,090                2,338,140
ICON ADR*                            67,373                1,724,075
ICU Medical*                         56,090                2,432,062
Impax Laboratories*                 105,874                2,842,717
Integra LifeSciences Holdings*       57,790                2,964,049
Inter Parfums                        83,114                1,851,780
Invacare                             85,200                2,861,016
Jazz Pharmaceuticals*                58,340                1,708,779
Kforce*                              77,395                1,044,059
Korn/Ferry International*            80,820                1,726,315
LHC Group*                           68,030                1,835,449
Masimo                               87,030                2,673,562
Merge Healthcare*                   339,391                2,060,103
Merit Medical Systems*                8,481                  166,397
Monro Muffler Brake                  41,656                1,347,572
Myriad Genetics*                    123,010                3,125,684

  The accompanying notes are an integral part of the portfolio of investments.

                                   PERIMETER

                             SMALL CAP GROWTH FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                  (UNAUDITED)

                                     SHARES                  VALUE
                                     -------              ------------

Nektar Therapeutics*                 179,297                $1,735,595
Onyx Pharmaceuticals*                 81,930                 3,477,929
PAREXEL International*               101,238                 2,548,160
Rent-A-Center                         56,760                 1,842,430
Salix Pharmaceuticals*                57,430                 2,298,923
Sanderson Farms                       58,070                 2,549,854
Sirona Dental Systems*                42,770                 2,312,146
Steiner Leisure*                      28,786                 1,439,300
Strayer Education                     13,250                 1,592,385
SunOpta*                             157,590                 1,224,474
SuperGen*                            651,375                 2,136,510
Synovis Life Technologies*           118,813                 2,085,762
TeleTech Holdings*                   127,830                 2,313,723
TreeHouse Foods*                      40,874                 2,490,453
TrueBlue*                            125,749                 1,840,965
VistaPrint*                           30,750                 1,512,285
WellCare Health Plans*                12,360                   608,730
Wright Express*                       46,508                 2,509,572
                                                           -----------
                                                           101,031,421
                                                           -----------
ENERGY - 6.7%
Abraxas Petroleum*                   381,720                 1,679,568
Comstock Resources*                   68,160                 2,049,571
Dawson Geophysical*                   43,485                 1,541,326
Georesources*                         77,757                 1,926,041
Key Energy Services*                 132,721                 2,346,507
Kodiak Oil & Gas*                    341,110                 2,336,604
Magnum Hunter Resources*             334,647                 2,386,033
Newpark Resources*                   266,066                 2,583,501
North American Energy Partners*      192,677                 1,813,091
OYO Geospace*                         30,341                 2,754,963
Rex Energy*                          208,670                 2,725,230
Swift Energy*                         52,080                 2,043,098
Triangle Petroleum*                  204,990                 1,418,531
                                                           -----------
                                                            27,604,064
                                                           -----------
FINANCIAL - 4.5%
Altisource Portfolio Solutions SA*    55,910                 1,997,105
Boston Private Financial Holdings    190,000                 1,254,000
Columbia Banking System               57,670                 1,037,483
Encore Capital Group*                 97,216                 3,216,877
First Citizens BancShares, Cl A        7,226                 1,413,333
IBERIABANK                            31,640                 1,858,850
Knight Capital Group, Cl A*          158,010                 1,949,843
Montpelier Re Holdings                83,660                 1,573,645
Stifel Financial*                     47,565                 1,915,443
Umpqua Holdings                      164,946                 1,976,053
                                                           -----------
                                                            18,192,632
                                                           -----------
INDUSTRIAL - 18.1%
A.O. Smith                            62,806                 2,604,565
Actuant, Cl A                         85,810                 2,157,263
Applied Industrial Technologies       69,304                 2,468,608
Atlas Air Worldwide Holdings*         46,730                 2,957,542
Briggs & Stratton                     63,830                 1,330,856
Ceradyne                              49,120                 2,198,611
Chart Industries*                      6,404                   311,106
Columbus McKinnon*                    88,060                 1,717,170
DXP Enterprises*                      45,765                 1,185,314
EnerSys*                              56,763                 2,032,115
EnPro Industries*                     72,175                 3,289,737
Esterline Technologies*               31,582                 2,388,231
Fushi Copperweld*                    128,609                   864,252
General Cable*                        64,949                 2,711,621
GrafTech International*               82,790                 1,750,181
Harbin Electric*                     104,838                 1,727,730
Hexcel*                              121,800                 2,517,606
HUB Group, Cl A*                      81,832                 3,122,709
II-VI*                                29,726                 1,690,220
Kennametal                            51,621                 2,154,144
Littelfuse                            18,360                 1,101,600
Marten Transport                      61,643                 1,383,269
MYR Group*                            67,863                 1,530,311
NACCO Industries                       8,407                   822,205
Newport*                              35,496                   645,672
NVE*                                  27,751                 1,695,031
Old Dominion Freight Line*            75,960                 2,835,587
OSI Systems*                          60,085                 2,402,198
Power-One*                           274,690                 2,304,649
Progressive Waste Solution           101,168                 2,542,352
Robbins & Myers                       42,379                 1,867,219
Rofin-Sinar Technologies*             60,379                 2,182,097
RTI International Metals*             75,078                 2,862,724
Silgan Holdings                       50,460                 2,265,149
TAL International Group               52,484                 1,770,285
TriMas*                              124,920                 2,548,368
VSE                                   31,345                   825,627
Werner Enterprises                    48,660                 1,220,393
                                                           -----------
                                                            73,984,317
                                                           -----------
TECHNOLOGY - 14.7%
ACI Worldwide*                        56,994                 1,844,896
Amtech Systems*                       64,498                 1,411,216
Avid Technology*                      96,080                 1,678,518
Computer Programs & Systems           29,100                 1,826,025
Compuware*                            72,208                   735,800
CSG Systems International*           108,040                 2,062,484
Diodes*                               33,960                   991,632
Electronics for Imaging*             110,300                 1,990,915
Entegris*                            265,860                 2,440,595
Insight Enterprises*                 142,683                 2,392,794
Interactive Intelligence*             72,716                 2,640,318
Lattice Semiconductor*               327,467                 2,158,008

  The accompanying notes are an integral part of the portfolio of investments.

                                   PERIMETER
                             SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                     SHARES           VALUE
                                                     -------      -------------
TECHNOLOGY - (CONTINUED)
LivePerson*                                          205,436      $   2,436,471
Maxwell Technologies*                                 83,300          1,359,456
Medidata Solutions*                                   89,380          2,054,846
Mellanox Technologies*                                73,730          2,276,782
MIPS Technologies*                                   222,709          1,763,855
Monolithic Power Systems*                            162,216          2,806,337
NetScout Systems*                                     65,880          1,528,416
Nova Measuring Instruments*                           60,490            620,023
O2Micro International, ADR*                          142,541          1,007,765
OCZ Technology Group*                                321,381          2,693,173
Omnivision Technologies*                              70,830          2,501,007
Open Text*                                            41,570          2,712,443
Opnet Technologies                                    50,994          1,997,435
Progress Software*                                    76,860          2,080,600
RADWARE*                                              49,130          1,808,967
Silicon Image*                                       242,357          1,837,066
Sykes Enterprises*                                   131,489          2,844,107
Ultimate Software Group*                              28,280          1,594,426
Volterra Semiconductor*                               90,956          2,243,885
                                                                  -------------
                                                                     60,340,261
                                                                  -------------
UTILITIES - 0.2%
Avista                                                34,710            865,320
                                                                  -------------
  TOTAL COMMON STOCK
    (Cost $322,730,972)                                             408,794,728
                                                                  -------------
TOTAL INVESTMENTS - 99.9%
  (Cost $322,730,972)**                                             408,794,728
                                                                  -------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                            433,912
                                                                  -------------
NET ASSETS - 100.0%                                               $ 409,228,640
                                                                  =============

----------
+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*    Non-income producing security.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, as follows:

Aggregate Cost                                                    $ 322,730,972
                                                                  -------------
Gross unrealized appreciation                                        94,045,831
Gross unrealized depreciation                                        (7,982,075)
                                                                  -------------
Net unrealized appreciation                                       $  86,063,756
                                                                  =============

ADR  American Depositary Receipt
Cl   Class

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's investments carried at market value (See Notes to Portfolio of Investments):

                                                                          LEVEL 2        LEVEL 3
                                             TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                            VALUE AT       QUOTED        OBSERVABLE    UNOBSERVABLE
                                            05/31/11        PRICE          INPUTS         INPUTS
                                          ------------   ------------   ------------   ------------
Investments in Securities*                $408,794,728   $408,794,728   $         --   $         --
                                          ============   ============   ============   ============

----------
* Please refer to Portfolio of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the portfolio of investments.

                                   PERIMETER
                             SMALL CAP GROWTH FUND
                       NOTES TO PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2011
                                  (UNAUDITED)

     PORTFOLIO VALUATION - The Perimeter Small Cap Growth Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. As of May 31, 2011, there were no fair valued securities.

     Fair Value Measurements - The inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the heirarchy below:

     -    Level 1 - quoted prices in active markets for identical securities;

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     -    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

     Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

     For the period ended May 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

  For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange
                                  Commission.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2011 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II          PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                   ---------      -------------
COMMON STOCK-98.3%

BASIC INDUSTRIES-3.3%
  Graham Packaging Co., Inc. *                        37,900      $     859,951
  Graphic Packaging Holding Co. *                    152,385            835,070
  Haynes International, Inc.                          11,730            660,047
  Schweitzer-Mauduit International, Inc.              13,600            716,448
  Sensient Technologies Corp.                         14,435            549,252
  Spartech Corp. *                                    42,725            303,775
                                                                  -------------
                                                                      3,924,543
                                                                  -------------
CAPITAL GOODS-10.7%
  Actuant Corp., Class A                              26,655            670,107
  Beacon Roofing Supply, Inc. *                       67,415          1,477,062
  Brady Corp., Class A                                23,988            826,866
  Drew Industries, Inc.                               20,805            549,252
  Globe Specialty Metals, Inc.                        38,810            879,435
  Granite Construction, Inc.                          19,840            545,402
  Griffon Corp. *                                     75,910            803,887
  Hillenbrand, Inc.                                   28,790            654,973
  Insituform Technologies, Inc., Class A *            50,335          1,299,146
  LSI Industries, Inc.                                20,080            151,002
  Mueller Industries, Inc.                            15,075            560,489
  Mueller Water Products, Inc., Class A               91,485            369,599
  Olin Corp.                                          16,365            393,087
  Orion Marine Group, Inc. * (a)                     110,000          1,170,400
  Rofin-Sinar Technologies, Inc. *                     6,170            222,984
  Tutor Perini Corp.                                  35,150            713,545
  UniTek Global Services, Inc. *                      45,005            399,194
  WESCO International, Inc. *                         19,280          1,071,968
                                                                  -------------
                                                                     12,758,398
                                                                  -------------
COMMUNICATIONS-0.8%
  EarthLink, Inc.                                     47,890            378,091
  Monster Worldwide, Inc. * (a)                       33,865            522,198
                                                                  -------------
                                                                        900,289
                                                                  -------------
CONSUMER DURABLES-1.8%
  Sealy Corp. *                                      133,870            350,739
  Thor Industries, Inc.                               24,075            777,623
  Tower International, Inc. * (a)                     54,885            948,413
                                                                  -------------
                                                                      2,076,775
                                                                  -------------
CONSUMER NON-DURABLES-6.7%
  Alliance One International, Inc. *                  81,170            314,939
  Brown Shoe Co., Inc. (a)                            37,312            384,687
  Callaway Golf Co. (a)                               79,900            540,923
  Dole Food Co., Inc. *                               89,445          1,199,457
  Fresh Del Monte Produce, Inc.                       23,345            641,754
  Matthews International Corp., Class A                9,970            389,727
  Nu Skin Enterprises, Inc., Class A (a)              25,250            987,023
  Sanderson Farms, Inc.                               19,415            852,513
  Skechers U.S.A., Inc., Class A * (a)                28,130            491,712
  Steven Madden Ltd. *                                15,392            857,950
  Take-Two Interactive Software, Inc. * (a)           46,400            760,496
  Universal Corp. (a)                                 13,645            575,410
                                                                  -------------
                                                                      7,996,591
                                                                  -------------
CONSUMER SERVICES-21.2%
  ABM Industries, Inc.                                20,215            460,498
  American Eagle Outfitters, Inc.                     26,660            353,511
  Asbury Automative Group, Inc. *                     49,805            836,724
  Ascena Retail Group, Inc. *                         42,900          1,435,434
  Asset Acceptance Capital Corp. * (a)                25,675            105,268
  Brink's Co., (The)                                  37,460          1,114,435
  Cato Corp. (The) Class A                               720             19,598
  CBIZ, Inc. * (a)                                    50,250            384,412
  Charming Shoppes, Inc. *                           133,540            552,856
  Children's Place Retail Stores, Inc., (The) *       18,365            922,658
  Ennis, Inc.                                         20,035            382,468
  Finish Line, Inc., (The), Class A                   53,545          1,234,748
  FTI Consulting, Inc. *                              21,405            817,029
  G&K Services, Inc., Class A                         16,912            534,926
  Geo Group, Inc., (The) *                            19,515            479,874
  Group 1 Automotive, Inc. (a)                        16,820            651,439
  Heidrick & Struggles International, Inc.            36,430            763,208
  International Speedway Corp., Class A               37,568          1,074,820
  KAR Auction Services, Inc. *                        50,675          1,059,614

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                               MAY 31, 2011 (unaudited)
------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)
                                                      PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                   ---------      -------------
CONSUMER SERVICES-(CONTINUED)
  Knoll, Inc.*                                        55,948      $   1,073,642
  Knot, Inc., (The) *                                 40,015            410,554
  Korn/Ferry International *                          17,285            369,208
  Live Nation Entertainment, Inc. *                   67,410            777,237
  MAXIMUS, Inc.                                       14,680          1,230,184
  Men's Wearhouse, Inc., (The)                        23,805            819,606
  Navigant Consulting, Inc. *                        113,650          1,147,865
  Regis Corp.                                         37,220            555,695
  Rent-A-Center, Inc.                                 29,120            945,235
  RPX Corp. *                                         15,620            451,418
  Service Corp. International                         56,830            652,408
  SFN Group, Inc. *                                  103,290          1,073,183
  Steiner Leisure Ltd. *                               7,410            370,500
  Steinway Musical Instruments *                      17,810            444,894
  Viad Corp.                                          13,725            310,460
  World Fuel Services Corp.                           39,222          1,434,741
                                                                  -------------
                                                                     25,250,350
                                                                  -------------
ENERGY-2.3%
  Bristow Group, Inc.                                 15,375            706,481
  Helix Energy Solutions Group, Inc. *                30,940            542,069
  Rosetta Resources, Inc. *                           30,055          1,477,203
                                                                  -------------
                                                                      2,725,753
                                                                  -------------
FINANCE-19.7%
  Ameris BanCorp.*                                    22,128            206,233
  AMERISAFE, Inc. *                                   17,320            400,785
  Apollo Investment Corp.                             34,735            396,326
  Centerstate Banks, Inc.                             51,285            359,508
  Citizens Republic Bancorp, Inc. *                  433,855            376,456
  CNA Surety Corp. *                                  13,435            356,565
  Columbia Banking System, Inc.                       26,510            476,915
  Cowen Group, Inc., Class A *                        25,730            106,008
  Cypress Sharpridge Investments, Inc.               115,040          1,477,114
  FBR Capital Markets Corp. *                        114,580            415,925
  Fifth Street Finance Corp. (a)                      86,670          1,068,641
  First American Financial Corp.                      43,400            697,872
  First Citizens Bancshares, Inc., Class A             3,140            614,153
  Flagstone Reinsurance Holdings S.A.                 22,245            194,421
  Gladstone Capital Corp.                             14,695            147,832
  Global Indemnity PLC *                              13,358            309,505
  Heritage Financial Corp.                            32,355            438,087
  Horace Mann Educators Corp.                         23,965            391,109
  Infinity Property & Casualty Corp.                  10,475            556,851
  JMP Group, Inc.                                     63,055            447,691
  Knight Capital Group, Inc., Class A *               89,700          1,106,898
  Maiden Holdings Ltd.                               150,575          1,415,405
  MGIC Investment Corp. *                            121,355            978,121
  Nara Bancorp, Inc. *                               125,230          1,063,203
  Navigators Group, Inc., (The) *                      8,350            399,297
  Nelnet, Inc., Class A                               46,446          1,021,348
  Ocwen Financial Corp. *                            115,965          1,393,899
  Park Sterling Corp. * (a)                           41,045            205,225
  PHH Corp. *                                         68,860          1,443,994
  Platinum Underwriters Holdings Ltd.                 22,675            774,125
  ProAssurance Corp. *                                 3,945            277,373
  Safety Insurance Group, Inc.                         9,470            425,203
  State Auto Financial Corp.                          30,705            512,466
  Stewart Information Services Corp.                  41,315            432,568
  SVB Financial Group *                                5,900            350,342
  Symetra Financial Corp.                             72,755            976,372
  TradeStation Group, Inc. *                          53,040            516,610
  United Rentals, Inc. * (a)                          12,480            341,203
  Washington Federal, Inc.                            26,865            426,885
                                                                  -------------
                                                                     23,498,534
                                                                  -------------
HEALTH CARE-12.8%
  Addus HomeCare Corp. *                              47,936            273,235
  Amsurg Corp. *                                      19,820            513,536
  Centene Corp. *                                     16,920            588,816
  CONMED Corp. *                                      23,595            667,738
  Haemonetics Corp. *                                 16,060          1,086,138
  Hanger Orthopedic Group, Inc. *                     28,530            717,529
  ICON PLC, Sponsored ADR *                           48,965          1,253,014
  Kindred Healthcare, Inc. *                          65,645          1,610,928
  LHC Group, Inc. *                                   16,185            436,671
  LifePoint Hospitals, Inc. *                         14,135            593,670
  Owens & Minor, Inc.                                 24,952            863,339
  PAREXEL International Corp. *                       27,915            702,621
  PharMerica Corp. *                                  18,515            228,475

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2011 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)
                                                        PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                   ---------      -------------
HEALTH CARE-(CONTINUED)
  PSS World Medical, Inc. * (a)                       13,920      $     406,742
  RehabCare Group, Inc. *                             37,085          1,393,654
  Select Medical Holdings Corp. *                     83,800            796,100
  Skilled Healthcare Group, Inc., Class A *           48,025            544,604
  Symmetry Medical, Inc. *                           111,975          1,144,385
  U.S. Physical Therapy, Inc.                         56,004          1,441,543
                                                                  -------------
                                                                     15,262,738
                                                                  -------------
REAL ESTATE INVESTMENT TRUSTS-5.4%
  Anworth Mortgage Asset Corp.                       115,422            836,810
  Capstead Mortgage Corp.                             29,205            387,550
  Chatham Lodging Trust                               48,495            794,833
  Colony Financial, Inc. (a)                          20,940            386,343
  Gladstone Commercial Corp.                          16,935            325,152
  Hatteras Financial Corp.                            39,285          1,147,515
  MFA Financial, Inc.                                 86,550            713,172
  Monmouth Real Estate Investment Corp., Class A      66,215            568,787
  Redwood Trust, Inc. (a)                             43,470            675,959
  Two Harbors Investment Corp.                        55,110            591,881
                                                                  -------------
                                                                      6,428,002
                                                                  -------------
TECHNOLOGY-9.8%
  Bel Fuse, Inc., Class B                             14,995            293,452
  Belden, Inc.                                        37,860          1,360,688
  Brooks Automation, Inc. *                           42,315            479,852
  CIBER, Inc. *                                       82,125            500,962
  Coherent, Inc. *                                     6,840            383,724
  Dolan Co., (The) *                                  23,610            247,433
  Electronics for Imaging, Inc. *                     26,590            479,949
  EnerSys *                                           39,140          1,401,212
  Generac Holdings, Inc. *                            22,260            409,807
  Heartland Payment Systems, Inc.                     55,630          1,058,083
  Imation Corp. *                                     28,735            279,304
  Insight Enterprises, Inc. *                         18,345            307,646
  Integrated Device Technology, Inc. *                74,260            623,041
  Ness Technologies, Inc. *                           34,465            213,683
  NETGEAR, Inc. *                                     27,120          1,134,972
  Sykes Enterprises, Inc. *                           56,960          1,232,045
  SYNNEX Corp. *                                      18,045            590,793
  Teradyne, Inc. *                                    25,965            415,700
  Verigy Ltd. *                                       20,915            295,320
                                                                  -------------
                                                                     11,707,666
                                                                  -------------
TRANSPORTATION-1.9%
  Arkansas Best Corp.                                 17,770            435,187
  Diana Shipping, Inc. *                              37,020            425,360
  Landstar System, Inc.                               13,665            646,628
  UTI Worldwide, Inc.                                 34,880            775,382
                                                                  -------------
                                                                      2,282,557
                                                                  -------------
UTILITIES-1.9%
  PNM Resources, Inc. (a)                             66,730          1,103,047
  SemGroup Corp., Class A *                           44,180          1,124,381
                                                                  -------------
                                                                      2,227,428
                                                                  -------------
TOTAL COMMON STOCK
  (Cost $94,185,500)                                                117,039,624
                                                                  -------------
SECURITIES LENDING COLLATERAL-8.1%
  Institutional Money Market Trust                 8,933,806          8,933,806
  KBC Bank NV, 0.08%, 06/01/11, TD                   763,363            763,363
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $9,697,169)                                                   9,697,169
                                                                  -------------
TOTAL INVESTMENTS-106.4%
  (Cost $103,882,669)**                                             126,736,793
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(6.4)%                         (7,654,648)
                                                                  -------------
  NET ASSETS-100.0%                                               $ 119,082,145
                                                                  =============

----------
ADR  - American Depositary Receipt

PLC  - Public Limited Company

TD   - Time Deposits

*    - Non-income producing.

(a) - All or a portion of the security is on loan. At May 31, 2011, the market value of securities on loan was $9,403,375.

** - The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                           $ 103,882,669
                                         -------------
Gross unrealized appreciation               26,864,285
Gross unrealized depreciation               (4,010,161)
                                         -------------
Net unrealized appreciation              $  22,854,124
                                         =============

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2011 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)
                                                        PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund's investments as of May 31, 2011 is as follows (see Notes to Portfolio of Investments):

                                                                              LEVEL 2        LEVEL 3
                                                TOTAL          LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                             VALUE AS OF        QUOTED      OBSERVABLE     UNOBSERVABLE
                                               05/31/11         PRICE         INPUTS          INPUTS
                                             ------------   ------------    -----------    ------------
Common Stock*                                $117,039,624   $117,039,624    $       --     $         --
Securities Lending Collateral                   9,697,169      8,933,806        763,363              --
                                             ------------   ------------    -----------    ------------
  Total Assets                               $126,736,793   $125,973,430    $   763,363    $         --
                                             ============   ============    ===========    ============

----------
* see Portfolio of Investments detail for industry and security type breakout.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2011 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND           Portfolio of Investments

                                                     Number
                                                   of Shares           Value
                                                   ---------      -------------
LONG POSITIONS-98.0%
COMMON STOCK-96.5%
BASIC INDUSTRIES-3.0%
  AEP Industries, Inc. *+                             91,334      $   2,803,954
  Haynes International, Inc. +                        38,519          2,167,464
  PH Glatfelter Co. +                                158,610          2,444,180
  POSCO - ADR +                                       30,650          3,126,913
  Spartech Corp. *                                   532,165          3,783,693
                                                                  -------------
                                                                     14,326,204
                                                                  -------------
CAPITAL GOODS-6.5%
  Broadwind Energy, Inc. * (a)                       903,995          1,572,951
  Chase Corp. +                                      108,146          1,794,142
  Ducommun, Inc. +                                   145,300          2,852,239
  Goodrich Petroleum Corp.                            26,820          2,341,118
  Griffon Corp. *+                                   209,166          2,215,068
  Hardinge, Inc.                                      98,040          1,064,714
  Headwaters, Inc. *                                 449,780          1,646,195
  Innovative Solutions and Support, Inc. *           276,442          1,525,960
  Lakeland Industries, Inc. *                         53,115            457,320
  Michael Baker Corp. *+                             134,370          3,493,620
  Miller Industries, Inc.                            107,303          1,845,612
  NACCO Industries, Inc., Class A                     50,280          4,917,384
  URS Corp. *                                         52,680          2,321,081
  US Concrete, Inc. *                                 86,845            832,844
  WaterFurnace Renewable Energy, Inc.                 75,785          1,820,217
                                                                  -------------
                                                                     30,700,465
                                                                  -------------
COMMUNICATIONS-4.1%
  DISH Network Corp., Class A *+                     158,380          4,795,746
  InfoSpace, Inc. *+                                 502,160          4,670,088
  iPass, Inc. *                                      377,401            581,198
  Sprint Nextel Corp. *                              750,985          4,393,262
  SureWest Communications +                          228,495          3,397,721
  USA Mobility, Inc.                                  90,350          1,469,091
                                                                  -------------
                                                                     19,307,106
                                                                  -------------
CONSUMER DURABLES-1.5%
  D.R. Horton, Inc. +                                171,420          2,087,896
  Hooker Furniture Corp. +                            99,222          1,091,442
  Libbey, Inc. *+                                    127,945          2,025,369
  Sony Corp. - Sponsored ADR                          79,935          2,137,462
                                                                  -------------
                                                                      7,342,169
                                                                  -------------
CONSUMER NON-DURABLES-6.7%
  Activision Blizzard, Inc. +                        206,975          2,481,630
  Anheuser-Busch InBev NV - Sponsored ADR +          126,945          7,677,634
  Coca-Cola Femsa S.A. de C.V. - Sponsored ADR +      38,205          3,320,397
  Force Protection, Inc. *                           485,305          2,348,876
  Hanesbrands, Inc. *+                                97,290          2,948,860
  Kenneth Cole Productions, Inc., Class A *          265,234          3,312,773
  Kid Brands, Inc. *                                 262,224          1,408,143
  Lorillard, Inc. +                                   45,505          5,245,816
  Matthews International Corp., Class A +             69,140          2,702,683
                                                                  -------------
                                                                     31,446,812
                                                                  -------------
CONSUMER SERVICES-17.3%
  AFC Enterprises, Inc. *+                           148,591          2,463,639
  Asbury Automative Group, Inc. *+                   135,495          2,276,316
  Barrett Business Services, Inc. +                  148,733          2,272,640
  Benihana, Inc., Class A *+                         336,770          3,404,745
  Century Casinos, Inc. *                            835,356          2,372,411
  Charming Shoppes, Inc. *                           632,665          2,619,233
  Christopher & Banks Corp. +                        475,305          2,847,077
  CKX, Inc. *                                        850,656          4,653,088
  Courier Corp.                                      167,568          1,891,843
  CRA International, Inc. *+                          65,835          1,843,380
  CVS Caremark Corp. +                               102,985          3,984,490
  Destination Maternity Corp. +                      128,913          2,658,186
  Ennis, Inc. +                                      204,600          3,905,814
  G. Willi-Food International Ltd. *                 249,180          1,843,932
  Heidrick & Struggles International, Inc. +         188,150          3,941,742
  Hudson Highland Group, Inc. *+                     484,353          2,542,853
  MarineMax, Inc. *+                                 193,771          1,612,175
  Midas, Inc. *                                      286,645          2,023,714
  Multi-Color Corp. +                                154,816          3,500,390
  Navigant Consulting, Inc. *                        242,195          2,446,169
  RadioShack Corp. (a)                               145,800          2,297,808
  Saga Communications, Inc., Class A *+               60,348          2,217,789
  Speedway Motorsports, Inc.                         254,095          3,679,296
  Steiner Leisure Ltd. *+                             38,595          1,929,750
  Towers Watson & Co., Class A +                      55,520          3,522,744
  Tuesday Morning Corp. *                            855,238          4,224,876
  Viad Corp. +                                       108,425          2,452,574
  Wal-Mart Stores, Inc.                               47,080          2,599,758
  Walgreen Co. +                                      80,980          3,533,157
                                                                  -------------
                                                                     81,561,589
                                                                  -------------

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2011 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        Portfolio of Investments

                                                     Number
                                                   of Shares          Value
                                                   ---------      -------------
ENERGY-4.3%
  Canadian Natural Resources Ltd. +                   78,575      $   3,426,656
  Cenovus Energy, Inc. +                              85,965          3,188,442
  Ensco PLC - Sponsored ADR +                         41,810          2,229,309
  EOG Resources, Inc. +                               33,630          3,670,378
  Mitcham Industries, Inc. *                          91,235          1,328,382
  PHI, Inc. *                                         78,386          1,661,783
  Royal Dutch Shell PLC - ADR                         66,905          4,779,024
                                                                  -------------
                                                                     20,283,974
                                                                  -------------
FINANCE-22.2%
  ACE Ltd. +                                          46,630          3,209,077
  Advance America Cash Advance Centers, Inc.         231,350          1,422,802
  Alterra Capital Holdings Ltd. +                     64,365          1,464,304
  Bank of America Corp. +                            186,475          2,191,081
  Bank of Commerce Holdings                          222,089            932,774
  BankFinancial Corp. +                               95,075            808,137
  Calamos Asset Management, Inc., Class A +          223,745          3,353,938
  CapitalSource, Inc. +                              319,335          2,066,097
  Capitol Federal Financial, Inc. +                  198,930          2,377,213
  Century Bancorp, Inc., Class A +                    38,003            977,437
  Citigroup, Inc.                                     88,683          3,649,305
  Citizens Republic Bancorp, Inc. * (a)            1,884,145          1,634,873
  Cowen Group, Inc., Class A *                       623,890          2,570,427
  Endurance Specialty Holdings Ltd.                   73,915          3,001,688
  ESSA Bancorp, Inc.                                  61,875            728,887
  Fairfax Financial Holdings Ltd. +                    4,970          1,911,959
  FBR Capital Markets Corp. *                        430,760          1,563,659
  Fidelity National Financial, Inc., Class A +       118,110          1,887,398
  First California Financial Group, Inc. *           181,840            654,624
  First Place Financial Corp. *                      128,120            192,180
  First Southern Bancorp, Inc., Class B 144A * +++    64,350            772,200
  Flushing Financial Corp. +                         136,896          1,837,144
  Goldman Sachs Group, Inc., (The)                    23,918          3,365,980
  HF Financial Corp.                                  83,779            919,893
  HopFed Bancorp, Inc.                                55,230            435,212
  Hudson City Bancorp, Inc. +                        219,620          2,005,131
  Investors Title Co. +                                6,765            271,412
  JPMorgan Chase & Co. +                             159,141          6,881,257
  Kaiser Federal Financial Group, Inc. +              55,293            687,845
  KKR Financial Holdings LLC (a) +                   204,610          2,052,238
  Loews Corp. +                                       83,730          3,518,335
  Maiden Holdings Ltd. +                             508,372          4,778,697
  Morgan Stanley +                                    84,583          2,043,525
  NBH Holdings Corp., Class A 144A *+++               79,735          1,449,582
  New Hampshire Thrift Bancshares, Inc.               29,529            385,353
  Nicholas Financial, Inc. *+                        162,147          2,023,595
  OceanFirst Financial Corp. +                        58,955            801,788
  Oriental Financial Group, Inc. +                   215,870          2,663,836
  Oritani Financial Corp. +                          107,885          1,350,720
  PartnerRe Ltd.                                      32,750          2,451,010
  Penn Millers Holding Corp. * (a)                    37,080            645,192
  RenaissanceRe Holdings Ltd. +                       39,100          2,813,636
  Stewart Information Services Corp. +               126,515          1,324,612
  Sun Bancorp, Inc. *                                290,015          1,113,658
  TFS Financial Corp. *+                             138,965          1,424,391
  Tower Group, Inc.                                   97,875          2,378,363
  United Bancshares, Inc. *                           50,780            444,325
  Univest Corp. of Pennsylvania                       41,090            699,763
  US BanCorp                                         128,710          3,294,976
  US Global Investors, Inc., Class A                 250,085          1,980,673
  Validus Holdings Ltd. +                            108,832          3,507,655
  Wells Fargo & Co.                                  112,930          3,203,824
  West Coast Bancorp *                                92,007          1,606,442
  White Mountains Insurance Group Ltd. +               6,855          2,807,123
                                                                  -------------
                                                                    104,537,246
                                                                  -------------
HEALTH CARE-13.0%
  Accuray, Inc. *+                                   179,400          1,370,616
  Affymetrix, Inc. *+                                541,415          3,297,217
  Alere, Inc. *+                                      59,185          2,367,400
  Allied Healthcare International, Inc. *            783,445          2,036,957
  Alpha PRO Tech Ltd. *                              485,210            596,808
  Amsurg Corp. *+                                     91,085          2,360,012
  Anika Therapeutics, Inc. *+                        215,460          1,525,457
  BioClinica, Inc. *                                 327,186          1,727,542
  Biolase Technology, Inc. * (a) +                   409,864          2,155,885
  BioScrip, Inc. * (a)                               305,110          2,334,091

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2011 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        Portfolio of Investments

                                                     Number
                                                   of Shares          Value
                                                   ---------      -------------
HEALTH CARE-(CONTINUED)
  CardioNet, Inc. *                                  434,365         $2,436,788
  Cross Country Healthcare, Inc. *                   308,792          2,368,435
  Hooper Holmes, Inc. *                              860,703            568,236
  ICON PLC - Sponsored ADR * +                       240,110          6,144,415
  Immucor, Inc. * +                                  111,525          2,334,218
  IRIS International, Inc. *                         358,230          3,582,300
  Laboratory Corp. of America Holdings *              51,280          5,170,562
  Lincare Holdings, Inc. (a) +                       105,639          3,202,974
  Pfizer, Inc. +                                     216,920          4,652,934
  Rotech Healthcare, Inc. *                        1,267,624          4,994,439
  Teva Pharmaceutical Industries Ltd. -
    Sponsored ADR +                                  100,220          5,101,198
  Theragenics Corp. *                                510,450            964,750
                                                                  -------------
                                                                     61,293,234
                                                                  -------------
REAL ESTATE INVESTMENT TRUSTS-0.3%
  Reis, Inc. *                                       157,698          1,559,633
                                                                  -------------
TECHNOLOGY-16.4%
  ADPT Corp. *                                       491,855          1,441,135
  Amdocs Ltd. * +                                    116,445          3,544,586
  Amkor Technology, Inc. *                           695,665          4,445,299
  Bel Fuse, Inc., Class B                            100,005          1,957,098
  CA, Inc. +                                         206,980          4,843,332
  Coleman Cable, Inc. * +                            420,458          5,957,890
  Compuware Corp. * +                                273,975          2,791,805
  Concurrent Computer Corp. *                        357,897          2,222,540
  CoreLogic, Inc. * +                                203,655          3,688,192
  CSG Systems International, Inc. * +                177,775          3,393,725
  DragonWave, Inc. * (a)                             296,710          2,011,694
  GSI Group, Inc. * +                                156,875          1,866,812
  Hemisphere GPS, Inc. *                             839,675            999,213
  Hewlett-Packard Co. +                              136,523          5,103,230
  Hurco Cos., Inc. * +                                81,910          2,451,566
  MaxLinear, Inc., Class A *                          86,332            786,485
  Microsoft Corp. +                                  364,590          9,118,396
  MRV Communications, Inc. *                       1,427,815          1,998,941
  Oracle Corp. +                                     111,954          3,831,066
  Pulse Electronics Corp.                            394,178          1,939,356
  Rimage Corp. +                                     102,749          1,499,108
  SL Industries, Inc. * +                             46,030          1,067,896
  TE Connectivity Ltd. +                              99,005          3,646,354
  Telular Corp. +                                    353,226          2,200,598
  Tier Technologies, Inc. * +                        245,575          1,176,304
  Xerox Corp.                                        347,855          3,551,600
                                                                  -------------
                                                                     77,534,221
                                                                  -------------
TRANSPORTATION-0.7%
  Baltic Trading Ltd. (a)                            159,790          1,016,264
  DHT Holdings, Inc                                  534,945          2,139,780
                                                                  -------------
                                                                      3,156,044
                                                                  -------------
UTILITIES-0.5%
  SemGroup Corp., Class A *                           87,375          2,223,694
                                                                  -------------
    TOTAL COMMON STOCK
      (Cost $417,294,039)                                           455,272,391
                                                                  -------------
PREFERRED STOCK-0.1%
FINANCE-0.1%
  First Southern Bancorp, Inc. 144A, 5.000%+++           110            274,103
                                                                  -------------
    TOTAL PREFERRED STOCK
      (Cost $110,000)                                                   274,103
                                                                  -------------
SECURITIES LENDING COLLATERAL-1.4%
  Institutional Money Market Trust                 6,299,422          6,299,422
  KBC Bank NV, 0.08%, 06/01/11, TD                   538,264            538,264
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $6,837,686)                                                   6,837,686
                                                                  -------------
TOTAL LONG POSITIONS-98.0%
  (COST $424,241,725)**                                             462,384,180
                                                                  -------------
SECURITIES SOLD SHORT-(50.0%)
COMMON STOCK-(50.0%)
BASIC INDUSTRIES-(3.9%)
  Arch Coal, Inc.                                    (77,425)        (2,314,233)
  Avalon Rare Metals, Inc. *                        (127,460)          (996,737)
  Cliffs Natural Resources, Inc                      (28,300)        (2,566,810)
  Ethanex Energy, Inc. *                                (648)               (32)
  Gold Resource Corp.                                (47,535)        (1,328,603)
  Intrepid Potash, Inc. *                            (69,570)        (2,239,458)
  Molycorp, Inc. *                                   (22,405)        (1,488,364)
  NewMarket Corp.                                    (16,335)        (2,845,884)
  Rare Element Resources Ltd. *                      (61,300)          (755,829)
  Seabridge Gold, Inc. *                             (76,310)        (2,270,223)
  Tanzanian Royalty Exploration Corp. *             (193,370)        (1,442,540)
  Uranerz Energy Corp. *                             (83,070)          (265,824)
                                                                  -------------
                                                                    (18,514,537)
                                                                  -------------
CAPITAL GOODS-(3.5%)
  ADA-ES, Inc. *                                     (68,138)          (769,959)

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                    MAY 31, 2011 (unaudited)
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)  Portfolio of Investments

                                                           Number
                                                         of Shares          Value
                                                         ---------      -------------
CAPITAL GOODS-(CONTINUED)
  Applied Energetics, Inc. *                              (238,070)     $    (117,130)
  Applied Nanotech Holdings, Inc. *                         (8,285)            (3,969)
  DynaMotive Energy Systems Corp. *                        (72,185)           (10,106)
  Lindsay Corp                                             (27,945)        (1,874,551)
  Middleby Corp., (The) *                                  (16,040)        (1,380,242)
  PMFG, Inc. *                                             (65,215)        (1,304,300)
  Satcon Technology Corp. *                               (517,490)        (1,376,523)
  Titan International, Inc.                                (67,340)        (1,851,177)
  Trex Co., Inc. *                                        (178,510)        (5,455,266)
  Vulcan Materials Co                                      (54,155)        (2,192,736)
                                                                        -------------
                                                                          (16,335,959)
                                                                        -------------
COMMUNICATIONS-(5.4%)
  Akamai Technologies, Inc. *                              (61,295)        (2,080,046)
  Cogent Communications Group, Inc. *                     (157,680)        (2,451,924)
  CTC Communications Group, Inc. * +++#                    (98,900)               (10)
  Equinix, Inc. *                                          (30,165)        (3,058,731)
  Interliant, Inc. * +++#                                     (600)                 0
  LivePerson, Inc. *                                      (184,635)        (2,189,771)
  LogMeIn, Inc. *                                          (56,830)        (2,473,242)
  OpenTable, Inc. *                                        (30,935)        (2,732,489)
  Quepasa Corp. *                                         (116,160)          (996,653)
  Rackspace Hosting, Inc. *                               (118,790)        (5,226,760)
  Shutterfly, Inc. *                                       (17,340)        (1,051,151)
  Sina Corp. *                                             (21,525)        (2,556,955)
  Wave Systems Corp., Class A *                           (290,760)          (796,682)
                                                                        -------------
                                                                          (25,614,414)
                                                                        -------------
CONSUMER DURABLES-(1.4%)
  Qsound Labs, Inc. *                                       (4,440)              (311)
  Tesla Motors, Inc. *                                     (92,880)        (2,799,403)
  Universal Electronics Inc. *                             (84,640)        (2,157,474)
  Winnebago Industries, Inc. *                            (127,030)        (1,454,494)
                                                                        -------------
                                                                           (6,411,682)
                                                                        -------------
CONSUMER NON-DURABLES-(2.1%)
  Amish Naturals, Inc. *                                   (25,959)              (158)
  Cal-Maine Foods, Inc.                                   (323,555)        (9,645,175)
  Valence Technology, Inc. *                               (27,585)           (29,792)
                                                                        -------------
                                                                           (9,675,125)
                                                                        -------------
CONSUMER SERVICES-(13.5%)
  Arbitron, Inc.                                           (88,025)        (3,758,667)
  Blue Nile, Inc. *                                        (79,490)        (3,974,500)
  Buckle, Inc. (The)                                       (31,945)        (1,363,732)
  Buffalo Wild Wings, Inc. *                               (51,840)        (3,247,258)
  Chipotle Mexican Grill, Inc. *                           (10,055)        (2,906,599)
  Constant Contact, Inc. *                                 (77,800)        (1,871,090)
  Cracker Barrel Old Country Store, Inc.                   (41,090)        (1,946,844)
  H&E Equipment Services, Inc. *                          (129,215)        (1,874,910)
  Lululemon Athletica, Inc. *                              (13,430)        (1,219,444)
  Lumber Liquidators Holdings, Inc. *                     (147,800)        (3,986,166)
    Netflix, Inc. *                                        (26,805)        (7,258,794)
  New Oriental Education & Technology
    Group, Inc. - Sponsored ADR *                          (17,550)        (2,032,641)
  Pegasystems, Inc.                                        (57,650)        (2,153,227)
  ReachLocal, Inc. *                                       (99,290)        (2,084,097)
  Rentrak Corp. *                                          (99,555)        (2,047,846)
  Ritchie Bros. Auctioneers, Inc.                         (185,740)        (5,148,713)
  Sturm Ruger & Co., Inc.                                 (156,680)        (3,450,094)
  Texas Roadhouse, Inc.                                   (190,555)        (3,283,263)
  Urban Outfitters, Inc. *                                (100,445)        (3,059,555)
  Vail Resorts, Inc. *                                     (36,780)        (1,789,347)
  VistaPrint NV *                                          (62,615)        (3,079,406)
  Zumiez, Inc. *                                           (72,960)        (2,216,525)
                                                                        -------------
                                                                          (63,752,718)
                                                                        -------------
ENERGY-(2.5%)
  Basic Energy Services, Inc. *                            (76,050)        (2,068,560)
  Beard Co. *                                               (9,710)            (3,398)
  Chesapeake Energy Corp.                                  (62,065)        (1,945,117)
  Complete Production Services, Inc. *                     (26,490)          (879,203)
  Goodrich Petroleum Corp. *                               (80,595)        (1,648,168)
  Houston American Energy Corp.                           (116,735)        (2,144,422)
  RPC, Inc.                                               (121,645)        (3,063,021)
                                                                        -------------
                                                                          (11,751,889)
                                                                        -------------
FINANCE-(0.2%)
  Value Line, Inc.                                         (78,574)        (1,114,965)
                                                                        -------------
HEALTH CARE-(3.6%)
  Accretive Health, Inc. *                                 (57,775)        (1,406,243)
  athenahealth, Inc. *                                     (49,155)        (2,200,669)
  BioTime, Inc. *                                         (105,150)          (545,728)
  BodyTel Scientific, Inc. *                                (4,840)              (218)
  CareView Communications, Inc. *                         (207,465)          (329,869)
  Conceptus, Inc. *                                        (65,005)          (827,514)
  DexCom, Inc. *                                          (102,535)        (1,616,977)
  HeartWare International, Inc. *                          (15,860)        (1,155,401)

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2011 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        Portfolio of Investments

                                                     Number
                                                   of Shares          Value
                                                   ---------      -------------
HEALTH CARE-(CONTINUED)
  IDEXX Laboratories, Inc. *                         (15,145)       $(1,192,214)
  Immunomedics, Inc. *                              (282,040)        (1,246,617)
  Intuitive Surgical, Inc. *                          (8,345)        (2,912,405)
  Mindray Medical International Ltd. - ADR           (80,220)        (2,330,391)
  Savient Pharmaceuticals, Inc. *                    (96,495)          (819,243)
  Spectranetics Corp. *                              (94,170)          (565,962)
                                                                  -------------
                                                                    (17,149,451)
                                                                  -------------
TECHNOLOGY-(13.4%)
  3D Systems Corp. *                                (156,460)        (3,127,635)
  Acme Packet, Inc. *                                (43,030)        (3,256,941)
  Aixtron SE NA - Sponsored ADR                      (54,160)        (2,154,485)
  American Superconductor Corp. *                    (28,215)          (301,618)
  ANTs Software, Inc. *                              (10,334)            (1,550)
  Ariba, Inc. *                                      (45,110)        (1,512,989)
  ARM Holdings PLC - Sponsored ADR                  (174,100)        (4,970,555)
  Cavium Networks, Inc. *                            (35,950)        (1,599,056)
  Ciena Corp. *                                     (152,755)        (4,086,196)
  Citrix Systems, Inc. *                             (11,210)          (982,220)
  Consygen, Inc. *                                      (200)                 0
  Cree, Inc. *                                       (30,545)        (1,340,620)
  Ener1, Inc. *                                     (102,820)          (128,525)
  EXFO, Inc. *                                      (154,910)        (1,440,663)
  EZchip Semiconductor Ltd. *                        (29,020)        (1,045,881)
  F5 Networks, Inc. *                                (21,955)        (2,493,649)
  First Solar, Inc. *                                (24,865)        (3,089,476)
  Function X, Inc. *                                  (3,077)           (37,693)
  Hyperdynamics Corp. *                             (201,215)          (955,771)
  Infinera Corp. *                                   (97,890)          (695,019)
  IXYS Corp. *                                      (103,600)        (1,439,004)
  JDS Uniphase Corp. *                              (102,590)        (2,071,292)
  Juniper Networks, Inc. *                           (35,185)        (1,288,123)
  MoSys, Inc. *                                      (20,082)          (121,295)
  Nestor, Inc. *                                     (15,200)               (11)
  Netlogic Microsystems, Inc. *                      (23,960)          (918,147)
  NetSuite, Inc. *                                   (70,765)        (2,670,671)
  OmniVision Technologies, Inc. *                    (33,100)        (1,168,761)
  Power-One, Inc. *                                 (132,975)        (1,115,660)
  RealPage, Inc. *                                  (120,270)        (3,541,951)
  Red Hat, Inc. *                                    (50,045)        (2,181,962)
  Riverbed Technology, Inc. *                        (70,010)        (2,654,779)
  Salesforce.com, Inc. *                             (17,395)        (2,648,563)
  STEC, Inc. *                                       (99,215)        (1,776,941)
  SuccessFactors, Inc. *                             (76,655)        (2,688,291)
  Tiger Telematics, Inc. *                            (6,510)                (7)
  TigerLogic Corp. *                                 (96,490)          (403,328)
  Tower Semiconductor Ltd. *                        (514,365)          (612,094)
  Vicor Corp.                                       (156,960)        (2,599,258)
  WorldGate Communications, Inc. *                  (582,655)           (16,606)
  Xybernaut Corp. * +++ #                            (35,000)                 0
                                                                  -------------
                                                                    (63,137,286)
                                                                  -------------
UTILITIES-(0.5%)
  Cadiz, Inc. *                                      (72,010)          (756,825)
  Clean Energy Fuels Corp. *                        (128,775)        (1,841,482)
                                                                  -------------
                                                                     (2,598,307)
                                                                  -------------
    TOTAL COMMON STOCK
      (Proceeds $208,859,590)                                      (236,056,333)
                                                                  -------------
WARRANTS-0.0%
UTILITIES-0.0%
  Greenhunter Energy, Inc.
    Exercise Price $27.50, Exp. 09/15/11                (423)                 0
                                                                  -------------
    TOTAL WARRANTS
      (Proceeds $0)                                                           0
                                                                  -------------
    TOTAL SECURITIES SOLD SHORT -(50.0%)
      (Proceeds $208,859,590)                                      (236,056,333)
                                                                  -------------

                                                   Number
                                                of Contracts
                                                ------------
OPTIONS WRITTEN ++-0.0%
  Rare Element Resources, Ltd. Call Options
    Expires 01/21/12
    Strike Price $15                                     (77)           (13,090)
  Rare Element Resources, Ltd. Call Options
    Expires 01/21/12
    Strike Price $18                                     (62)            (6,820)
  Uranium Energy Corp. Call Options
    Expires 08/20/11
    Strike Price $3                                     (222)           (12,210)
                                                                  -------------
TOTAL OPTIONS WRITTEN
  (Premiums received $147,374)                                          (32,120)
                                                                  -------------

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2011 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                         Portfolio of Investment

                                                    Value
                                                -------------
OTHER ASSETS IN EXCESS OF LIABILITIES-52.0%       245,456,244
                                                -------------
NET ASSETS-100.0%                               $ 471,751,971
                                                =============

ADR  - American Depositary Receipt

PLC  - Public Limited Company

TD   - Time Deposits

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2011, these securities amounted to $2,495,885 or 0.5% of net assets. These 144A securities have not been deemed illiquid.

*    -  Non-income producing.

(a) - All or a portion of the security is on loan. At May 31, 2011, the market value of securities on loan was $6,389,900.

+    - Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

++   - Primary risk exposure is equity contracts.

+++ - Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2011, long positions amounted to $ 2,495,885 and short positions amounted to ($ 10), or 0.5% and 0.0%, respectively, of net assets.

#    - Security has been deemed illiquid. Less then 0.001% of the Fund's net assets were reported illiquid by the portfolio manager under the Fund's policy.

**   - The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                        $424,241,725
                                      ------------
Gross unrealized appreciation           51,190,810
Gross unrealized depreciation          (13,048,355)
                                      ------------
Net unrealized appreciation            $38,142,455
                                      ============

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                MAY 31, 2011 (unaudited)
-------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (CONTINUED)
                                                       Portfolio of Investments


A summary of the inputs used to value the Fund's investments as of May 31, 2011 is as follows (see Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                  TOTAL          LEVEL 1          SIGNIFICANT      SIGNIFICANT
                                               VALUE AS OF        QUOTED          OBSERVABLE       UNOBSERVABLE
                                                05/31/11          PRICE             INPUTS            INPUTS
                                               -----------     ------------      ------------    --------------
Common Stock
  Basic Industries                            $ 14,326,204     $ 14,326,204      $          -    $            -
  Capital Goods                                 28,359,347       28,359,347                 -                 -
  Communications                                19,307,106       19,307,106                 -                 -
  Consumer Durables                              7,342,169        7,342,169                 -                 -
  Consumer Non-Durables                         31,446,812       31,446,812                 -                 -
  Consumer Services                             81,561,589       81,561,589                 -                 -
  Energy                                        22,625,092       22,625,092                 -                 -
  Finance                                      104,537,246      102,315,464                 -         2,221,782
  Health Care                                   61,293,234       61,293,234                 -                 -
  Real Estate Investment Trusts                  1,559,633        1,559,633                 -                 -
  Technology                                    77,534,221       77,534,221                 -                 -
  Transportation                                 3,156,044        3,156,044                 -                 -
  Utilities                                      2,223,694        2,223,694                 -                 -
 Preferred Stocks
  Finance                                          274,103                -                 -           274,103
Securities Lending Collateral                    6,837,686        6,299,422           538,264                 -
                                              ------------     ------------       -----------    --------------
Total Assets                                  $462,384,180     $459,350,031      $    538,264    $    2,495,885
                                              ============     ============      ============    ==============

                                                                                   LEVEL 2          LEVEL 3
                                                   TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AS OF       QUOTED        OBSERVABLE       UNOBSERVABLE
                                                 05/31/11          PRICE          INPUTS            INPUTS
                                                -----------      ---------      -----------      ------------
Options Written                                  $ (32,120)      $       -      $   (32,120)     $           -
                                                -----------      ---------      -----------      -------------
Total Liabilities                                $ (32,120)      $       -      $   (32,120)     $           -
                                                ===========      =========      ===========      =============

                                                                                         LEVEL 2           LEVEL 3
                                                    TOTAL           LEVEL 1            SIGNIFICANT       SIGNIFICANT
                                                 VALUE AS OF        QUOTED             OBSERVABLE       UNOBSERVABLE
                                                   05/31/11          PRICE               INPUTS            INPUTS
                                              ---------------    ---------------     -------------    --------------
Securities Sold Short
  Basic Industries                            $  (18,514,537)     $  (18,514,537)    $          -     $           -
  Capital Goods                                  (14,955,717)        (14,955,717)               -                 -
  Communications                                 (25,614,414)        (25,614,404)               -               (10)
  Consumer Durables                               (7,791,924)         (7,791,924)               -                 -
  Consumer Non-Durables                           (9,675,125)         (9,675,125)               -                 -
  Consumer Services                              (63,752,718)        (63,752,718)               -                 -
  Energy                                         (11,751,889)        (11,751,889)               -                 -
  Finance                                         (1,114,965)         (1,114,965)               -                 -
  Health Care                                    (17,149,451)        (17,149,451)               -                 -
  Technology                                     (63,137,286)        (63,137,286)               -                 -
  Utilities                                       (2,598,307)         (2,598,307)               -                 -
                                              --------------      --------------     ------------     -------------
Total Liabilities                             $ (236,056,333)     $ (236,056,323)    $          -     $         (10)
                                              ==============      ==============     ============     =============

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.


                                                                               COMMON        PREFERRED
                                                                                STOCK          STOCK
                                                                 TOTAL        ------------------------
                                                              INVESTMENTS      FINANCE        FINANCE
                                                              ------------    ---------      ---------
Balance as of August 31, 2010                                 $ 2,499,108     $2,236,410    $ 262,698
Accrued discounts/premiums                                              -              -            -
Net realized gain/(loss)                                                -              -            -
Change in unrealized appreciation/(depreciation)                   (3,223)       (14,628)      11,405
Net purchases/(sales)                                                   -              -            -
Transfers in and/or out of Level 3 *                                    -              -            -
                                                              -----------     ----------    ---------
Balance as of May 31, 2011                                    $ 2,495,885     $2,221,782    $ 274,103
                                                              ===========     ==========    =========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2011 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)
                                                        Portfolio of Investments


                                                                        SECURITIES SOLD SHORT
                                                         ----------------------------------------------
                                                                 TOTAL
                                                              INVESTMENTS                COMMUNICATIONS
                                                         ---------------------           --------------
Balance as of August 31, 2010                           $                  (10)          $          (10)
Accrued discounts/premiums                                                   -                        -
Net realized gain/(loss)                                                     -                        -
Change in unrealized appreciation/(depreciation)                             -                        -
Net purchases/(sales)                                                        -                        -
Transfers in and/or out of Level 3 *                                         -                        -
                                                        ----------------------           --------------
Balance as of May 31, 2011                              $                  (10)          $          (10)
                                                        ======================           ==============

----------
* Transfers in and/or (out) of Level 3 are recognized as of the actual date of the event or change in circumstances that caused the transfer. As of May 31, 2011, there were no transfers in and/or (out) of Level 3.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                               MAY 31, 2011 (unaudited)
------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND       Portfolio of Investments

                                          Number
                                         of Shares             Value
                                         ---------           ---------
LONG POSITIONS-97.4%
COMMON STOCK-97.4%
BASIC INDUSTRIES-4.0%
  Albemarle Corp.+                             875           $  61,985
  Bayer AG - Sponsored ADR                   1,070              88,008
  Celanese Corp., Series A                   2,825             147,154
  Cytec Industries, Inc. +                   1,419              79,734
  Graphic Packaging Holding Co.*            35,688             195,570
  Haynes International, Inc. +               1,755              98,754
  PanAust Ltd.*                             14,417              62,346
  Rock-Tenn Co., Class A                     1,335             102,568
  Solutia, Inc. * +                          5,970             149,071
  Spartech Corp. * +                         7,022              49,926
  Yamana Gold, Inc. +                       12,970             166,665
                                                             ---------
                                                             1,201,781
                                                             ---------
CAPITAL GOODS-12.4%
  3M Co. +                                   1,085             102,402
  Dah Chong Hong Holdings Ltd               84,480              89,614
  Dover Corp.  +                             1,650             110,930
  EnPro Industries, Inc.*                    4,089             186,377
  Globe Specialty Metals, Inc. +             6,217             140,877
  Honeywell International, Inc. +            4,860             289,413
  Hubbell, Inc., Class B                       932              61,661
  Huntington Ingalls Industries, Inc.*       4,435             162,188
  Hyundai Mobis                                231              81,021
  Illinois Tool Works, Inc. +                2,105             120,659
  Ingersoll-Rand PLC                         2,165             108,034
  ITT Corp                                   2,436             140,362
  Kennametal, Inc. +                         2,115              88,259
  Koninklijke Philips Electronics NV         4,316             119,720
  Meggitt PLC                               11,614              70,078
  Northrop Grumman Corp                      2,520             164,531
  Oshkosh Corp. * +                          3,400              94,180
  PACCAR, Inc.                                 790              39,500
  Parker-Hannifin Corp.                        655              58,197
  Precision Castparts Corp. +                1,160             182,236
  Raytheon Co. +                             3,599             181,318
  Siemens AG - Sponsored ADR  +              1,608             215,231
  Stanley Black & Decker, Inc.               1,330              98,260
  Thomas & Betts Corp.*                      1,568              85,848
  TriMas Corp. *  +                          4,080              83,232
  Tyco International Ltd. +                  4,425             218,374
  URS Corp.*                                 3,799             167,384
  Volvo AB - Sponsored ADR                   9,471             171,520
  WESCO International, Inc. *  +             1,090              60,604
                                                             ---------
                                                             3,692,010
                                                             ---------
COMMUNICATIONS-3.4%
  DIRECTV, Class A * +                       1,460              73,380
  Monster Worldwide, Inc.*                   6,795             104,779
  Netease.com, Inc. - ADR*                   1,340              61,814
  RigNet, Inc. * +                           6,385             106,566
  Shenandoah Telecommunications Co. +        4,893              89,102
  Time Warner Cable, Inc. +                  2,245             173,359
  Vodafone Group PLC - Sponsored ADR  +      7,940             222,558
  Windstream Corp. +                        13,165             177,069
                                                             ---------
                                                             1,008,627
                                                             ---------
CONSUMER DURABLES-1.9%
  Goodyear Tire & Rubber Co.,(The) *  +     10,620             188,293
  Hoshizaki Electric Co. Ltd.                4,600              89,562
  Johnson Controls, Inc.                     2,520              99,792
  LISI                                       1,099              99,639
  TRW Automotive Holdings Corp.*             1,540              87,580
                                                             ---------
                                                               564,866
                                                             ---------
CONSUMER NON-DURABLES-5.1%
  Activision Blizzard, Inc. +                6,150              73,739
  Anheuser-Busch InBev NV -
  Sponsored ADR +                            4,406             266,475
  Coca-Cola Enterprises, Inc. +              7,545             217,975
  Electronic Arts, Inc. * +                  3,455              84,337
  Guess?, Inc. +                             5,810             265,633
  Henkel AG & Co. KGaA                       1,590              92,144
  Kerry Group PLC, Class A                   2,437             104,511
  Lorillard, Inc. +                          1,602             184,679
  Unilever NV                                6,560             214,250
                                                             ---------
                                                             1,503,743
                                                             ---------
CONSUMER SERVICES-21.7%
  American Eagle Outfitters, Inc.            7,553             100,153
  ANN Inc. * +                               3,562             100,270
  Asbury Automative Group, Inc. * +          5,085              85,428
  Ascena Retail Group, Inc. * +              5,985             200,258
  CBS Corp., Class B +                      10,680             298,506
  Century Casinos, Inc.*                    40,798             115,866
  Cinemark Holdings, Inc. +                 11,840             257,520
  CVS Caremark Corp. +                       6,094             235,777
  eBay, Inc. * +                             4,800             149,616
  eLong,Inc.- Sponsored ADR*                 2,990              69,547

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                MAY 31, 2011 (unaudited)
-------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)
                                                       Portfolio of Investments

                                       Number
                                      of Shares              Value
                                      ---------            ---------
CONSUMER SERVICES-(CONTINUED)
  Equifax, Inc. +                         6,356            $ 240,193
  Expedia, Inc. +                         2,100               58,821
  Finish Line, Inc., (The), Class A       3,461               79,811
  FTI Consulting, Inc. * +                7,520              287,038
  GameStop Corp., Class A*                5,531              154,757
  Gap, Inc., (The) +                      7,045              136,673
  Home Depot, Inc. (The) +                4,955              179,767
  IAC/InterActiveCorp*                    2,760              101,513
  Kohl's Corp.                            3,893              207,263
  Liberty Media Corp.-Starz, Series A * + 3,488              266,030
  Lowe's Cos., Inc. +                     5,185              125,166
  Macy's, Inc. +                          6,823              197,048
  Manpower, Inc. +                        4,618              282,298
  McGraw-Hill Cos., Inc., (The) +         6,345              269,472
  Mecox Lane Ltd. - ADR*                 12,845               43,930
  Moody's Corp. +                         5,390              215,115
  Mothercare PLC                         12,255               88,198
  Nordstrom, Inc. +                       2,845              133,231
  Omnicom Group, Inc. +                   2,700              126,279
  Robert Half International, Inc. +       6,208              171,155
  Staples, Inc.                           2,877               48,391
  Target Corp.                            4,682              231,899
  Time Warner, Inc. +                     4,100              149,363
  Towers Watson & Co., Class A +          3,418              216,872
  Viacom, Inc., Class B +                 5,440              274,230
  Wal-Mart Stores, Inc. +                 2,593              143,185
  Walgreen Co +                           3,345              145,942
  Williams-Sonoma, Inc. +                 2,580              101,007
  WPP PLC                                14,835              184,736
                                                           ---------
                                                           6,472,324
                                                           ---------
ENERGY-4.8%
  Calfrac Well Services Ltd               4,290              152,232
  EOG Resources, Inc. +                   1,548              168,949
  Forbes Energy Services Ltd*            16,690               47,201
  Noble Energy, Inc. +                    1,298              120,974
  Occidental Petroleum Corp. +            1,095              118,096
  Pace Oil & Gas Ltd.*                   13,987              121,701
  PetroBakken Energy Ltd., Class A        3,527               60,453
  Rosetta Resources, Inc. * +             2,154              105,869
  Royal Dutch Shell PLC - ADR             2,875              205,361
  SM Energy Co.                           2,715              180,520
  Technicoil Corp.*                      24,798               55,542
  Xtreme Coil Drilling Corp.*            20,120              103,834
                                                           ---------
                                                           1,440,732
                                                           ---------
FINANCE-18.8%
  ACE Ltd. +                              2,511              172,807
  American Express Co. +                  4,830              249,228
  Bank of America Corp. +                15,985              187,824
  Barclays PLC - Sponsored ADR +         13,294              244,477
  Capital One Financial Corp. +           4,455              242,085
  Centerstate Banks, Inc.                23,870              167,329
  Citigroup, Inc.                         4,596              189,125
  Discover Financial Services +          11,073              263,980
  Federated Investors, Inc., Class B +    3,380               86,629
  Fifth Third Bancorp                    13,035              170,237
  Goldman Sachs Group, Inc., (The)        1,320              185,764
  JPMorgan Chase & Co. +                  8,217              355,303
  Kaiser Federal Financial Group, Inc. +  9,085              113,017
  Maiden Holdings Ltd +                  21,425              201,395
  MetLife, Inc. +                         4,009              176,797
  Morgan Stanley +                        5,765              139,282
  Oriental Financial Group, Inc. +       10,635              131,236
  PNC Financial Services Group, Inc. +    4,010              250,304
  Popular, Inc.*                         60,855              176,480
  Raymond James Financial, Inc. +         6,470              231,238
  SLM Corp. * +                          14,843              252,925
  State Street Corp.                      4,377              200,335
  TD Ameritrade Holding Corp.             6,960              149,988
  Torchmark Corp. +                       1,895              125,639
  TradeStation Group, Inc.*              17,648              171,892
  Travelers Cos., Inc., (The)             2,364              146,757
  US Bancorp                              6,320              161,792
  Validus Holdings Ltd                    4,880              157,282
  Wells Fargo & Co. +                    11,058              313,715
                                                           ---------
                                                           5,614,862
                                                           ---------
HEALTH CARE-7.1%
  Amgen, Inc. * +                         1,822              110,304
  Cardinal Health, Inc. +                 3,040              138,077
  CareFusion Corp. * +                    1,968               57,033
  Covidien PLC +                          2,369              130,295
  DaVita, Inc. * +                        1,449              121,788
  Exactech, Inc.*                         2,694               50,593
  Hospira, Inc.*                          1,539               85,091

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                MAY 31, 2011 (unaudited)
-------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)
                                                       Portfolio of Investments

                                      Number
                                     of Shares              Value
                                     ---------            ---------
HEALTH CARE-(CONTINUED)
  Humana, Inc.                           1,697            $ 136,659
  ICON PLC - Sponsored ADR*              5,939              151,979
  Johnson & Johnson                      1,410               94,879
  McKesson Corp. +                       1,908              163,344
  Novartis AG - ADR +                      945               60,971
  Omnicare, Inc. +                       4,717              148,303
  Pfizer, Inc. +                         2,671               57,293
  Quest Diagnostics, Inc.+               4,010              234,264
  Roche Holding AG - Sponsored  ADR +    2,600              114,192
  Stryker Corp. +                        1,543               96,283
  WellPoint, Inc. * +                    2,085              162,984
                                                          ---------
                                                          2,114,332
                                                          ---------
TECHNOLOGY-17.4%
  Accenture PLC, Class A                 3,247              186,345
  Alliance Data Systems Corp. * +        1,265              118,821
  Amdocs Ltd. * +                        5,780              175,943
  Analog Devices, Inc. +                 3,721              153,194
  Arrow Electronics, Inc. * +            5,002              223,239
  Avnet, Inc. * +                        5,335              193,127
  CA, Inc. +                             8,648              202,363
  CACI International, Inc.,
  Class A * +                            2,240              142,979
  CDC Software Corp. - ADR*             22,320              107,806
  CGI Group, Inc., Class A * +          10,100              232,199
  EMC Corp. * +                         11,127              316,786
  Flextronics International Ltd.*       17,414              126,077
  Generac Holdings, Inc. * +             6,935              127,673
  Harris Corp. +                         5,360              264,998
  Hewlett-Packard Co.+                   6,302              235,569
  Ingram Micro, Inc., Class A * +       13,275              252,358
  International Business Machines
  Corp. +                                1,258              212,514
  Littelfuse, Inc. +                     3,735              224,100
  Microsoft Corp. +                      9,005              225,215
  Oracle Corp. +                         8,902              304,626
  STMicroelectronics NV +               16,858              188,304
  Symantec Corp.* +                      6,108              119,411
  TE Connectivity Ltd. +                 2,795              102,940
  Texas Instruments, Inc. +              3,790              133,787
  Thermo Fisher Scientific, Inc. * +     1,125               73,631
  Western Digital Corp. * +              5,415              198,460
  Western Union Co. +                    6,020              123,771
  Xerox Corp. +                         20,803              212,399
                                                        -----------
                                                          5,178,635
                                                        -----------
UTILITIES-0.8%
  American Electric Power Co.,
  Inc. +                                2,143                81,863
  PG&E Corp +                           1,300                56,394
  SemGroup Corp., Class A*              3,565                90,729
                                                         ----------
                                                            228,986
                                                         ----------
    TOTAL COMMON STOCK
       (Cost $27,086,798)                                29,020,898
                                                         -----------
TOTAL LONG POSITIONS-97.4%
       (COST $27,086,798)                                29,020,898
                                                         -----------
SECURITIES SOLD SHORT-(40.5%)
COMMON STOCK-(40.5%)
BASIC INDUSTRIES-(0.9%)
  Bemis Co., Inc +                     (2,918)              (96,644)
  Fuwei Films Holdings Co, Ltd.*       (1,600)               (5,920)
  Seabridge Gold, Inc.*                (1,119)              (33,290)
  Tanzanian Royalty Exploration
  Corp.*                               (7,355)              (54,868)
  Texas Industries, Inc.               (2,026)              (84,869)
                                                         ----------
                                                           (275,591)
                                                         ----------
CAPITAL GOODS-(2.7%)
  China Advanced Construction
  Materials Group, Inc.*               (5,056)              (12,640)
  Donaldson Co., Inc.                    (530)              (31,646)
  Encore Wire Corp.                    (2,400)              (58,296)
  FLIR Systems, Inc.                   (3,030)             (109,535)
  Graco, Inc.                            (867)              (43,836)
  Keyw Holding Corp. (The)*            (3,960)              (44,669)
  Kubota Corp. - Sponsored ADR           (900)              (40,473)
  Lindsay Corp.                          (665)              (44,608)
  Middleby Corp., (The)*                 (351)              (30,204)
  Otter Tail Corp.                     (1,420)              (31,126)
  PMFG, Inc.*                            (905)              (18,100)
  Quanta Services, Inc.*               (1,725)              (34,069)
  RTI International Metals, Inc.*      (2,570)              (97,994)
  Spartan Motors, Inc.                 (5,615)              (26,896)
  Trex Co., Inc.*                      (1,030)              (31,477)
  Vulcan Materials Co.                 (2,157)              (87,337)
  Watsco, Inc.                           (773)              (51,745)
                                                         ----------
                                                           (794,651)
                                                         ----------
COMMUNICATIONS-(4.0%)
  Ancestry.com, Inc.*                  (1,250)              (51,413)
  Cbeyond, Inc.*                       (4,205)              (60,384)

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                MAY 31, 2011 (unaudited)
-------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)
                                                       Portfolio of Investments

                                         Number
                                       of Shares                   Value
                                       ----------               -----------
COMMUNICATIONS-(CONTINUED)
  China CGame, Inc.*                     (39,473)                $ (52,104)
  Cincinnati Bell, Inc.*                 (20,575)                  (65,429)
  Clearwire Corp., Class A*              (10,910)                  (50,186)
  Cogent Communications Group,  Inc.*     (5,845)                  (90,890)
  Equinix, Inc.*                          (1,535)                 (155,649)
  Global Crossing Ltd.*                   (3,257)                 (113,474)
  Leap Wireless International, Inc.*      (3,295)                  (55,389)
  Level 3 Communications, Inc.*          (46,845)                 (107,275)
  OpenTable, Inc.*                          (500)                  (44,165)
  PAETEC Holding Corp.*                  (13,030)                  (58,114)
  Rackspace Hosting, Inc.*                (1,472)                  (64,768)
  SAVVIS, Inc.*                           (2,670)                 (104,931)
  Tata Communications Ltd. - ADR*         (4,330)                  (41,741)
  TW Telecom, inc.*                       (3,445)                  (74,757)
                                                                -----------
                                                                (1,190,669)
                                                                -----------
CONSUMER DURABLES-(1.7%)
  China Automotive Systems, Inc.*         (3,067)                  (21,929)
  China HGS Real Estate, Inc.*            (9,114)                  (22,147)
  Ethan Allen Interiors, Inc.             (4,770)                 (110,998)
  Harley-Davidson, Inc.                     (975)                  (36,231)
  Kandi Technolgies Corp.*                (2,100)                   (4,200)
  KB Home                                 (2,635)                  (32,358)
  LKQ Corp.*                              (3,260)                  (86,683)
  Ryland Group, Inc., (The)               (1,326)                  (24,239)
  Sherwin-Williams Co., (The)             (1,694)                 (148,801)
  SORL Auto Parts, Inc.*                  (2,904)                  (14,491)
  Wonder Auto Technology, Inc. *(c)       (3,168)                  (17,171)
                                                                -----------
                                                                  (519,248)
                                                                -----------
CONSUMER NON-DURABLES-(2.8%)
  China New Borun Corp. - ADR*            (6,455)                  (41,957)
  Flowers Foods, Inc.                     (3,176)                 (105,856)
  Gildan Activewear, Inc.                 (4,357)                 (162,603)
  K-Swiss, Inc., Class A*                (12,670)                 (139,750)
  Luxottica Group SPA - Sponsored
  ADR                                     (1,199)                  (38,272)
  LVMH Moet Hennessy Louis
  Vuitton SA - Unsponsored ADR            (2,322)                  (81,038)
  Majesco Entertainment Co.*             (12,735)                  (38,332)
  Primo Water Corp.*                      (4,000)                  (56,600)
  Tootsie Roll Industries, Inc.           (3,870)                 (113,546)
  WMS Industries, Inc.*                   (1,391)                  (43,761)
                                                                -----------
                                                                  (821,715)
                                                                -----------
CONSUMER SERVICES-(9.4%)
  Acxiom Corp.*                           (2,555)                  (35,131)
  Asia Entertainment and
  Resources*                              (7,458)                  (54,667)
  Blue Nile, Inc.*                        (1,699)                  (84,950)
  Buffalo Wild Wings, Inc.*               (2,045)                 (128,099)
  Cenveo, Inc.*                          (16,150)                 (104,652)
  Churchill Downs, Inc.                   (1,336)                  (58,356)
  Clean Harbors, Inc.*                      (226)                  (22,862)
  Concur Technologies, Inc.*              (1,159)                  (57,915)
  Corinthian Colleges, Inc.*             (16,000)                  (61,760)
  Iron Mountain, Inc.                     (2,047)                  (69,618)
  Lamar Advertising Co., Class A*         (2,360)                  (68,534)
  Lumber Liquidators Holdings, Inc.*      (6,539)                 (176,357)
  McClatchy Co., (The), Class A*         (43,675)                 (131,899)
  Media General, Inc., Class A*          (22,060)                 (108,315)
  Pegasystems, Inc.                       (3,384)                 (126,392)
  Pool Corp.                              (1,955)                  (59,119)
  ReachLocal, Inc.*                       (2,000)                  (41,980)
  Regal Entertainment Group,
  Class A                                 (5,940)                  (80,487)
  Ritchie Bros. Auctioneers, Inc.         (3,391)                  (93,999)
  Rite Aid Corp.*                       (100,720)                 (105,756)
  Rollins, Inc.                           (5,606)                 (112,793)
  Sinclair Broadcasting Group, Inc.,
  Class A                                 (4,750)                  (45,695)
  Sonic Corp.*                           (18,318)                 (210,474)
  SuperMedia, Inc.*                      (20,755)                  (90,077)
  Sysco Corp.                             (4,576)                 (147,393)
  Texas Roadhouse, Inc.                   (7,796)                 (134,325)
  United Natural Foods, Inc.*             (3,607)                 (156,941)
  Vail Resorts, Inc.*                       (888)                  (43,201)
  Winn-Dixie Stores, Inc.*               (16,294)                 (148,438)
  Youku.com, Inc. - Sponsored
  ADR*                                    (1,130)                  (47,765)
                                                                -----------
                                                                (2,807,950)
                                                                -----------
ENERGY-(2.8%)
  Basic Energy Services, Inc.*            (1,780)                  (48,416)
  CARBO Ceramics, Inc.                      (579)                  (87,006)
  Chesapeake Energy Corp.                 (2,650)                  (83,051)
  Comstock Resources, Inc.*                 (850)                  (25,560)
  Continental Resources, Inc.*            (1,429)                  (94,628)
  Crescent Point Energy Corp.             (1,750)                  (84,750)
  Goodrich Petroleum Corp.*               (5,874)                 (120,123)
  Halliburton Co.                         (1,200)                  (60,180)

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                MAY 31, 2011 (unaudited)
-------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)
                                                       Portfolio of Investments

                                        Number
                                      of Shares                   Value
                                      ----------               -----------
ENERGY-(CONTINUED)
  Range Resources Corp.                    (608)                $ (33,999)
  RPC, Inc.                              (4,347)                 (109,457)
  Sandridge Energy, Inc.*                (3,690)                  (41,771)
  Trilogy Energy Corp.                   (2,000)                  (52,206)
                                                               -----------
                                                                 (841,147)
                                                               -----------
EXCHANGE TRADED FUNDS-(0.1%)
  iPath Dow Jones-UBS Copper
  Subindex Total Return ETN*               (600)                  (33,150)
                                                               -----------
                                                                  (33,150)
                                                               -----------
FINANCE-(5.5%)
  CVB Financial Corp.                    (8,629)                  (77,402)
  Eaton Vance Corp.                      (1,830)                  (57,737)
  FirstMerit Corp.                       (6,005)                  (97,821)
  Glacier Bancorp, Inc.                  (8,120)                 (115,466)
  Greenhill & Co., Inc.                  (1,135)                  (63,174)
  Hancock Holding Co                     (2,798)                  (90,403)
  Iberiabank Corp.                       (1,727)                 (101,461)
  MB Financial, Inc.                     (5,278)                 (104,874)
  New York Community Bancorp, Inc.       (5,642)                  (91,400)
  PacWest BanCorp.                       (3,207)                  (67,668)
  Republic Bancorp, Inc., Class A        (5,323)                 (108,909)
  Royal Bank of Canada                   (1,811)                 (106,088)
  Texas Capital Bancshares, Inc.*        (2,055)                  (51,437)
  Textainer Group Holdings Ltd           (3,420)                 (110,363)
  Tompkins Financial Corp.               (2,873)                 (111,329)
  UMB Financial Corp.                    (1,966)                  (83,850)
  Valley National Bancorp                (5,683)                  (77,237)
  Westamerica Bancorporation             (2,144)                 (107,843)
                                                               -----------
                                                               (1,624,462)
                                                               -----------
HEALTH CARE-(2.6%)
  AstraZeneca PLC - Sponsored ADR          (604)                  (31,650)
  athenahealth, Inc.*                    (3,388)                 (151,681)
  Biostar Pharmaceuticals, Inc.*        (15,838)                  (22,015)
  BioTime, Inc.*                         (1,710)                   (8,875)
  Cytori Therapeutics, Inc.*             (6,324)                  (36,173)
  IDEXX Laboratories, Inc.*                (709)                  (55,812)
  Intuitive Surgical, Inc.*                 (74)                  (25,826)
  Lundbeck (H.) A/S                      (1,271)                  (32,682)
  Orion OYJ, Class B                     (1,165)                  (30,245)
  Qiagen NV*                             (2,118)                  (41,788)
  Savient Pharmaceuticals, Inc.*         (4,659)                  (39,555)
  Seattle Genetics, Inc.*                (1,335)                  (25,859)
  Skystar Bio-Pharmaceutical Co.,
  Ltd./China*                            (5,833)                  (23,974)
  Stericycle, Inc.*                      (1,067)                  (95,059)
  STERIS Corp.                           (2,800)                 (101,052)
  Warner Chilcott PLC, Class A           (1,760)                  (42,434)
                                                               -----------
                                                                 (764,680)
                                                               -----------
REAL ESTATE INVESTMENT TRUSTS-(0.2%)
  China Housing & Land
  Development, Inc.*                    (25,466)                  (49,659)
                                                               -----------
                                                                  (49,659)
                                                               -----------
TECHNOLOGY-(6.7%)
  Alvarion Ltd.*                        (26,839)                  (35,427)
  Aspen Technology, Inc.*                (6,777)                 (112,159)
  Blackboard, Inc.*                      (3,352)                 (144,438)
  Ciena Corp.*                           (3,480)                  (93,090)
  Cirrus Logic, Inc.*                    (5,473)                  (90,031)
  Dassault Systemes SA                   (1,451)                 (123,429)
  Finisar Corp.*                           (815)                  (19,576)
  First Solar, Inc.*                       (583)                  (72,438)
  Infinera Corp.*                        (5,820)                  (41,322)
  Itron, Inc.*                           (1,578)                  (80,873)
  Logitech International SA*             (6,976)                  (88,386)
  National Instruments Corp.             (3,175)                  (92,710)
  NetSuite, Inc.*                        (3,836)                 (144,771)
  Polycom, Inc.*                         (1,820)                 (104,486)
  Red Hat, Inc.*                         (2,507)                 (109,305)
  Salesforce.com, Inc.*                    (788)                 (119,981)
  Skyworks Solutions, Inc.*              (3,672)                  (93,526)
  Syntel, Inc.                           (2,133)                 (114,905)
  Total Systems Services, Inc.           (3,300)                  (61,380)
  VMware, Inc., Class A*                 (1,287)                 (125,251)
  Wipro Ltd. - ADR                       (9,238)                 (127,762)
                                                               -----------
                                                               (1,995,246)
                                                               -----------
TRANSPORTATION-(0.5%)
  CH Robinson Worldwide, Inc.            (1,109)                  (88,964)
  Genco Shipping & Trading Ltd.*         (9,089)                  (72,348)
                                                               -----------
                                                                 (161,312)
                                                               -----------
UTILITIES-(0.6%)
  Aqua America, Inc.                     (1,598)                  (36,386)
  Consolidated Edison, Inc.                (369)                  (19,579)
  NextEra Energy, Inc.                     (613)                  (35,523)
  Wisconsin Energy Corp.                 (1,243)                  (38,869)

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                      MAY 31, 2011 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)  Portfolio of Investments

                                                Number
                                              of Shares      Value
                                              ---------   ------------
UTILITIES--(CONTINUED)
Xcel Energy, Inc.                                (1,820)  $    (45,027)
                                                          ------------
                                                              (175,384)
                                                          ------------

 TOTAL COMMON STOCK
  (Proceeds $11,459,839)                                   (12,054,864)
                                                          ------------
 TOTAL SECURITIES SOLD
  SHORT --(40.5%)
  (Proceeds $11,459,839)                                   (12,054,864)
                                                          ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--43.1%                12,834,822
                                                          ------------
NET ASSETS--100.0%                                        $ 29,800,856
                                                          ============

ADR   -- American Depositary Receipt

PLC   -- Public Limited Company

*     -- Non-income producing.

+     -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

(c) -- 0.1% of the Fund's net assets were reported illiquid by the portfolio manager under the Funds' policy.

**    -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $27,086,798
                                -----------
Gross unrealized appreciation     2,336,077
Gross unrealized depreciation     (401,977)
                                -----------
Net unrealized appreciation     $ 1,934,100
                                ===========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                      MAY 31, 2011 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)  Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of May 31, 2011 as follows (see Notes to Portfolio of Investments):

                                                                         LEVEL 2       LEVEL 3
                                            TOTAL          LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                         VALUE AS OF       QUOTED       OBSERVABLE   UNOBSERVABLE
                                          05/31/2011       PRICE         INPUTS         INPUTS
                                        -------------   ------------   -----------   ------------
Investment in securities *              $  29,020,898   $ 29,020,898   $        --   $         --
                                        -------------   ------------   -----------   ------------
Total Assets                            $  29,020,898   $ 29,020,898   $        --   $         --
                                        =============   ============   ===========   ============

                                                                        LEVEL 2        LEVEL 3
                                           TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                         VALUE AS OF       QUOTED       OBSERVABLE   UNOBSERVABLE
                                          05/31/11         PRICE         INPUTS        INPUTS
                                        -------------   ------------   -----------   ------------
Investment in securities sold short *   $ (12,054,864)  $(12,037,693)  $        --   $    (17,171)
                                        -------------   ------------   -----------   ------------
Total Liabilities                       $ (12,054,864)  $(12,037,693)  $        --   $    (17,171)
                                        =============   ============   ===========   ============

*     see Portfolio of Investments detail for country and security type breakout

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                         TOTAL       CONSUMER
                                       INVESTMENTS   DURABLES
                                       -----------   --------
Balance as of August 31, 2010          $        --   $     --
Accrued discounts/premiums                      --         --
Net realized gain/(loss)                        --         --
Change in unrealized                            --         --
appreciation/(depreciation)
Net purchases/(sales)                           --         --
Transfers in and/or out of Level 3 *       (17,171)   (17,171)
                                       -----------   --------
Balance as of May 31, 2011             $   (17,171)  $(17,171)
                                       ===========   ========

* Transfers in and/or out of Level 3 are recognized as the actual date of the event or change in circumstances that caused the transfer.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                     MAY 31, 2011 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND   Portfolio of Investments

                                                        Number
                                                      of Shares       Value
                                                      ----------   -----------
COMMON STOCK--98.3%
BASIC INDUSTRIES--0.3%
   Ball Corp.                                             25,305   $   999,800
                                                                   -----------
CAPITAL GOODS--5.8%
   Actuant Corp., Class A                                 44,490     1,118,478
   Dover Corp.                                            31,995     2,151,024
   Illinois Tool Works, Inc.                              76,260     4,371,223
   Ingersoll-Rand PLC                                     32,585     1,625,992
   Parker-Hannifin Corp.                                  34,697     3,082,828
   Stanley Black & Decker, Inc.                           21,860     1,615,017
   Tyco International Ltd.                                36,710     1,811,639
   Volvo AB - Sponsored ADR                               81,245     1,471,347
                                                                   -----------
                                                                    17,247,548
                                                                   -----------

COMMUNICATIONS--2.3%
   Monster Worldwide, Inc. * (a)                          60,245       928,978
   Vodafone Group PLC - Sponsored ADR                    215,268     6,033,962
                                                                   -----------
                                                                     6,962,940
                                                                   -----------

CONSUMER DURABLES--0.5%
   Thor Industries, Inc.                                  25,305       817,352
   Tower International, Inc. *                            36,541       631,428
                                                                   -----------
                                                                     1,448,780
                                                                   -----------

CONSUMER NON-DURABLES--5.5%
   Electronic Arts, Inc. * (a)                           153,735     3,752,671
   Jones Group, Inc. (The)                                75,940       933,303
   Mattel, Inc.                                          140,610     3,711,401
   Matthews International Corp., Class A                  19,885       777,305
   PepsiCo, Inc.                                          65,610     4,666,183
   Philip Morris International, Inc.                      36,680     2,631,790
                                                                   -----------
                                                                    16,472,653
                                                                   -----------

CONSUMER SERVICES--15.6%
   CEC Entertainment, Inc.                                40,620     1,652,828
   eBay, Inc. *                                          111,310     3,469,533
   Equifax, Inc.                                          67,925     2,566,886
   Expedia, Inc. # (a)                                   141,078     3,951,595
   Harte-Hanks, Inc.                                       3,455        28,331
   Herbalife Ltd.                                         37,216     2,094,516
   HSN, Inc. *                                            46,780     1,647,124
   IAC/InterActiveCorp *                                  44,820     1,648,480
   Kohl's Corp.                                           93,936     5,001,153
   Manpower, Inc.                                         53,565     3,274,428
   Omnicom Group, Inc.                                    78,930     3,691,556
   Pantry, Inc. (The) *                                   18,320       338,370
   Regis Corp.                                           136,660     2,040,334
   Rent-A-Center, Inc.                                    86,850     2,819,151
   Target Corp.                                           90,515     4,483,208
   Towers Watson & Co., Class A                           39,080     2,479,626
   Viacom, Inc., Class B                                  42,995     2,167,378
   Wal-Mart Stores, Inc.                                  27,740     1,531,803
   Wright Express Corp. *                                 34,120     1,841,115
                                                                   -----------
                                                                    46,727,415
                                                                   -----------

ENERGY--8.8%
   Apache Corp.                                           20,980     2,614,108
   Canadian Natural Resources Ltd.                        36,665     1,598,961
   Chevron Corp.                                          64,705     6,788,202
   EOG Resources, Inc.                                    39,415     4,301,753
   Occidental Petroleum Corp.                             54,015     5,825,518
   PetroBakken Energy Ltd., Class A                       52,720       903,631
   Royal Dutch Shell PLC - ADR                            61,500     4,392,945
                                                                   -----------
                                                                    26,425,118
                                                                   -----------

FINANCE--27.3%
   ACE Ltd.                                               40,955     2,818,522
   Alleghany Corp. *                                       8,602     2,865,928
   American Express Co.                                   72,620     3,747,191
   Axis Capital Holdings Ltd.                             22,985       757,125
   Bank of America Corp.                                 470,245     5,525,378
   BB&T Corp.                                            109,470     3,014,804
   Bond Street Holdings, Inc. Class A 144A * (a) ++       63,670     1,321,153
   Capital One Financial Corp.                            68,505     3,722,562
   Citigroup, Inc. #                                     105,292     4,332,766
   Federated Investors, Inc., Class B (a)                 64,770     1,660,055
   First American Financial Corp.                         59,125       950,730
   First Southern Bancorp, Inc., Class B 144A * ++        17,550       210,600
   Flagstone Reinsurance Holdings S.A.                    93,680       818,763
   Hanover Insurance Group, Inc., (The)                   30,200     1,240,012
   Hercules Technology Growth Capital, Inc.               73,390       803,621
   J.G. Wentworth, Inc. 144A * ~ +/- ++                       --             0
   JPMorgan Chase & Co.                                  230,660     9,973,738
   Loews Corp.                                           155,154     6,519,571
   Maiden Holdings Ltd.                                   38,330       360,302
   MetLife, Inc.                                          80,020     3,528,882
   Morgan Stanley                                         80,210     1,937,874

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2011 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)   Portfolio of Investments

                                                        Number
                                                      of Shares       Value
                                                      ----------   -----------
FINANCE--(CONTINUED)
   NBH Holdings Corp., Class A 144A * ++                  40,025   $   727,655
   Peoples Choice Financial Corp. 144A * ~ ++              1,465             0
   SLM Corp. *                                           270,895     4,616,051
   Solar Cayman Ltd. 144A * ~ ++                          19,375             0
   State Street Corp.                                     66,025     3,021,964
   THL Credit, Inc.                                       29,400       396,018
   Travelers Cos., Inc., (The)                            78,070     4,846,586
   Unum Group                                             67,956     1,787,922
   Validus Holdings Ltd.                                  65,329     2,105,554
   Wells Fargo & Co.                                     165,320     4,690,128
   White Mountains Insurance Group Ltd.                    8,430     3,452,085
                                                                   -----------
                                                                    81,753,540
                                                                   -----------

HEALTH CARE--14.8%
   Amgen, Inc. *                                         104,875     6,349,133
   Becton, Dickinson & Co.                                21,170     1,853,434
   Cardinal Health, Inc.                                  69,180     3,142,156
   CareFusion Corp. *                                     50,705     1,469,431
   Covidien PLC                                           49,745     2,735,975
   Humana, Inc. *                                         41,605     3,350,451
   Johnson & Johnson                                      78,840     5,305,144
   McKesson Corp.                                         42,575     3,644,846
   Medtronic, Inc.                                        39,650     1,613,755
   Pfizer, Inc.                                          490,096    10,512,559
   UnitedHealth Group, Inc.                               44,030     2,155,269
   WellPoint, Inc.                                        26,820     2,096,519
                                                                   -----------
                                                                    44,228,672
                                                                   -----------

REAL ESTATE INVESTMENT TRUSTS--0.8%
   Ashford Hospitality Trust, Inc. (a)                    58,870       840,075
   Colony Financial, Inc. (a)                             62,060     1,145,007
   Terreno Realty Corp.                                   13,790       235,120
   TMST, Inc. 144A * ++                                  191,097             0
                                                                   -----------
                                                                     2,220,202
                                                                   -----------

TECHNOLOGY--16.3%
   Accenture PLC, Class A                                 54,120     3,105,947
   Arrow Electronics, Inc. *                              53,274     2,377,619
   Avnet, Inc. *                                          60,440     2,187,928
   BancTec, Inc., 144A * (a) ++                           15,732        69,063
   CA, Inc.                                              131,620     3,079,908
   Flextronics International Ltd. *                      278,041     2,013,017
   Heartland Payment Systems, Inc.                        63,990     1,217,090
   Hewlett-Packard Co.                                    39,630     1,481,369
   International Business Machines Corp.                  35,505     5,997,860
   Maxim Integrated Products, Inc.                        42,040     1,145,590
   Microchip Technology, Inc. (a)                         25,810     1,020,269
   Micron Technology, Inc. *                             131,055     1,336,761
   Microsemi Corp. *                                      23,110       509,576
   Microsoft Corp.                                       202,605     5,067,150
   Oracle Corp. #                                        145,365     4,974,390
   Seagate Technology PLC (a)                            106,890     1,795,751
   TE Connectivity Ltd.                                  124,280     4,577,232
   Tech Data Corp. *                                      31,490     1,491,681
   Texas Instruments, Inc.                                87,175     3,077,278
   Western Union Co.                                     116,815     2,401,716
                                                                   -----------
                                                                    48,927,195
                                                                   -----------

UTILITIES--0.3%
   SemGroup Corp., Class A *                              33,800       860,210
                                                                   -----------
   TOTAL COMMON STOCK
   (Cost $ 261,221,998)                                            294,274,073
                                                                   -----------

PREFERRED STOCK--0.0%
FINANCE--0.0%
   First Southern Bancorp, Inc.,
    5.000% 144A ++                                            30        74,756
                                                                   -----------
TOTAL PREFERRED STOCK
 (Cost $ 30,000)                                                        74,756
                                                                   -----------

                                                         Par
                                                        (000)
                                                      ----------
CORPORATE BONDS--0.0%
   MBIA Insurance Corp. 144A+ ##
          14.00% 01/15/33                                    151        92,865
   Thornburg Mortgage, Inc. (PIK) ~ @ ++
          18.00% 03/31/15                                     74             0
   Thornburg Mortgage, Inc. 144A ~ @ ++
          18.00% 03/31/15                                    824             0
                                                                   -----------
TOTAL CORPORATE BONDS
(Cost $ 981,309)                                                        92,865
                                                                   -----------

                                                        Number
                                                      of Shares
                                                      ----------
SECURITIES LENDING COLLATERAL--3.3%
   Institutional Money Market Trust                    9,005,098     9,005,098
   KBC Bank NV, 0.08%, 06/01/11, TD                      769,455       769,455
                                                                   -----------
TOTAL SECURITIES LENDING COLLATERAL
 (Cost $ 9,774,553)                                                  9,774,553
                                                                   -----------

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2011 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)   Portfolio of Investments

                                                                                      Value
                                                                                  -------------
TOTAL INVESTMENTS--101.6%
 (COST $272,007,860)**                                                            $ 304,216,247
                                                                                  -------------

                                                                       Number
                                                                    of Contracts
                                                                   -------------
OPTIONS WRITTEN++--(0.1%)
   Citigroup, Inc. Call Options Expires 01/21/12 Strike Price $4         (1,640)       (65,600)
   Citigroup, Inc. Call Options Expires 01/19/13 Strike Price $6         (2,714)       (32,568)
   Expedia, Inc. Call Options Expires 01/21/12 Strike Price $35            (352)       (17,600)
   Oracle Corp. Call Options Expires 01/21/12 Strike Price $35             (547)      (135,109)
                                                                                  ------------
TOTAL OPTIONS WRITTEN
 (Premiums received $408,920)                                                         (250,877)
                                                                                  ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.5)%                                       (4,458,019)
                                                                                  ------------
NET ASSETS--100.0%                                                                $299,507,351
                                                                                  ============

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2011, these securities amounted to $2,496,092 or 0.8% of net assets. These 144A securities have not been deemed illiquid.

ADR   -- American Depositary Receipt

PIK   -- Payment In Kind

PLC   -- Public Limited Company

TD    -- Time Deposits

*     -- Non-income producing.

@     -- Security in default.

++    -- Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2011, these securities amounted to $2,403,227 or 0.8% of net assets.

+/-   -- Total shares owned by the Fund as of May 31, 2011 were less than one share.

+     -- Adjustable rate security.

#     -- Security segregated as collateral for options written.

##    -- Callable security.

(a) -- All or a portion of the security is on loan. At May 31, 2011, the market value of securities on loan was $10,312,217.

~     -- Security has been deemed illiquid. Less than 0.1% of the Fund's net assets were reported illiquid by the portfolio manager under the Funds' policy.

++    -- Primary risk exposure is equity contracts.

**    -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $272,007,860
                                ------------
Gross unrealized appreciation     37,803,908
Gross unrealized depreciation     (5,595,521)
                                ------------
Net unrealized appreciation     $ 32,208,387
                                ============

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                                  MAY 31, 2011 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)                    Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of May 31, 2011 is as follows (see Notes to Portfolio of Investments):

                                                                     LEVEL 2         LEVEL 3
                                      TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                  VALUE AS OF         QUOTED       OBSERVABLE     UNOBSERVABLE
                                    05/31/11          PRICE          INPUTS          INPUTS
                                 --------------   --------------   ------------   ------------
Common Stock
 Basic Industries                $      999,800   $      999,800   $         --   $         --
                                 --------------   --------------   ------------   ------------
 Capital Goods                       17,247,548       17,247,548             --             --
 Communications                       6,962,940        6,962,940             --             --
 Consumer Durables                    1,448,780        1,448,780             --             --
 Consumer Non-Durables               16,472,653       16,472,653             --             --
 Consumer Services                   46,727,415       46,727,415             --             --
 Energy                              26,425,118       26,425,118             --             --
 Finance                             81,753,540       79,494,132             --      2,259,408
 Health Care                         44,228,672       44,228,672             --             --
 Real Estate Investment Trusts        2,220,202        2,220,202             --             --
 Technology                          48,927,195       48,858,132             --         69,063
 Utilities                              860,210          860,210             --             --
Preferred Stocks                         74,756             --               --         74,756
Corporate Bonds                          92,865             --           92,865             --
Securities Lending Collateral         9,774,553        9,005,098        769,455             --
                                 --------------   --------------   ------------   ------------
Total Assets                     $  304,216,247   $  300,950,700   $    862,320   $  2,403,227
                                 ==============   ==============   ============   ============

                                                                     LEVEL 2         LEVEL 3
                                     TOTAL           LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                  VALUE AS OF         QUOTED       OBSERVABLE     UNOBSERVABLE
                                    05/31/11          PRICE           INPUTS         INPUTS
                                 --------------   --------------   ------------   ------------
Options Written                  $     (250,877)  $           --  $    (250,877)  $         --
                                 --------------   --------------   ------------   ------------
Total Liabilities                $     (250,877)  $           --  $    (250,877)  $         --
                                 ==============   ==============   ============   ============

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                                                  PREFERRED
                                                      TOTAL               COMMON STOCK              STOCK
                                                                   ---------------------------    ---------
                                                   INVESTMENTS      FINANCE        TECHNOLOGY      FINANCE
                                                   ------------    ------------   ------------    ---------
Balance as of August 31, 2010                      $  2,456,323    $  2,248,439   $    136,239    $  71,645
Accrued discounts/premiums                                   --              --             --           --
Net realized gain/(loss)                                     --              --             --           --
Change in unrealized appreciation/(depreciation)        (53,096)         10,969        (67,176)       3,111
Net purchases/(sales)                                        --              --             --           --
Transfers in and/or out of Level 3                           --              --             --           --
                                                   ------------    ------------   ------------    ---------
Balance as of May 31, 2011                         $  2,403,227    $  2,259,408   $     69,063    $  74,756
                                                   ============    ============   ============    =========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                                  MAY 31, 2011 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND                                    PORTFOLIO OF INVESTMENTS

                                                Number
                                               of Shares      Value
                                               ---------   -----------
COMMON STOCK--99.3%

  BASIC INDUSTRIES--0.4%
  GrafTech International Ltd. *                    7,200   $   152,208
                                                           -----------

CAPITAL GOODS--11.8%
  Beacon Roofing Supply, Inc. *                    6,700       146,797
  Columbus McKinnon Corp. *                       33,900       661,050
  Global Power Equipment Group, Inc. *             3,500        98,420
  Globe Specialty Metals, Inc.                    30,600       693,396
  Granite Construction, Inc.                      12,100       332,629
  ICF International, Inc. *                        5,900       151,748
  Lakeland Industries, Inc. *                      3,700        31,857
  Matrix Service Co. *                            33,000       441,210
  RTI International Metals, Inc. *                 3,200       122,016
  Trinity Industries, Inc.                         7,500       257,925
  Tutor Perini Corp.                              35,400       718,620
  Wabash National Corp. *                        110,800     1,071,436
                                                           -----------
                                                             4,727,104
                                                           -----------

COMMUNICATIONS--3.5%
  Digital River, Inc. *                           12,300       400,365
  Fairpoint Communications, Inc. *(a)             61,700       660,807
  Neutral Tandem, Inc. *(a)                       20,600       349,582
                                                           -----------
                                                             1,410,754
                                                           -----------

CONSUMER DURABLES--1.9%
  La-Z-Boy, Inc. *                                11,000       121,770
  Libbey, Inc. *(a)                               39,200       620,536
                                                           -----------
                                                               742,306
                                                           -----------

CONSUMER NON-DURABLES--4.5%
  Brown Shoe Co., Inc. (a)                        37,500       386,625
  Chiquita Brands International, Inc. *           76,100     1,133,890
  Jones Group, Inc. (The)                         23,100       283,899
                                                           -----------
                                                             1,804,414
                                                           -----------

CONSUMER SERVICES--15.3%
  AMN Healthcare Services, Inc. *                 29,700       256,905
  Casual Male Retail Group, Inc. *                57,700       250,995
  FTI Consulting, Inc. *                          23,600       900,812
  Geo Group, Inc., (The) *                        46,300     1,138,517
  Hackett Group, Inc. (The) *                    120,400       598,388
  MDC Partners, Inc., Class A                     29,500       541,915
  Navigant Consulting, Inc. *                     40,700       411,070
  New Frontier Media, Inc. *                      68,700       107,172
  Pantry, Inc. (The) *                            44,400       820,068
  Penske Automotive Group, Inc.                   18,100       375,756
  Pool Corp.                                       4,800       145,152
  Providence Service Corp. *                      43,600       592,960
                                                           -----------
                                                             6,139,710
                                                           -----------

ENERGY--2.9%
  Approach Resources, Inc. *                      18,300       476,532
  BPZ Resources, Inc. *                           42,600       186,588
  GeoMet, Inc. *                                  67,600        87,880
  Global Geophysical Services, Inc. *              4,400        76,296
  Newpark Resources, Inc. *                       35,700       346,647
                                                           -----------
                                                             1,173,943
                                                           -----------

FINANCE--21.9%
  A.B. Whatley Group, Inc., 144A *                93,855           394
  Alterra Capital Holdings Ltd.                   13,500       307,125
  Boston Private Financial Holdings, Inc.         71,800       473,880
  Cathay General Bancorp                          35,300       575,390
  CNO Financial Group, Inc. *                     39,500       305,730
  Delphi Financial Group, Inc., Class A           16,600       484,222
  Encore Bancshares, Inc. *                       20,900       250,591
  ESSA Bancorp, Inc.                              12,000       141,360
  FBR Capital Markets Corp. *                    119,200       432,696
  Global Indemnity PLC *                          21,300       493,521
  Great American Group, Inc. *                    79,750        45,856
  Home Bancshares, Inc.                           18,700       448,426
  Maiden Holdings Ltd.                            66,500       625,100
  Meadowbrook Insurance Group, Inc.               92,000       908,040
  National Penn Bancshares, Inc.                  43,300       326,915
  Nelnet, Inc., Class A                           14,600       321,054
  Renasant Corp.                                  15,500       232,035
  SCBT Financial Corp.                            10,400       324,272
  Simmons First National Corp.,  Class A           9,200       240,488
  THL Credit, Inc.                                19,500       262,665
  United Financial Bancorp, Inc.                   9,900       158,301
  Validus Holdings Ltd.                           13,000       418,990

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                                  MAY 31, 2011 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (continued)                        PORTFOLIO OF INVESTMENTS

                                                Number
                                               of Shares      Value
                                               ---------   -----------
FINANCE--(CONTINUED)
  ViewPoint Financial Group                       31,900   $   415,657
  Western Alliance Bancorp *                      39,100       288,167
  WSFS Financial Corp.                             7,300       304,921
                                                           -----------
                                                             8,785,796
                                                           -----------

HEALTH CARE--7.7%
  Accuray, Inc. *                                 29,000       221,560
  Alere, Inc. *                                   14,500       580,000
  Assisted Living Concepts, Inc., Class A          4,300       144,265
  eResearch Technology, Inc. *                    30,300       192,102
  ICU Medical, Inc. *                              6,900       299,184
  Medical Action Industries, Inc. *               44,600       434,404
  RehabCare Group, Inc. *                         16,200       608,796
  Symmetry Medical, Inc. *                        18,700       191,114
  Teleflex, Inc.                                   6,800       422,280
                                                           -----------
                                                             3,093,705
                                                           -----------

REAL ESTATE INVESTMENT TRUSTS--10.4%
  American Campus Communities, Inc.                5,000       176,700
  American Capital Agency Corp.                   13,500       409,995
  Campus Crest Communities, Inc. (a)              52,200       668,160
  Chatham Lodging Trust                           11,900       195,041
  Chimera Investment Corp.                        55,500       217,005
  CreXus Investment Corp.                         39,700       449,007
  Government Properties Income Trust              11,800       312,464
  Highwoods Properties, Inc. (a)                  10,600       382,448
  Kennedy-Wilson Holdings, Inc. *                 18,800       216,200
  Lexington Realty Trust (a)                      44,400       419,136
  Starwood Property Trust, Inc. (a)               13,600       295,664
  Washington Real Estate Investment
    Trust                                         13,000       448,890
                                                           -----------
                                                             4,190,710
                                                           -----------

TECHNOLOGY--5.6%
  Aeroflex Holding Corp. *                        29,400       535,962
  CDC Software Corp. - ADR *                      62,900       303,807
  CIBER, Inc. *                                   89,700       547,170
  Digi International, Inc. *                      34,800       410,292
  Generac Holdings, Inc. *                         4,800        88,368
  Plantronics, Inc.                                5,700       208,506
  Zoran Corp. *                                   20,100       165,423
                                                           -----------
                                                             2,259,528
                                                           -----------

TRANSPORTATION--8.4%
  Air Transport Services Group, Inc. *            15,100       112,495
  Celadon Group, Inc. *                            9,100       127,400
  Hawaiian Holdings, Inc. *                       73,800       408,852
  JetBlue Airways Corp. *(a)                      69,200       420,044
  Republic Airways Holdings, Inc. *               40,500       197,640
  Scorpio Tankers, Inc. *(a)                      80,400       811,236
  Spirit Airlines Inc *                           31,500       371,700
  Swift Transportation Co. *(a)                   11,600       157,180
  US Airways Group, Inc. *(a)                     82,900       754,390
                                                           -----------
                                                             3,360,937
                                                           -----------

UTILITIES--5.0%
  Aegean Marine Petroleum Network, Inc. (a)       74,200       621,054
  Cadiz, Inc. *                                    3,700        38,887
  California Water Service Group                   4,400       166,496
  Nicor, Inc.                                      3,300       181,368
  Portland General Electric Co.                   15,900       412,923
  StealthGas, Inc. *                              23,600       116,348
  UIL Holdings Corp.                               9,000       298,170
  Vectren Corp.                                    6,400       180,608
                                                           -----------
                                                             2,015,854
                                                           -----------

TOTAL COMMON STOCK
  (Cost $33,706,413)                                        39,856,969
                                                           -----------

PREFERRED STOCK--0.3%

ENERGY--0.3%
  GeoMet, Inc., Series A                           7,990       105,069
                                                           -----------

TOTAL PREFERRED STOCK
  (Cost $74,704)                                               105,069
                                                           -----------

SECURITIES LENDING COLLATERAL--12.6%
  Institutional Money Market Trust             4,667,743     4,667,743
  KBC Bank NV, 0.08%, 06/01/11, TD               398,843       398,843
                                                           -----------

TOTAL SECURITIES LENDING COLLATERAL
  (Cost $5,066,586)                                          5,066,586
                                                           -----------

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                                  MAY 31, 2011 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (continued)                        PORTFOLIO OF INVESTMENTS

TOTAL INVESTMENTS--112.2%
  (Cost $38,847,703)**                                      45,028,624
                                                           -----------

LIABILITIES IN EXCESS OF OTHER ASSETS--(12.2)%              (4,898,318)
                                                           -----------
NET ASSETS--100.0%                                         $40,130,306
                                                           ===========

144A    -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2011, these securities amounted to $394 or 0.0% of net assets. These 144A securities have not been deemed illiquid.

ADR     -- American Depositary Receipt

PLC     -- Public Limited Company

TD      -- Time Deposits

*       -- Non-income Producing

(a)     -- All or a portion of the security is on loan. At May 31, 2011, the market value of securities on loan was $4,750,217.

**      -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal tax basis, are as follows:

Aggregate Cost                                             $ 38,847,703
                                                           ------------
Gross unrealized appreciation                                 7,817,014
Gross unrealized depreciation                                (1,636,093)
                                                           ------------
Net unrealized appreciation                                $  6,180,921
                                                           ============


  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                                  MAY 31, 2011 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)                        Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of May 31, 2011 is as follows (see Notes to Portfolio of Investments):

                                                                LEVEL 2        LEVEL 3
                                   TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                VALUE AS OF       QUOTED      OBSERVABLE    UNOBSERVABLE
                                  05/31/11        PRICE          INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Common Stock *                  $ 39,856,969   $ 39,856,969   $        --   $         --
Preferred Stock - Energy             105,069        105,069            --             --
Securities Lending Collateral      5,066,586      4,667,743       398,843             --
                                ------------   ------------   -----------   ------------
  Total Assets                  $ 45,028,624   $ 44,629,781   $   398,843   $         --
                                ============   ============   ==========    ============

* see Portfolio of Investments detail for industry and security type breakout.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                       PREFERRED STOCK
                                                   ------------------------
                                                      TOTAL
                                                   INVESTMENTS     ENERGY
                                                   -----------   ----------
Balance as of August 31, 2010                      $    74,710   $   74,710
Accrued discounts/premiums                                  --           --
Net realized gain/(loss)                                    --           --
Change in unrealized appreciation/(depreciation)        30,359       30,359
Net purchases/(sales)                                       --           --
Transfers in and/or out of Level 3 *                  (105,069)    (105,069)
                                                   -----------   ----------
Balance as of May 31, 2011                         $        --   $       --
                                                   ===========   ==========

* Transfers in and/or out of Level 3 are recognized as of the actual date of the event or change in circumstances that caused the transfer. The transfer occurred because the security listed and began trading on an exchange, thereby providing market activity.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                                  MAY 31, 2011 (unaudited)

SAM SUSTAINABLE GLOBAL ACTIVE FUND                                       PORTFOLIO OF INVESTMENTS

                                                    Number
                                                   of Shares      Value
                                                   ---------   ----------
COMMON STOCK--96.4%

AUSTRALIA--1.6%
  National Australia Bank Ltd. (Financial)            11,900   $    336,461
                                                               ------------

CANADA--9.2%
  Bank of Nova Scotia (Financial)(a)                   4,700        288,251
  Canadian Imperial Bank of Commerce (Financial)       5,400        447,617
  Sherritt International Corp. (Materials)            85,100        628,028
  Teck Resources Ltd., Class B (Materials)             2,404        126,099
  TELUS Corp. (Telecommunication Services)             9,000        492,615
                                                               ------------
                                                                  1,982,610
                                                               ------------

FRANCE--4.3%
  Cie de Saint-Gobain (Industrials)                    3,500        231,317
  Technip SA (Energy)                                  2,000        215,116
  Valeo SA (Consumer Discretionary)*                   7,500        475,118
                                                               ------------
                                                                    921,551
                                                               ------------

GERMANY--5.4%
  Deutsche Bank AG (Financial)                         7,000        417,201
  Henkel AG & Co. KGaA (Consumer Staples)              5,076        359,107
  Muenchener Rueckversicherungs-
    Gesellschaft AG (Financial)                        2,462        377,690
                                                               ------------
                                                                  1,153,998
                                                               ------------

ISRAEL--1.7%
  Teva Pharmaceutical Industries
  Ltd., Sponsored ADR (Health Care)                    7,000        356,300
                                                               ------------

ITALY--2.7%
  Snam Rete Gas SpA (Utilities)                      100,000        589,742
                                                               ------------

JAPAN--5.8%
  Asahi Breweries Ltd. (Consumer Staples)             16,800        326,478
  ITOCHU Corp. (Industrials)                          39,600        407,125
  Mitsubishi Corp. (Industrials)                       7,900        199,366
  Mitsui O.S.K. Lines, Ltd.
    (Industrials)                                     59,000        314,146
                                                               ------------
                                                                  1,247,115
                                                               ------------

NETHERLANDS--1.3%
  Koninklijke Philips Electronics NV
    (Industrials)                                     10,383        288,010
                                                               ------------

NORWAY--4.9%
  DnB NOR ASA (Financial)                             18,000        271,271
  Norsk Hydro ASA (Materials)                         34,173        273,973
  Telenor ASA (Telecommunication Services)            30,000        507,554
                                                               ------------
                                                                  1,052,798
                                                               ------------

SPAIN--2.5%
  Repsol YPF SA (Energy)                              15,500        528,206
                                                               ------------

SWEDEN--2.1%
  Boliden  AB (Materials)                              6,402        125,209
  Svenska Cellulosa AB, Class B (Materials)           21,300        331,160
                                                               ------------
                                                                    456,369
                                                               ------------

SWITZERLAND--2.0%
  Zurich Financial Services AG (Financial)             1,650        441,277
                                                               ------------

UNITED KINGDOM--12.4%
  AstraZeneca PLC (Health Care)                        7,037        367,825
  Barclays PLC (Financial)                           101,260        460,825
  BG Group PLC (Energy)                               15,331        354,714
  BT Group PLC (Telecommunication Services)           75,000        247,738
  Legal & General Group PLC (Financial)              160,000        308,209
  Logica PLC (Information Technology)                198,900        451,525
  Travis Perkins PLC (Industrials)                    26,747        472,989
                                                               ------------
                                                                  2,663,825
                                                               ------------

UNITED STATES--40.5%
  Chevron Corp. (Energy)                               3,431        359,946
  Forest Oil Corp. (Energy)*                           4,911        146,839

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                                  MAY 31, 2011 (unaudited)

SAM SUSTAINABLE GLOBAL ACTIVE FUND (continued)                           PORTFOLIO OF INVESTMENTS

                                                    Number
                                                   of Shares      Value
                                                   ---------   ----------
COMMON STOCK--(CONTINUED)

UNITED STATES--(CONTINUED)
  General Cable Corp. (Industrials)*                  12,500   $    521,875
  Hartford Financial Services
  Group, Inc. (Financial)                             26,200        698,230
  Health Net, Inc. (Health Care)*                     19,381        621,936
  Hewlett-Packard Co. (Information Technology)        17,048        637,254
  International Business Machines Corp.
    (Information Technology)                           2,865        483,984
  Johnson Controls, Inc. (Consumer Discretionary)     12,600        498,960
  Kimberly-Clark Corp. (Consumer Staples)              5,766        393,818
  Limited Brands, Inc. (Consumer Discretionary)        8,036        321,119
  McDonald's Corp. (Consumer Discretionary)            2,656        216,570
  Microsoft Corp. (Information Technology)            17,400        435,174
  Mylan, Inc. (Health Care)*                          18,000        423,810
  Northeast Utilities (Utilities)                      9,200        324,208
  Occidental Petroleum Corp. (Energy)                  4,721        509,160
  Pfizer, Inc. (Health Care)                          27,356        586,786
  Procter & Gamble Co. (Consumer Staples)              8,962        600,454
  Reynolds American, Inc. (Consumer Staples)          14,000        556,920
  Target Corp. (Consumer Discretionary)                6,100        302,133
  Temple-Inland, Inc. (Materials)                      3,800         90,212
                                                               ------------
                                                                  8,729,388
                                                               ------------

TOTAL COMMON STOCK
  (Cost $17,526,298)                                             20,747,650
                                                               ------------

SECURITIES LENDING COLLATERAL--0.0%

  Institutional Money Market Trust                     5,712          5,712
  KBC Bank NV, 0.08%, 06/01/11, TD                       488            488
                                                               ------------

TOTAL SECURITIES LENDING COLLATERAL
  (Cost $6,200)                                                       6,200
                                                               ------------

TOTAL INVESTMENTS--96.4%
  (Cost $17,532,498)**                                         $ 20,753,850
                                                               ------------

OTHER ASSETS IN EXCESS OF LIABILITIES--3.6%                       783,464
                                                               ------------
NET ASSETS--100.0%                                             $ 21,537,314
                                                               ============

ADR   -- American Depositary Receipt

PLC   -- Public Limited Company

TD    -- Time Deposits

*     -- Non-income producing.

(a) -- All or a portion of the security is on loan. At May 31, 2011, the market value of securities on loan was $6,133.

**    -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                  $ 17,532,498
                                ------------
Gross unrealized appreciation      3,552,766
Gross unrealized depreciation       (331,414)
                                ------------
Net unrealized appreciation     $  3,221,352
                                ------------

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                                  MAY 31, 2011 (unaudited)

SAM SUSTAINABLE GLOBAL ACTIVE FUND (concluded)                           PORTFOLIO OF INVESTMENTS

                                        % OF NET
SECURITY TYPE/SECTOR CLASSIFICATION      ASSETS
-------------------------------------   --------
COMMON STOCK
  Financials                                18.8%
  Industrials                               11.3
  Health Care                               11.0
  Consumer Staples                          10.4
  Energy                                     9.8
  Information Technology                     9.3
  Consumer Discretionary                     8.4
  Materials                                  7.3
  Telecommunication Services                 5.8
  Utilities                                  4.3
SECURITIES LENDING COLLATERAL                0.0
LIABILITIES IN EXCESS OF OTHER ASSETS        3.6
                                        --------
NET ASSETS                                 100.0%
                                        ========

A summary of the inputs used to value the Fund's investments as of May 31, 2011 is as follows (see Notes to Portfolio of Investments):

                                                                 LEVEL 2      LEVEL 3
                                    TOTAL        LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVA
                                  05/31/11        PRICE          INPUTS     BLE INPUTS
                                ------------   ------------   -----------   -----------
Common Stock*                   $ 20,747,650   $ 20,747,650   $        --   $        --
Securities Lending Collateral          6,200          5,712           488
                                ------------   ------------   -----------   -----------
  Total Assets                  $ 20,753,850   $ 20,753,362   $       488   $        --
                                ============   ============   ===========   ===========

*    see Portfolio of Investments detail for country and security type breakout.

ROBECO INVESTMENT FUNDS
NOTES TO PORFOLIO OF INVESTMENTS
May 31, 2011 (UNAUDITED)

PORTFOLIO VALUATION -- Each Robeco Investment Fund, Robeco Boston Partners Small Cap Value Fund II ("BP Small Cap Value Fund II"), Robeco Boston Partners Long/Short Equity Fund ("BP Long/Short Equity Fund"), Robeco Boston Partners Long/Short Research Fund ("BP Long/Short Research Fund"), Robeco Boston Partners All-Cap Value Fund ("BP All-Cap Value Fund"), Robeco WPG Small/Micro Cap Value Fund (formerly WPG Small Cap Value Fund) ("WPG Small/Micro Cap Value Fund"), and SAM Sustainable Global Active Fund (each a "Fund," collectively the "Funds"), net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described below:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each of Fund's investments as of May 31, 2011 is included in each Fund's Portfolio of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

As of May 31, 2011, management has evaluated the activity in Levels 1, 2 and 3 and has concluded that there were no significant changes to report.

ROBECO INVESTMENT FUNDS
NOTES TO PORFOLIO OF INVESTMENTS (CONTINUED)
May 31, 2011 (UNAUDITED)

OPTIONS WRITTEN -- The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The BP All-Cap Value Fund, the WPG Small/Micro Cap Value Fund and the SAM Sustainable Global Active Fund write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid.

The BP Long/Short Equity Fund and the BP All-Cap Value Fund had transactions in options written during the nine-month period ended May 31, 2011 as follows:

                                         BP LONG/SHORT EQUITY FUND    BP ALL-CAP VALUE FUND
                                         -------------------------   -----------------------
                                         NUMBER OF       PREMIUMS    NUMBER OF    PREMIUMS
                                         CONTRACTS       RECEIVED    CONTRACTS    RECEIVED
                                         ---------       ---------   ---------   -----------
Options outstanding at August 31, 2010          --       $      --       6,002   $ 1,000,611
Options written                              1,339         471,656       6,820       857,966
Options closed                                (194)        (61,497)     (7,054)   (1,334,313)
Options expired                                 --              --        (255)      (87,524)
Options exercised                             (784)       (262,785)       (260)      (27,820)
                                         ---------       ---------   ---------   -----------
Options outstanding at May 31, 2011            361       $ 147,374       5,253   $   408,920
                                         =========       =========   =========   ===========

SHORT SALES -- When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

RESTRICTED SECURITIES -- A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Robeco or SAM, as applicable, based on procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

ROBECO INVESTMENT FUNDS
NOTES TO PORFOLIO OF INVESTMENTS (CONCLUDED)
May 31, 2011 (UNAUDITED)

At May 31, 2011, the below Fund held restricted securities that were illiquid:

                                                           ACQUISITION    SHARES           % OF NET
                                       ACQUISITION DATE       COST         /PAR    VALUE    ASSETS
                                       -----------------   -----------   -------   -----   --------
BP ALL-CAP VALUE FUND
Common Stocks:
J.G. Wentworth, Inc., 144A             08/02/07-03/26/08   $   181,980        --   $  --        0.0
Peoples Choice Financial Corp., 144A   12/21/04-01/23/06        14,293     1,465      --        0.0
Solar Cayman Ltd., 144A                     03/24/10                --    19,375      --        0.0

Corporate Bond:
Thornburg Mortgage, Inc., 144A              10/01/08           758,149   824,000      --        0.0
                                                           -----------   -------   -----   --------
                                                           $   954,422   844,840   $  --        0.0%
                                                           ===========   =======   =====   ========

SUBSEQUENT EVENT -- On June 2, 2011, at a special meeting, the shareholders of the SAM Sustainable Global Active Fund approved an Agreement and Plan of Reorganization whereby the Institutional and Investor classes of the SAM Sustainable Global Active Fund would be reorganized into the Institutional class of a newly created series of Frontegra Funds, Inc. The reorganization took place on June 10, 2011.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                                    S1 FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                                             NUMBER
                                                                            OF SHARES       VALUE
                                                                            ---------     ----------
COMMON STOCKS -- 50.2%
CONSUMER DISCRETIONARY--10.1%
  AH Belo Corp., Class A@@ ............................................        40,274     $  291,987
  Apollo Group, Inc., Class A* ........................................           560         23,022
  Arcos Dorados Holdings,Inc., Class A*+ ..............................         2,472         56,238
  Black Diamond, Inc.*@@ ..............................................         3,507         28,898
  CBS Corp., Class B@@ ................................................         3,150         88,042
  Childrens Place Retail Stores,Inc., (The)* ..........................         1,839         92,391
  Coinstar, Inc.*@@ ...................................................           733         38,944
  CROCS, Inc.*@@ ......................................................         6,793        154,405
  Ford Motor Co.* .....................................................         1,500         22,380
  GameStop Corp., Class A*@@ ..........................................         1,490         41,690
  Gaylord Entertainment Co.*@@@ .......................................         4,900        158,025
  General Motors Co.*@@ ...............................................         2,500         79,525
  Gentex Corp.@@ ......................................................         3,858        113,232
  Global Traffic Network,Inc.*@@ ......................................         9,460        103,587
  Goodyear Tire & Rubber Co., (The)* ..................................           873         15,478
  Heelys, Inc.* .......................................................        25,108         52,476
  Home Depot, Inc .....................................................           200          7,256
  Hot Topic, Inc.@@ ...................................................        10,493         81,740
  HSN, Inc.*@@ ........................................................         3,350        117,953
  Hyatt Hotels Corp., Class A*@@ ......................................         3,438        153,266
  Kirkland's, Inc.*@@ .................................................         8,955        116,952
  Las Vegas Sands Corp.* ..............................................           900         37,386
  Lennar Corp., Class A ...............................................         5,450        103,441
  Marriott International, Inc., Class A@@ .............................         5,000        189,050
  Office Depot, Inc.* .................................................         2,819         11,868
  Panasonic Corp. - Sponsored ADR .....................................         2,740         31,948
  RadioShack Corp.@@ ..................................................        36,620        577,131
  Rick's Cabaret International, Inc.* .................................           716          6,866
  Sony Corp. - SponsoredADR ...........................................         1,150         30,751
  Stage Stores, Inc.@@ ................................................         8,506        153,448
  True Religion Apparel, Inc.*@@ ......................................         4,820        141,660
  Viacom, Inc., Class B@@ .............................................         1,700         85,697
  Visteon Corp.* ......................................................           320         19,613
                                                                                          ----------
                                                                                           3,226,346
                                                                                          ----------
CONSUMER STAPLES--1.4%
  Bunge Ltd.@@ ........................................................         1,041         77,502
  Central European Distribution Corp.* ................................           730          9,169
  Chiquita Brands International, Inc.* ................................           860         12,814
  Safeway, Inc. .......................................................         2,210         54,587
  SUPERVALU, Inc. .....................................................        12,020        123,325
  Sysco Corp. .........................................................           980         31,566
  Tyson Foods, Inc., Class A ..........................................         2,400         45,648
  Viterra, Inc. (Canada) ..............................................         2,410         29,452
  Wal-Mart Stores, Inc. ...............................................           900         49,698
                                                                                          ----------
                                                                                             433,761
                                                                                          ----------
ENERGY--1.8%
  Arcan Resources Ltd. (Canada)* ......................................         4,670         24,101
  Arch Coal, Inc ......................................................           400         11,956
  Bowood Energy, Inc.(Canada)* ........................................         4,080          2,000
  Cameron InternationalCorp.* .........................................           237         11,295
  Chesapeake Energy Corp. .............................................           330         10,342
  Clean Energy Fuels Corp.* ...........................................         1,000         14,300
  Cloud Peak Energy, Inc.* ............................................         2,670         56,711
  DeeThree Exploration Ltd. (Canada)* .................................         2,030          9,387
  Exxon Mobil Corp. ...................................................           335         27,962
  Frontline Ltd.+ .....................................................         1,930         35,551
  Gastar Exploration Ltd.* ............................................        31,265        105,988
  Hess Corp. ..........................................................           400         31,612
  Legacy Oil & Gas, Inc. (Canada)* ....................................           700         10,036
  Magnum Hunter Resources Corp.* ......................................         1,720         12,264
  Mcdermott International, Inc.* ......................................           117          2,483
  Murphy Oil Corp. ....................................................           450         31,001
  Nabors Industries Ltd.*+ ............................................           260          7,251
  Oasis Petroleum, Inc.* ..............................................           560         16,940
  Petroamerica Oil Corp. (Canada)* ....................................        10,210          1,686

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                                             NUMBER
                                                                            OF SHARES       VALUE
                                                                            ---------     ----------
ENERGY--(CONTINUED)
  PetroBakken Energy Ltd. (Canada) ....................................           830     $   14,187
  Petrodorado Energy Ltd. (Canada)* ...................................         5,140          1,857
  Sasol Ltd. - Sponsored ADR@@ ........................................         1,414         75,819
  Statoil ASA - Sponsored ADR .........................................         1,280         33,715
  Transocean Ltd.+ ....................................................           410         28,417
  Westfire Energy Ltd. (Canada)* ......................................         1,600         12,634
                                                                                          ----------
                                                                                             589,495
                                                                                          ----------
FINANCIALS--7.9%
  57th Street General Acquisition Corp.*@@ ............................         3,550         45,795
  Altisource Portfolio Solutions SA*+ .................................         5,461        195,067
  Assured Guaranty Ltd.+ ..............................................         1,420         24,168
  BM&FBovespa SA (Brazil) .............................................         1,300          9,311
  CB Richard Ellis Group, Inc., Class A* ..............................         5,950        157,258
  Chatham Lodging Trust ...............................................         6,148        100,766
  China Life Insurance Co. Ltd. - ADR .................................           730         38,362
  Citigroup, Inc.@@ ...................................................         2,745        112,957
  Encore Capital Group, Inc.* .........................................            70          2,316
  Equity Lifestyle Properties, Inc.* ..................................           590         15,086
  First California Financial Group, Inc.*@@ ...........................        33,240        119,664
  Forest City Enterprises, Inc., Class A*@@ ...........................        16,355        313,525
  Forestar Group, Inc.* ...............................................           277          5,050
  Grubb & Ellis Co.* ..................................................         2,650          1,524
  Hammerson PLC (United Kingdom) ......................................         6,950         54,820
  Heritage Financial Group, Inc. ......................................         3,690         43,357
  Jones Lang LaSalle, Inc. ............................................         1,450        140,867
  JPMorgan Chase & Co. ................................................           314         13,577
  MetLife, Inc. .......................................................           600         26,460
  OmniAmerican Bancorp, Inc.*@@ .......................................        14,889        213,359
  Popular, Inc.*+@@ ...................................................         7,000         20,300
  Prudential Financial, Inc.@@ ........................................         1,700        108,426
  Safestore Holdings PLC (United Kingdom) .............................        10,752         26,796
  SEI Investments Co.@@ ...............................................         1,390         32,860
  Silver Grant International (Hong Kong) ..............................         2,000            692
  SLM Corp.*@@ ........................................................         8,590        146,374
  Synovus Financial Corp. .............................................         2,310          5,498
  Tetragon Financial Group Ltd.+ ......................................        20,371        181,302
  TFS Financial Corp.*@@ ..............................................         8,400         86,100
  ViewPoint Financial Group@@ .........................................        18,293        238,358
  Westfield Group (Australia) .........................................         4,650         45,132
                                                                                          ----------
                                                                                           2,525,127
                                                                                          ----------
HEALTH CARE--4.6%
  Acorda Therapeutics, Inc.* ..........................................           945         31,043
  Affymax, Inc.* ......................................................           510          3,611
  Align Technology, Inc.* .............................................           458         11,221
  Allos Therapeutics, Inc.* ...........................................         1,490          3,278
  BioMarin Pharmaceutical, Inc.*@@ ....................................         3,550        100,216
  Brookdale Senior Living, Inc.* ......................................         4,125        106,466
  Chelsea Therapeutics International Ltd.* ............................           654          2,976
  Columbia Laboratories, Inc.* ........................................         3,540         12,496
  CONMED Corp.*@@ .....................................................         4,650        131,595
  Cooper Cos., Inc., (The)@@ ..........................................         1,450        108,619
  Cubist Pharmaceuticals, Inc.*@@ .....................................           496         19,111
  Durect Corp.* .......................................................         7,783         27,240
  Integramed America, Inc.* ...........................................         9,920        100,192
  Johnson & Johnson ...................................................           595         40,038
  MAKO Surgical Corp.* ................................................           350         11,522
  Medtronic, Inc. .....................................................         1,000         40,700
  Merck & Co., Inc. ...................................................           750         27,563
  Raptor Pharmaceutical Corp.* ........................................         1,601          8,870
  ResMed, Inc.* .......................................................           300          9,660
  Sagent Pharmaceuticals, Inc.*@@ .....................................         5,500        137,500
  Santarus, Inc.* .....................................................           414          1,441

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                                             NUMBER
                                                                            OF SHARES       VALUE
                                                                            ---------     ----------
HEALTH CARE--(CONTINUED)
  Skilled Healthcare Group, Inc., Class A* ............................           310     $    3,515
  St. Jude Medical, Inc.@@ ............................................         2,918        147,855
  Tenet Healthcare Corp.*@@ ...........................................        18,918        120,697
  Teva Pharmaceutical Industries Ltd. - Sponsored ADR .................           850         43,265
  Thoratec Corp.*@@ ...................................................         3,546        123,294
  Uroplasty, Inc.* ....................................................           136          1,126
  Zimmer Holdings, Inc.*@@ ............................................         1,500        101,640
                                                                                          ----------
                                                                                           1,476,750
                                                                                          ----------
INDUSTRIALS--6.2%
  Acacia Research - Acacia Technologies*@@ ............................         3,859        149,575
  Accuride Corp.* .....................................................           300          3,930
  Avery Dennison Corp.@@ ..............................................         2,750        116,435
  Boeing Co., (The) ...................................................           300         23,409
  Canadian Pacific Railway Ltd.+ ......................................           100          6,351
  Capstone Turbine Corp.*@@ ...........................................        73,750        128,325
  Danaher Corp. .......................................................           520         28,356
  DigitalGlobe, Inc.*@@ ...............................................         1,465         36,068
  Electrovaya, Inc. (Canada)* .........................................         2,056          4,223
  Emerson Electric Co. ................................................           170          9,273
  EnPro Industries, Inc.* .............................................           200          9,116
  Genesee & Wyoming, Inc., Class A* ...................................           118          7,003
  GeoEye, Inc.* .......................................................           423         14,031
  Huntington Ingalls Industries, Inc.*@@ ..............................        14,453        528,546
  II-VI, Inc.* ........................................................           170          9,666
  Meritor, Inc.*@@ ....................................................         5,200         85,852
  MSC Industrial Direct Co., Class A@@ ................................           470         32,670
  Pitney Bowes, Inc. ..................................................         1,390         33,207
  Regal-Beloit Corp. ..................................................           400         27,600
  Robert Half International, Inc. .....................................         1,154         31,816
  Shaw Group, Inc., (The)* ............................................           930         33,973
  Snap-On, Inc. .......................................................           280         16,890
  Southwest Airlines Co.@@ ............................................         3,580         42,351
  Spirit Aerosystems Holdings, Inc.* ..................................           280          6,132
  Stanley Black & Decker, Inc.@@ ......................................         2,363        174,578
  Terex Corp.* ........................................................           100          2,965
  Textainer Group Holdings Ltd ........................................           100          3,227
  Textron, Inc. .......................................................           287          6,567
  Titan Machinery, Inc.* ..............................................         1,890         50,633
  Twin Disc, Inc.@@....................................................         2,500         83,400
  Tyco International Ltd.+@@ ..........................................         4,096        202,138
  United Continental Holdings, Inc.* ..................................         1,000         24,150
  Wabash National Corp.* ..............................................         2,142         20,713
  Wabtec Corp. ........................................................           300         20,277
                                                                                          ----------
                                                                                           1,973,446
                                                                                          ----------
INFORMATION TECHNOLOGY--7.1%
  Akamai Technologies, Inc.* ..........................................         2,000         67,870
  Alcatel-Lucent - Sponsored ADR* .....................................           700          3,969
  Atmel Corp.* ........................................................           640          9,613
  AU Optronics Corp. -  Sponsored ADR* ................................         6,610         53,872
  Cree, Inc.* .........................................................           250         10,972
  DG Fastchannel, Inc.* ...............................................           755         26,712
  First Solar, Inc.* ..................................................            60          7,455
  FriendFinder Networks, Inc.* ........................................            16             83
  Google, Inc., Class A*@@ ............................................         1,000        529,020
  Hewlett-Packard Co. .................................................           880         32,894
  IAC/InterActiveCorp*@@ ..............................................         2,850        104,823
  Intel Corp. .........................................................         1,950         43,894
  Intermec, Inc.*@@ ...................................................        10,550        127,444
  InterXion Holding NV*+ ..............................................         3,550         50,090
  KIT Digital, Inc.*@@ ................................................         2,040         24,990
  Kulicke & Soffa Industries, Inc.* ...................................         6,998         85,026
  Limelight Networks, Inc.* ...........................................         3,210         18,393
  LSI Corp.*@@ ........................................................        11,150         83,513
  Microsoft Corp.@@ ...................................................         9,432        235,894
  Monster Worldwide, Inc.*@@ ..........................................         7,050        108,711
  Motorola Solutions, Inc.*@@ .........................................         3,841        183,869
  Motricity, Inc.* ....................................................            57            531
  NetQin Mobile, Inc. - ADR* ..........................................            27            164

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                                             NUMBER
                                                                            OF SHARES       VALUE
                                                                            ---------     ----------
INFORMATION TECHNOLOGY--(CONTINUED)
  Network Equipment
  Technologies, Inc.* .................................................         1,030     $    2,822
  OCZ Tech. Group, Inc.* ..............................................         1,970         16,509
  On Track Innovations Ltd.*+ .........................................         1,200          3,048
  Opnet Technologies, Inc. ............................................           100          3,917
  Oracle Corp.@@ ......................................................         2,100         71,862
  PDF Solutions, Inc.* ................................................        18,930        119,448
  RealPage, Inc.* .....................................................            70          2,062
  Red Hat, Inc.* ......................................................           850         37,060
  Research In Motion Ltd.*+ ...........................................           620         26,567
  Rovi Corp.* .........................................................           147          8,520
  Sanmina-SCI Corp.* ..................................................         2,220         23,732
  ServiceSource International, Inc.* ..................................            30            584
  TNS, Inc.* ..........................................................         1,321         21,704
  TriQuint Semiconductor, Inc.* .......................................         2,559         33,139
  VistaPrint NV*+ .....................................................            42          2,066
  Wi-Lan, Inc.+ .......................................................         1,500         12,262
  Wi-Lan, Inc. (Canada) ...............................................         1,400         11,445
  Yahoo!, Inc.*@@ .....................................................         4,600         76,130
                                                                                          ----------
                                                                                           2,282,679
                                                                                          ----------
MATERIALS--2.0%
  A. Schulman, Inc. ...................................................           517         13,178
  Agrium, Inc.+ .......................................................           120         10,567
  Albemarle Corp ......................................................           260         18,418
  Allegheny Technologies, Inc. ........................................           100          6,700
  American Bonanza Gold Corp. (Canada)* ...............................           780            306
  Argentex Mining Corp. (Canada)* .....................................           510            600
  Aurcana Corp. (Canada)* .............................................        14,797         10,385
  Brigus Gold Corp. (Canada)*  ........................................         1,784          2,707
  Calgon Carbon Corp.* ................................................            66          1,138
  Cytec Industries, Inc. ..............................................         1,250         70,237
  EI du Pont de Nemours & Co. .........................................           200         10,660
  Fortuna Silver Mines, Inc. (Canada)* ................................         1,460          7,942
  Geomega Resources, Inc. (Canada)* ...................................         1,188          3,029
  Golden Minerals Co.* ................................................           966         18,103
  Griffin Mining Ltd.*+ ...............................................        14,800         12,040
  Griffin Mining Ltd. (United Kingdom)* ...............................        24,913         20,286
  Headwaters, Inc.* ...................................................         5,130         18,776
  Horsehead Holding Corp.* ............................................           198          2,641
  Louisiana-Pacific Corp.* ............................................           390          3,268
  Minera IRL Ltd. (United Kingdom)* ...................................         4,214          5,002
  Molycorp, Inc.* .....................................................           228         15,146
  Mosaic Co., (The) ...................................................           179         12,682
  Neo Material Technologies, Inc. (Canada)* ...........................         1,300         13,378
  Nucor Corp. .........................................................           100          4,234
  Oremex Resources, Inc. (Canada)* ....................................         2,900            883
  Oro Mining Ltd. (Canada)* ...........................................         2,179            630
  Owens-Illinois, Inc.* ...............................................           300          9,636
  POSCO - ADR .........................................................           280         28,566
  Primero Mining Corp. (Canada)* ......................................         1,407          6,274
  Puda Coal, Inc.*+ ...................................................         1,570          4,710
  Schweitzer-Mauduit International, Inc. ..............................         2,832        149,190
  Silgan Holdings, Inc. ...............................................           360         16,160
  Sino-Forest Corp.*+ .................................................           400          7,956
  Ternium SA - Sponsored ADR ..........................................           300          9,330
  Titanium Metals Corp.* ..............................................           650         12,175
  United States Steel Corp.@@ .........................................         2,483        114,492
                                                                                          ----------
                                                                                             641,425
                                                                                          ----------
REAL ESTATE INVESTMENT TRUSTS--8.6%
  Alexandria Real Estate Equities, Inc. ...............................         1,000         82,540
  American Campus Communities, Inc.@@ .................................         7,100        250,914
  Apartment Investment & Management Co., Class A ......................         8,600        229,878
  Boardwalk Real Estate Investment Trust (Canada)  ....................         1,300         64,594
  Calloway Real Estate Investment Trust (Canada)  .....................         1,700         45,042
  Camden Property Trust@@ .............................................         2,450        157,486
  CapitalSource, Inc.@@ ...............................................         4,100         26,527

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                                             NUMBER
                                                                            OF SHARES       VALUE
                                                                            ---------     ----------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
  Cedar Shopping Centers, Inc. ........................................        18,270     $   96,831
  Developers Diversified Realty Corp.@@ ...............................        18,534        268,558
  Dynex Capital, Inc. .................................................           220          2,182
  Equity Lifestyle Properties, Inc.@@ .................................         5,063        297,451
  General Growth Properties, Inc. .....................................         5,000         82,400
  HCP, Inc. ...........................................................         2,850        108,129
  Health Care REIT, Inc. ..............................................         2,050        109,040
  MFA Financial, Inc. .................................................         1,100          9,064
  Omega Healthcare Investors, Inc. ....................................         5,700        121,353
  Post Properties, Inc. ...............................................         1,950         82,095
  Ramco-Gershenson Properties Trust@@ .................................        12,624        165,879
  Segro PLC (United Kingdom) ..........................................        15,450         82,524
  Simon Property Group, Inc. ..........................................         1,000        118,060
  Sunstone Hotel Investors, Inc.* .....................................         2,750         27,968
  Tanger Factory Outlet Centers .......................................         1,100         30,206
  Vornado Realty Trust@@ ..............................................         2,631        258,838
  Winthrop Realty Trust ...............................................         4,400         53,988
                                                                                          ----------
                                                                                           2,771,547
                                                                                          ----------
TELECOMMUNICATION SERVICES--0.4%
  China Mobile Ltd. - Sponsored ADR@@ .................................         1,682         76,985
  Crown Castle International Corp.* ...................................           200          8,282
  Multiband Corp.* ....................................................        15,000         47,550
                                                                                          ----------
                                                                                             132,817
                                                                                          ----------
UTILITIES--0.1%
  American Water Works Co., Inc. ......................................           807         24,218
                                                                                          ----------
TOTAL COMMON STOCKS
  (Cost $15,734,643) ..................................................                   16,077,611
                                                                                          ----------

                                                                               PAR
                                                                             (000'S)
                                                                            ---------
CORPORATE BOND--0.3%
FINANCIAL--0.3%
  Ally Financial, Inc.@@
    6.625% 05/15/12  ..................................................     $     100        103,349
                                                                                          ----------
    TOTAL CORPORATE BOND
      (Cost $103,701) .................................................                      103,349
                                                                                          ----------
FOREIGN GOVERNMENT NOTE--0.0%
  Canadian Government Bond
    3.000% 12/01/15  ..................................................        CAD 10         10,651
                                                                                          ----------
    TOTAL FOREIGN GOVERNMENT NOTE
      (Cost $10,373) ..................................................                       10,651
                                                                                          ----------
U.S. TREASURY NOTES--3.9%
  4.625% 02/29/12@@ ...................................................           100        103,320
  2.625% 04/30/16@@ ...................................................         1,100      1,151,218
                                                                                          ----------
                                                                                           1,254,538
                                                                                          ----------
    TOTAL U.S. TREASURY NOTES
      (Cost $1,248,362) ...............................................                    1,254,538
                                                                                          ----------

                                                                             NUMBER
                                                                            OF SHARES
                                                                            ---------
EXCHANGE TRADED FUNDS--2.9%
FINANCIALS--2.9%
  CurrencyShares Canadian Dollar Trust ................................           250         25,668
  ELEMENTS Rogers Agriculture Total Return ETN* .......................           298          3,230
  iPath Long Enhanced S&P 500 VIX Mid-Term Futures ETN* ...............         1,160         13,270
  ProShares UltraShort Euro ETF*@@ ....................................        10,900        186,499
  ProShares UltraShort Yen* ...........................................         2,500         38,850
  SPDR Gold Shares*@@ .................................................         4,300        643,452
  VelocityShares Daily 2x VIX Short Term ETN* .........................            89          1,659
                                                                                          ----------
                                                                                             912,628
                                                                                          ----------
    TOTAL EXCHANGE TRADED FUNDS
      (Cost $910,818) .................................................                      912,628
                                                                                          ----------

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                                               PAR
                                                                             (000'S)        VALUE
                                                                            ---------     ----------
SHORT-TERM INVESTMENTS--5.9%
U.S. TREASURY BILLS--5.9%
  0.099% 06/09/11@@ ....................................................    $     100     $  100,000
  0.050% 07/14/11@@ ....................................................          700        699,916
  0.100% 06/30/11@@ ....................................................        1,100      1,099,980
                                                                                          ----------
                                                                                           1,899,896
                                                                                          ----------
    TOTAL SHORT-TERM INVESTMENTS
     (Cost $1,899,827) ................................................                    1,899,896
                                                                                          ----------

                                                                             NUMBER
                                                                               OF
                                                                            CONTRACTS
                                                                            ---------
PURCHASED OPTIONS--0.6%
CALL OPTIONS PURCHASED--0.1%
  Wal-Mart Stores, Inc.
    Expires 01/19/13
    Strike Price $60 ..................................................           100         22,000
                                                                                          ----------
    TOTAL CALL OPTIONS PURCHASED
     (Cost $24,431) ...................................................                       22,000
                                                                                          ----------
PUT OPTIONS PURCHASED--0.5%
  Apple, Inc.
    Expires 06/18/11
    Strike Price $335 .................................................             3            621
  China Automotive Systems,  Inc.
    Expires 08/20/11
    Strike Price $7.50 ................................................            59         12,980
  China Unicom Hong Kong Ltd. - ADR
    Expires 06/18/11
    Strike Price $20 ..................................................             1             10
  China-Biotics, Inc.
    Expires 01/21/12
    Strike Price $10 ..................................................            52         31,200
  ChinaCast Education Corp.
    Expires 09/17/11
    Strike Price $5 ...................................................            79          5,925
  CurrencyShares Canadian Dollar Trust
    Expires 06/18/11
    Strike Price $90 ..................................................            50            500
  CurrencyShares Japanese Yen Trust
    Expires 06/18/11
    Strike Price $103 .................................................           150          2,250
  CurrencyShares Japanese Yen Trust
    Expires 06/18/11
    Strike Price $110 .................................................            50            250
  CurrencyShares Japanese Yen Trust
    Expires 09/17/11
    Strike Price $104 .................................................            50            750
  Financial Select Sector SPDR Fund
    Expires 06/18/11
    Strike Price $14 ..................................................            33             66
  Financial Select Sector SPDR Fund
    Expires 06/18/11
    Strike Price $15 ..................................................            20            100
  iShares Barclays 20+ Year Treasury Bond Fund
    Expires 06/18/11
    Strike Price $85 ..................................................            52            104
  iShares Russell 2000 Index Fund
    Expires 09/17/11
    Strike Price $74 ..................................................           300         38,550
  Longtop Financial Technologies Ltd. - Sponsored ADR
    Expires 12/17/11
    Strike Price $17 ..................................................            13          6,136
  Puda Coal, Inc.
    Expires 08/20/11
    Strike Price $11 ..................................................            21         12,180
  Salesforce.com, Inc.
    Expires 01/21/12
    Strike Price $135 .................................................             4          4,690
  Sky-mobi Ltd. - Sponsored ADR
    Expires 01/21/12
    Strike Price $7.50 ................................................            47         11,398

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                                             NUMBER
                                                                               OF
                                                                            CONTRACTS       VALUE
                                                                            ---------     ----------
PUT OPTIONS PURCHASED--(CONTINUED)
 SPDR Barclays Capital High Yield Bond ETF
  Expires 06/18/11
  Strike Price $37.39 .................................................            40     $      400
 SPDR Gold Shares
  Expires 09/17/11
  Strike Price $125 ...................................................           150          4,800
 SPDR S&P 500 ETF Trust
  Expires 09/17/11
  Strike Price $120 ...................................................           100         13,100
 STEC, Inc.
  Expires 01/21/12
  Strike Price $20 ....................................................            24         10,200
 WisdomTree Dreyfus Chinese Yuan Fund
  Expires 07/16/11
  Strike Price $24.85 .................................................           200          3,000
 WisdomTree Dreyfus Chinese Yuan Fund
  Expires 10/22/11
  Strike Price $23 ....................................................           100          1,500
 Zhongpin, Inc.
  Expires 09/17/11
  Strike Price $15 ....................................................            32          6,016
                                                                                          ----------
TOTAL PUT OPTIONS PURCHASED
 (Cost $206,842) ......................................................                      166,726
                                                                                          ----------
TOTAL PURCHASED OPTIONS--0.6%
 (Cost $231,273) ......................................................                      188,726
                                                                                          ----------
TOTAL LONG POSITIONS--63.8%
 (Cost $20,138,997)** .................................................                   20,447,399
                                                                                          ----------

                                                                             NUMBER
                                                                            OF SHARES
                                                                            ---------
SECURITIES SOLD SHORT--(18.7)%
COMMON STOCKS--(18.7)%
CONSUMER DISCRETIONARY--(2.4)%
 American Axle & Manufacturing Holdings, Inc.* ........................        (1,200)       (13,872)
 Blue Nile, Inc.* .....................................................        (1,917)       (95,850)
 Brinker International, Inc. ..........................................          (650)       (16,757)
 Brunswick Corp. ......................................................          (200)        (4,336)
 Childrens Place Retail Stores, Inc., (The)* ..........................          (400)    $  (20,096)
 Collective Brands, Inc.* .............................................          (850)       (13,260)
 Columbia Sportswear Co. ..............................................          (200)       (13,120)
 Dick's Sporting Goods, Inc.* .........................................          (400)       (15,896)
 Dillard's, Inc .......................................................          (330)       (18,543)
 Family Dollar Stores, Inc ............................................        (1,250)       (69,675)
 Garmin Ltd.*+ ........................................................        (2,331)       (79,440)
 General Motors Co.* ..................................................          (580)       (18,450)
 Genuine Parts Co .....................................................          (400)       (21,920)
 Home Depot, Inc ......................................................        (1,498)       (54,347)
 International Speedway Corp., Class A. ...............................          (280)        (8,011)
 iRobot Corp.* ........................................................          (100)        (3,360)
 Krispy Kreme Doughnuts, Inc.* ........................................        (2,500)       (21,000)
 Leggett & Platt, Inc .................................................          (300)        (7,749)
 MarineMax, Inc.* .....................................................        (5,454)       (45,377)
 Mohawk Industries, Inc.* .............................................          (200)       (13,304)
 Pool Corp ............................................................        (1,450)       (43,848)
 priceline.com, Inc.* .................................................           (20)       (10,304)
 Tesla Motors, Inc.* ..................................................          (950)       (28,633)
 Texas Roadhouse, Inc .................................................          (850)       (14,646)
 Time Warner, Inc .....................................................        (1,650)       (60,110)
 Urban Outfitters, Inc.* ..............................................          (200)        (6,092)
 Vf Corp ..............................................................          (200)       (19,934)
 Winnebago Industries, Inc.* ..........................................        (2,880)       (32,976)
 Wonder Auto Technology, Inc.*+ .......................................        (1,400)        (7,588)
                                                                                          ----------
                                                                                            (778,494)
                                                                                          ----------
CONSUMER STAPLES--(0.6)%
 Bunge Ltd ............................................................          (560)       (41,692)
 Cal-Maine Foods, Inc .................................................          (580)       (17,290)
 China Sky One Medical, Inc.*+ ........................................        (7,246)       (20,216)
 China-Biotics, Inc.*+ ................................................        (2,350)       (17,742)
 Darling International, Inc.* .........................................          (200)        (3,830)
 Hershey Co., (The) ...................................................          (400)       (22,292)
 Hormel Foods Corp ....................................................        (1,700)       (49,861)
 Nu Skin Enterprises, Inc., Class A ...................................          (600)       (23,454)
 Sanderson Farms, Inc .................................................           (40)        (1,756)
                                                                                          ----------
                                                                                            (198,133)
                                                                                          ----------

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                                             NUMBER
                                                                            OF SHARES       VALUE
                                                                            ---------     ----------
ENERGY--(0.2)%
 Berry Petroleum Co., Class A .........................................           (90)    $   (4,717)
 Canyon Services Group, Inc.+ .........................................           (14)          (221)
 Canyon Services Group, Inc. (Canada) .................................           (60)          (977)
 Cloud Peak Energy, Inc.* .............................................          (580)       (12,319)
 Crude Carriers Corp.* ................................................           (65)          (897)
 Dresser-Rand Group, Inc.* ............................................          (100)        (5,258)
 Energen Corp .........................................................          (200)       (12,454)
 National Oilwell Varco, Inc ..........................................          (180)       (13,064)
 Precision Drilling Corp.*+ ...........................................          (458)        (7,108)
 Range Resources Corp .................................................          (100)        (5,592)
                                                                                          ----------
                                                                                             (62,607)
                                                                                          ----------
FINANCIALS--(4.0)%
 Capital Shopping Centres Group PLC (United Kingdom)...................       (11,250)       (75,617)
 CBOE Holdings, Inc ...................................................        (2,520)       (66,326)
 China Life Insurance Co. Ltd. - ADR ..................................          (600)       (31,530)
 Cohen & Steers, Inc ..................................................          (615)       (18,868)
 Credit Agricole SA (France) ..........................................        (1,300)       (19,868)
 Credit Suisse Group AG - Sponsored ADR ...............................        (1,590)       (68,561)
 CVB Financial Corp ...................................................        (3,159)       (28,336)
 Eaton Vance Corp .....................................................        (1,890)       (59,629)
 Fabege AB (Sweden) ...................................................        (3,950)       (43,363)
 Fifth Street Finance Corp. ...........................................          (500)        (6,165)
 First American Financial Corp ........................................        (3,120)       (50,170)
 First Horizon National Corp ..........................................        (1,700)       (17,867)
 Gain Capital Holdings, Inc.* .........................................        (9,880)       (59,576)
 Greenhill & Co., Inc .................................................          (972)       (54,102)
 Howard Hughes Corp., (The)* ..........................................        (1,900)      (145,312)
 Lazard Ltd., Class A+  ...............................................        (1,360)       (52,972)
 Legg Mason, Inc ......................................................        (1,700)       (57,528)
 LPL Investment Holdings, Inc.* .......................................          (300)       (10,782)
 Netspend Holdings, Inc.* .............................................        (4,320)       (36,202)
 Noah Holdings Ltd. - Sponsored ADR* ..................................        (3,935)       (50,525)
 Penson Worldwide, Inc.* ..............................................       (10,000)       (37,700)
 Prudential Financial, Inc ............................................          (400)       (25,512)
 Regions Financial Corp ...............................................        (7,080)       (49,985)
 TD Ameritrade Holding Corp ...........................................          (850)       (18,317)
 Travelers Cos., Inc., (The) ..........................................          (300)       (18,624)
 Weingarten Realty Investors ..........................................        (5,000)      (133,100)
 Weyerhaeuser Co ......................................................        (1,450)       (31,233)
                                                                                          ----------
                                                                                          (1,267,770)
                                                                                          ----------
HEALTH CARE--(0.9)%
 Alnylam Pharmeceuticals, Inc.* .......................................        (1,650)       (17,276)
 Arqule, Inc.* ........................................................          (309)        (2,231)
 Auxilium Pharmaceuticals, Inc.* ......................................        (1,150)       (25,748)
 Community Health Systems, Inc.* ......................................        (1,150)       (32,936)
 Cyberonics, Inc.* ....................................................          (650)       (21,222)
 Eli Lilly & Co .......................................................        (1,250)       (48,100)
 Exelixis, Inc.* ......................................................          (820)        (9,537)
 Human Genome Sciences, Inc.* .........................................        (2,030)       (55,562)
 IDEXX Loboratories, Inc.* ............................................          (400)       (31,488)
 MAKO Surgical Corp.* .................................................          (947)       (31,175)
 NuVasive, Inc.* ......................................................          (200)        (6,758)
 Seattle Genetics, Inc.* ..............................................          (540)       (10,460)
 Varian Medical Systems, Inc.* ........................................          (200)       (13,508)
                                                                                          ----------
                                                                                            (306,001)
                                                                                          ----------
INDUSTRIALS--(1.5)%
 3M Co. ...............................................................          (400)       (37,752)
 ABB Ltd. - Sponsored ADR .............................................          (370)        (9,953)
 Acuity Brands, Inc ...................................................          (320)       (19,507)
 Applied Industrial Technologies, Inc .................................          (100)        (3,562)
 Boeing Co., (The) ....................................................          (120)        (9,364)
 Brady Corp ...........................................................          (650)       (22,405)
 Briggs & Stratton Corp ...............................................        (1,450)       (30,232)
 CAI International, Inc.* .............................................          (100)        (2,336)
 Canadian National Railway Co.+  ......................................          (100)        (7,828)

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                                             NUMBER
                                                                            OF SHARES       VALUE
                                                                            ---------     ----------
INDUSTRIALS--(CONTINUED)
 China Valves Technology, Inc.*+ ......................................        (1,300)    $   (3,770)
 Danaher Corp .........................................................          (200)       (10,906)
 Embraer SA - ADR .....................................................          (204)        (6,587)
 EnerNOC, Inc.* .......................................................          (240)        (4,332)
 Harbin Electric, Inc.*+ ..............................................        (5,639)       (92,931)
 Manitowoc Co., Inc., (The) ...........................................          (175)        (3,153)
 Masco Corp ...........................................................        (3,150)       (44,887)
 RailAmerica, Inc.* ...................................................        (2,100)       (32,991)
 Ritchie Bros Auctioneers, Inc.+ ......................................        (2,450)       (67,914)
 SPX Corp .............................................................          (400)       (33,164)
 Swisher Hygiene, Inc.* ...............................................        (5,750)       (37,950)
 Union Pacific Corp ...................................................          (119)       (12,491)
                                                                                          ----------
                                                                                            (494,015)
                                                                                          ----------
INFORMATION TECHNOLOGY--(1.8)%
 ARM Holdings PLC - Sponsored ADR .....................................          (850)       (24,267)
 Aruba Networks, Inc.* ................................................          (344)        (9,776)
 ASML Holding NV+ .....................................................          (400)       (15,604)
 Blue Coat Systems, Inc.* .............................................        (2,073)       (47,575)
 Broadridge Financial Solutions, Inc ..................................        (2,775)       (63,492)
 Ciena Corp.* .........................................................          (360)        (9,630)
 Dassault Systemes SA - ADR ...........................................          (600)       (51,246)
 Jack Henry & Associates, Inc .........................................          (200)        (6,248)
 LAM Research Corp.* ..................................................        (1,266)       (59,496)
 Marvell Technology Group Ltd.*+ ......................................        (2,550)       (41,412)
 Meru Networks, Inc.* .................................................        (3,555)       (63,670)
 Research In Motion Ltd.*+ ............................................        (1,392)       (59,647)
 STMicroelectronics NV+  ..............................................        (2,950)       (32,952)
 Unisys Corp.* ........................................................        (1,050)       (29,348)
 VanceInfo Technologies, Inc. - ADR* ..................................        (2,300)       (58,788)
                                                                                          ----------
                                                                                            (573,151)
                                                                                          ----------
MATERIALS--(0.8)%
 Acadian Timber Corp.+ ................................................           (70)          (854)
 Acadian Timber Corp. (Canada) ........................................           (60)          (733)
 BHP Billiton Ltd. - Sponsored ADR ....................................           (42)        (4,008)
 Carpenter Technology Corp. ...........................................          (100)        (5,257)
 CF Industries Holdings, Inc. .........................................           (46)        (7,074)
 Freeport-McMoRan Copper & Gold, Inc ..................................        (1,040)       (53,706)
 LSB Industries, Inc.* ................................................          (138)        (6,533)
 Methanex Corp.+ ......................................................          (700)       (22,337)
 Potash Corp. of Saskatchewan, Inc.+ ..................................          (100)        (5,660)
 Praxair, Inc .........................................................          (106)       (11,219)
 Royal Gold, Inc ......................................................          (444)       (27,537)
 RPM International, Inc ...............................................        (1,250)       (29,375)
 RTI International Metals, Inc.* ......................................          (200)        (7,626)
 Sherwin Williams Co., (The) ..........................................          (100)        (8,784)
 Silver Wheaton Corp.+ ................................................          (410)       (15,067)
 STR Holdings, Inc.* ..................................................        (1,889)       (29,865)
 Yongye International, Inc.*+  ........................................        (1,587)        (8,459)
                                                                                          ----------
                                                                                            (244,094)
                                                                                          ----------
REAL ESTATE INVESTMENT TRUSTS--(6.2)%
 Acadia Realty Trust ..................................................        (5,302)      (109,486)
 AMB Property Corp ....................................................        (3,800)      (140,562)
 BioMed Realty Trust, Inc. ............................................        (2,700)       (55,323)
 Boston Properties, Inc ...............................................          (200)       (21,670)
 BRE Properties, Inc ..................................................        (2,150)      (109,693)
 CBL & Associates Properties, Inc .....................................        (1,750)       (33,670)
 EastGroup Properties, Inc. ...........................................        (2,150)      (100,857)
 Equity Residential ...................................................        (2,900)      (179,307)
 Essex Property Trust, Inc. ...........................................        (1,250)      (172,013)
 Federal Realty Investment Trust ......................................        (1,800)      (157,680)
 Highwoods Properties, Inc. ...........................................        (2,900)      (104,632)
 Host Hotels & Resorts, Inc. ..........................................        (6,250)      (109,875)
 Kimco Realty Corp ....................................................        (3,950)       (77,065)
 Liberty Property Trust ...............................................        (4,400)      (158,664)
 Medical Properties Trust, Inc ........................................       (10,550)      (130,398)
 Pennsylvania Real Estate Investment Trust ............................        (2,200)       (37,752)
 Regency Centers Corp .................................................        (1,200)       (55,572)

  The accompanying notes are an integral part of the Portfolio of Investments.

                                     S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                   (UNAUDITED)

                                                                                          NUMBER
                                                                                         OF SHARES           VALUE
                                                                                         ---------        ------------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
  Senior Housing Properties Trust....................................................      (6,550)        $   (158,183)
  Taubman Centers, Inc...............................................................      (1,300)             (78,741)
                                                                                                          ------------
                                                                                                            (1,991,143)
                                                                                                          ------------
TELECOMMUNICATION SERVICES--(0.2)%
  American Tower Corp., Class A*.....................................................        (100)              (5,548)
  FiberTower Corp.*..................................................................     (29,340)             (54,279)
  Iridium Communications, Inc.*......................................................        (300)              (2,676)
                                                                                                          ------------
                                                                                                               (62,503)
                                                                                                          ------------
UTILITIES--(0.1)%

  China Natural Gas, Inc.*+..........................................................      (2,116)              (8,760)
  NRG Energy, Inc.*..................................................................        (380)              (9,409)
  Oneok, Inc.........................................................................         (47)              (3,341)
  TECO Energy, Inc...................................................................         (70)              (1,344)
                                                                                                               (22,854)
                                                                                                          ------------
    TOTAL COMMON STOCKS SOLD SHORT
      (Proceeds $5,901,534)..........................................................                       (6,000,765)
                                                                                                          ------------
EXCHANGE TRADED FUNDS SOLD SHORT -- (7.6)%
FINANCIALS--(7.6)%
  CurrencyShares Australian
  Dollar Trust.......................................................................        (600)             (64,290)
  CurrencyShares Euro Trust..........................................................        (390)             (55,918)
  Global X Silver Miners ETF.........................................................        (120)              (3,088)
  Guggenheim Canadian Energy Income ETF..............................................         (70)              (1,544)
  iPath Dow Jones-UBS Grains Subindex Total Return ETN *.............................        (129)              (7,000)
  iShares Barclays 20+ Year Treasury Bond Fund.......................................        (400)             (38,676)
  iShares Barclays 7-10 Year Treasury Bond Fund......................................        (400)             (38,636)
  iShares Dow Jones US Real Estate Index Fund........................................      (2,300)            (144,440)
  iShares iBoxx $ High Yield Corporate Bond Fund.....................................        (300)             (27,720)
  iShares MSCI Australia Index Fund..................................................      (2,548)             (68,083)
  iShares PHLX SOX Semiconductor Sector Index Fund...................................      (1,050)             (62,517)
  iShares Russell 2000 Index Fund....................................................     (12,700)          (1,077,341)
  iShares Russell Midcap Growth Index Fund...........................................      (1,700)            (106,860)
  iShares Russell Midcap Value Index Fund............................................      (2,950)            (144,638)
  iShares S&P 500 Index Fund.........................................................      (1,050)            (142,075)
  iShares S&P North American Technology-Software Index Fund..........................        (500)             (32,455)
  iShares S&P SmallCap 600 Index Fund................................................      (1,900)            (142,196)
  iShares S&P/TSX Capped Energy Fund (Canada)........................................        (770)             (16,777)
  iShares Silver Trust *.............................................................        (210)              (7,892)
  Market Vectors Junior Gold Miners ETF..............................................        (554)             (21,019)
  SPDR Gold Trust *..................................................................        (526)             (78,711)
  SPDR S&P 500 ETF Trust.............................................................        (900)            (121,401)
  SPDR S&P Homebuilders ETF..........................................................        (130)              (2,457)
  SPDR S&P Oil & Gas Exploration & Production ETF....................................        (450)             (27,405)
                                                                                                          ------------
                                                                                                            (2,433,139)
                                                                                                          ------------
    TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
      (Proceeds $2,384,694)..........................................................                       (2,433,139)
                                                                                                          ------------
TOTAL SECURITIES SOLD SHORT -- (26.3)%
  (Proceeds $8,286,228)..............................................................                      (8,433,904)
                                                                                                          ------------

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                   (UNAUDITED)

                                                                                          NUMBER
                                                                                            OF
                                                                                         CONTRACTS          VALUE
                                                                                         ---------        ---------
WRITTEN OPTIONS -- (0.4)%
CALL OPTIONS WRITTEN--(0.3)%
 Acuity Brands Inc
   Expires 06/18/11
   Strike Price $60..............................................................           (2)           $   (300)
 Apple, Inc.
   Expires 06/18/ 11
   Strike Price $355.............................................................           (1)               (300)
 Apple, Inc.
   Expires 06/18/11
   Strike Price $345.............................................................           (1)               (760)
 Broadcom Corp., Class A
   Expires 07/16/11
   Strike Price $35..............................................................           (3)               (627)
 China Automotive Systems, Inc.
   Expires 08/20/11
   Strike Price $10..............................................................          (59)             (5,605)
 China Automotive Systems, Inc.
   Expires 08/20/11
   Strike Price $7.50............................................................          (59)            (10,325)
 China-Biotics, Inc.
   Expires 01/21/12
   Strike Price $10..............................................................          (52)             (4,940)
 China-Biotics, Inc.
   Expires 01/21/12
   Strike Price $12.50...........................................................          (52)             (2,600)
 ChinaCast Education Corp.
   Expires 09/17/11
   Strike Price $5...............................................................          (79)            (10,665)
 ChinaCast Education Corp.
   Expires 09/17/11
   Strike Price $7.50............................................................          (79)             (2,765)
 Covance, Inc.
   Expires 06/18/11
   Strike Price $65..............................................................           (1)                (18)
 Cummins, Inc.
   Expires 06/18/11
   Strike Price $110.............................................................           (1)               (110)
 Danaher Corp.
   Expires 07/16/11
   Strike Price $57.50...........................................................           (1)                (35)
 Dick's Sporting Goods, Inc.
   Expires 07/16/11
   Strike Price $42..............................................................           (1)                (70)
 Dillard's, Inc., Class A
   Expires 07/16/11
   Strike Price $60..............................................................           (2)               (340)
 General Motors Co
   Expires 06/18/11
   Strike Price $32..............................................................           (5)               (250)
 Harley-Davidson, Inc.
   Expires 07/16/11
   Strike Price $39..............................................................           (1)                (68)
 Hospira, Inc.
   Expires 06/18/11
   Strike Price $55..............................................................           (1)                (85)
 Hospira, Inc.
   Expires 11/19/11
   Strike Price $60..............................................................           (3)               (405)
 iRobot Corp.
   Expires 09/17/11
   Strike Price $35..............................................................           (2)               (520)
 Longtop Financial
   Technologies Ltd. - Sponsored ADR
   Expires 12/17/11
   Strike Price $19..............................................................          (13)             (5,850)
 Longtop Financial
   Technologies Ltd. - Sponsored ADR
   Expires 12/17/11
   Strike Price $23..............................................................          (13)             (3,283)
 Macerich Co., (The)
   Expires 09/17/11
   Strike Price $55..............................................................           (3)               (525)
 Molycorp, Inc.
   Expires 06/18/11
   Strike Price $67.50...........................................................           (2)               (520)
 Pioneer Natural Resources Co.
   Expires 06/18/11
   Strike Price $95..............................................................           (1)               (115)

  The accompanying notes are an integral part of the Portfolio of Investments.

                                    S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                   (UNAUDITED)

                                                                   NUMBER
                                                                     OF
                                                                  CONTRACTS      VALUE
                                                                  ---------    ---------
CALL OPTIONS WRITTEN -- (CONTINUED)
 Polo Ralph Lauren Corp.
   Expires 06/18/11
   Strike Price $120 .......................................             (3)   $  (2,520)
 Puda Coal, Inc.
   Expires 08/20/11
   Strike Price $11 ........................................            (21)        (682)
 Puda Coal, Inc.
   Expires 08/20/11
   Strike Price $15 ........................................            (21)        (263)
 Range Resources Corp
   Expires 06/18/11
   Strike Price $55 ........................................             (2)        (410)
 Rockwell Automation, Inc.
   Expires 06/18/11
   Strike Price $85 ........................................             (4)        (496)
 Salesforce.com, Inc.
   Expires 01/21/12
   Strike Price $155 .......................................             (4)      (6,736)
 Salesforce.com, Inc.
   Expires 01/21/12
   Strike Price $185 .......................................             (4)      (2,960)
 Sears Holdings Corp.
   Expires 07/16/11
   Strike Price $77.5 ......................................             (1)         (94)
 Sky-mobi Ltd. - Sponsored ADR
   Expires 01/21/12
   Strike Price $12.5 ......................................            (47)      (7,661)
 Sky-mobi Ltd. - Sponsored ADR
   Expires 01/21/12
   Strike Price $15 ........................................            (47)      (4,700)
 Southwestern Energy Co.
   Expires 06/18/11
   Strike Price $45 ........................................             (1)         (33)
 STEC, Inc.
   Expires 01/21/12
   Strike Price $25 ........................................            (24)      (2,136)
 STEC, Inc.
   Expires 01/21/12
   Strike Price $30 ........................................            (24)      (1,020)
 Synovus Financial Corp.
   Expires 07/16/11
   Strike Price $2.50 ......................................            (23)        (172)
 Tempur-Pedic International, Inc.
   Expires 06/18/11
   Strike Price $65 ........................................             (1)        (157)
 Tempur-Pedic International, Inc.
   Expires 09/17/11
   Strike Price $75 ........................................             (2)        (335)
 Texas Industries, Inc.
   Expires 10/22/11
   Strike Price $45 ........................................             (3)        (585)
 Tiffany & Co.
   Expires 08/20/11
   Strike Price $85 ........................................             (3)        (345)
 Tupperware Brands Corp.
   Expires 10/22/11
   Strike Price $70 ........................................             (1)        (235)
 Ultra Petroleum Corp.
   Expires 06/18/11
   Strike Price $50 ........................................             (1)         (60)
 Under Armour, Inc., Class A
   Expires 06/18/11
   Strike Price $67.50 .....................................             (1)         (90)
 Wal-Mart Stores Inc
   Expires 07/16/11
   Strike Price $57.50 .....................................             (2)         (40)
 Zhongpin, Inc.
   Expires 09/17/11
   Strike Price $15 ........................................            (32)      (5,024)
 Zhongpin, Inc.
   Expires 09/17/11
   Strike Price $20 ........................................            (32)        (880)
                                                                               ---------
   TOTAL CALL OPTIONS WRITTEN
      (Premiums Received $91,547) ...........................                    (88,715)
                                                                               ---------
PUT OPTIONS WRITTEN -- (0.1)%
 Air Products & Chemicals, Inc.
   Expires 07/16/11
   Strike Price $85 ........................................             (1)         (40)

  The accompanying notes are an integral part of the Portfolio of Investments.

                                     S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                   (UNAUDITED)

                                                                   NUMBER
                                                                     OF
                                                                  CONTRACTS     VALUE
                                                                  ---------    ---------
PUT OPTIONS WRITTEN -- (CONTINUED)
 Akamai Technologies, Inc.
   Expires 06/18/11
   Strike Price $31 ........................................             (2)   $     (30)
 American Tower Corp.
   Expires 07/16/11
   Strike Price $44 ........................................             (2)         (20)
 Anheuser-Busch InBev NV - Sponsored ADR
   Expires 09/17/11
   Strike Price $55 ........................................             (3)        (367)
 ASML Holding NV
   Expires 07/16/11
   Strike Price $35 ........................................             (1)         (68)
 BP PLC
   Expires 10/22/11
   Strike Price $38 ........................................             (6)        (396)
 Ciena Corp.
   Expires 06/18/11
   Strike Price $25 ........................................             (1)         (65)
 Cisco Systems, Inc.
   Expires 07/16/11
   Strike Price $16 ........................................            (13)        (299)
 Citigroup, Inc.
   Expires 06/18/11
   Strike Price $40 ........................................             (3)        (123)
 CNO Financial Group, Inc.
   Expires 09/17/11
   Strike Price $7 .........................................            (66)      (2,310)
 Danaher Corp.
   Expires 06/18/11
   Strike Price $52.50 .....................................             (3)        (120)
 Harris Corp.
   Expires 11/19/11
   Strike Price $40 ........................................             (3)        (255)
 Las Vegas Sands Corp.
   Expires 06/18/11
   Strike Price $40 ........................................             (3)        (201)
 Polypore International, Inc.
   Expires 07/16/11
   Strike Price $55 ........................................             (1)        (100)
 Polypore International, Inc.
   Expires 07/16/11
   Strike Price $60 ........................................             (3)        (666)
 Polypore International, Inc.
   Expires 09/17/11
   Strike Price $50 ........................................             (3)        (495)
 Quanta Services, Inc.
   Expires 08/20/11
   Strike Price $17 ........................................             (2)         (60)
 Red Hat, Inc.
   Expires 07/16/11
   Strike Price $40 ........................................             (3)        (285)
 ResMed, Inc,
   Expires 07/16/11
   Strike Price $25 ........................................             (1)         (10)
 Rovi Corp.
   Expires 06/18/11
   Strike Price $55 ........................................             (1)         (68)
 Rovi Corp.
   Expires 10/22/11
   Strike Price $45 ........................................             (3)        (322)
 SBA Communications Corp., Class A
   Expires 09/17/11
   Strike Price $35 ........................................             (3)        (210)
 Stanley Black & Decker, Inc.
   Expires 07/16/11
   Strike Price $65 ........................................             (1)         (42)
 STEC, Inc.
   Expires 01/21/12
   Strike Price $10 ........................................            (24)        (960)
 Urban Outfitters Inc
   Expires 06/18/11
   Strike Price $30 ........................................             (1)         (65)
 Wal-Mart Stores, Inc.
   Expires 01/19/13
   Strike Price $50 ........................................           (100)     (35,500)
                                                                               ---------
   TOTAL PUT OPTIONS WRITTEN
      (Premiums Received $47,148) ..........................                     (43,077)
                                                                               ---------
TOTAL WRITTEN OPTIONS -- (0.4)%
   (Proceeds $138,695) ........................................                 (131,792)
                                                                               ---------

  The accompanying notes are an integral part of the Portfolio of Investments.

                                     S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                   (UNAUDITED)

                                                                   NUMBER
                                                                     OF
                                                                  CONTRACTS       VALUE
                                                                  ---------   ------------
PUT OPTIONS WRITTEN--(CONTINUED)

OTHER ASSETS IN EXCESS OF LIABILITIES -- 62.9% ..............                 $ 20,160,537
                                                                              ------------
NET ASSETS -- 100.0% ........................................                 $ 32,042,240
                                                                              ============

----------
*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                $ 20,138,997
                                                                              ------------
Gross unrealized appreciation                                                      584,124
Gross unrealized depreciation                                                     (275,722)
                                                                              ------------
Net unrealized depreciation                                                   $    308,402
                                                                              ============

+ This company is domiciled outside of the United States. The security's functional currency is the United States dollar.

@@ Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

ADR   American Depositary  Receipt

AUD   Australian dollar

CAD   Canadian dollar

ETF   Exchange-traded fund

ETN   Exchange-traded note

PLC   Public limited company

REIT  Real  Estate  Investment  Trust

SPDR  Standard & Poor's depositary  receipt

VIX   Volatility Index

FORWARD FOREIGN CURRENCY CONTRACT OUSTANDING AS OF MAY 31, 2011 WAS AS FOLLOWS:

                        PRINCIPAL
CONTRACTS                 AMOUNT                                         NET
TO BUY OR               COVERED BY                                    UNREALIZED
 TO SELL    CURRENCY    CONTRACTS     EXPIRATION    COUNTERPARTY    (DEPRECIATION)*
---------   --------   ------------   ----------   --------------   ---------------
Buy           AUD         45,000        08/11      Goldman Sachs        $(434)

*    The primary risk exposure is foreign exchange contract.

  The accompanying notes are an integral part of the Portfolio of Investments.

                                     S1 FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                   (UNAUDITED)

The following is a summary of inputs used, as of May 31, 2011, in valuing the Fund's investments carried at market value (see Notes to Portfolio of Investments):

                                                                    LEVEL 2         LEVEL 3
                                    TOTAL FAIR      LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                     VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
                                   MAY 31, 2011      PRICE          INPUTS           INPUTS
                                   ------------   -----------   --------------   --------------
Common Stocks++ .................  $ 16,077,611   $16,072,901   $        4,710   $           --
Corporate Bond ..................       103,349            --          103,349               --
U.S. Treasury Notes .............     1,254,538            --        1,254,538               --
Foreign Government Note .........        10,651            --           10,651               --
Exchange Traded Funds ...........       912,628       912,628           --                   --
Short-Term Investments ..........     1,899,896            --        1,899,896               --
Asset Derivatives
   Equity Contracts .............       184,472         5,121          179,351               --
   Foreign Exchange Contracts ...         3,750         3,750               --               --
   Interest Rate Contracts ......           504           400              104               --
                                   ------------   -----------   --------------   --------------
Total Assets .................      $20,447,399   $ 16,994,80   $    3,452,599   $           --
                                   ============   ===========   ==============   ==============

                                                                      LEVEL 2        LEVEL 3
                                       TOTAL FAIR      LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                        VALUE AT       QUOTED       OBSERVABLE     UNOBSERVABLE
                                      MAY 31, 2011      PRICE         INPUTS          INPUTS
                                      ------------   -----------   ------------   --------------
Securities Sold Short++ ............  $ (6,000,765)  $(5,993,177)  $  (7,588)     $           --
Exchange Traded Funds Sold Short ...    (2,433,139)   (2,433,139)         --                  --
Liability Derivatives
   Equity Contracts ................      (131,792)       (3,934)   (127,858)                 --
   Foreign Exchange Contracts ......          (434)           --        (434)                 --
                                      ------------   -----------   ------------   --------------
Total Liabilities ..................  $ (8,566,130)  $(8,430,250)  $(135,880)     $           --
                                      ============   ===========   ============   ==============

++   see Portfolio of Investments for security type breakout.

  The accompanying notes are an integral part of the Portfolio of Investments.

                                     S1 FUND
                        NOTES TO PORTOFLIO OF INVESTMENTS
                                  MAY 31, 2011
                                   (UNAUDITED)

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. As of May 31, 2011 there were no fair valued securities.

     FAIR VALUE MEASUREMENTS -- The inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

     -      Level 1 - quoted prices in active markets for identical securities;

     -      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     -      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

                                    S1 FUND
                        NOTES TO PORTOFLIO OF INVESTMENTS
                                  MAY 31, 2011
                             (UNAUDITED) (CONTINUED)

      Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

      For the period ended May 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

      DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund has adopted Disclosures about Derivative Instruments and Hedging Activities.

      The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of May 31, 2011:

                                     ASSET DERIVATIVE INVESTMENTS VALUE
--------------------------------------------------------------------------------------------------------
                                             INTEREST                         FOREIGN
TOTAL VALUE AT                                RATE             CREDIT         EXCHANGE         OTHER
  05/31/11          EQUITY CONTRACTS        CONTRACTS        CONTRACTS       CONTRACTS       CONTRACTS
--------------      ----------------        ---------        ---------       ----------      -----------
   $188,726             $184,472              $504             $--             $3,750           $ --

                                   LIABILITY DERIVATIVE INVESTMENTS VALUE
--------------------------------------------------------------------------------------------------------
                                             INTEREST                         FOREIGN
TOTAL VALUE AT                                 RATE           CREDIT          EXCHANGE        OTHER
   05/31/11         EQUITY CONTRACTS         CONTRACTS       CONTRACTS       CONTRACTS       CONTRACTS
--------------      ----------------        ----------       ---------       ----------      -----------
   $132,226             $131,792                $--             $ --           $434             $ --

      For the period ended May 31, 2011, the Fund's average volume of derivative is as follow:

PURCHASED          WRITTEN
 OPTIONS           OPTIONS
 (COST)           (PROCEEDS)
---------        -----------
$77,091            $46,232

      PURCHASED OPTIONS -- The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates and changes in the values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

                                     S1 FUND
                        NOTES TO PORTOFLIO OF INVESTMENTS
                                  MAY 31, 2011
                            (UNAUDITED) (CONTINUED)

      OPTIONS WRITTEN -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid.

      The Fund had transactions in options written during the period ended May 31, 2011 as follows:

                                                   NUMBER OF     PREMIUMS
                                                   CONTRACTS     RECEIVED
                                                  -----------   ---------
Options outstanding at September 30, 2010 .....            --   $      --
Options written ...............................         1,632     210,756
Options closed ................................          (371)    (44,482)
Options expired ...............................          (246)    (22,114)
Options exercised .............................           (21)     (5,465)
                                                  -----------   ---------
Options outstanding at May 31, 2011 ...........           994   $ 138,695
                                                  ===========   =========

      SHORT SALES -- When the investment adviser or a sub-adviser believes that a security is overvalued, the Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements

                                     S1 FUND
                        NOTES TO PORTOFLIO OF INVESTMENTS
                                  MAY 31, 2011
                             (UNAUDITED) (CONCLUDED)

made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them. As of May 31, 2011, the Fund had securities sold short valued at $8,433,904 for which securities of $9,900,033 were pledged as collateral.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2011
                                   (UNAUDITED)

                                                          SHARES        VALUE
                                                        ----------  -------------
COMMON STOCKS -- 94.7%
AEROSPACE & Defense -- 4.1%
AAR Corp.                                                   67,250  $   1,774,728
BE Aerospace, Inc. *                                        27,350      1,023,437
Triumph Group, Inc.                                         10,425        974,946
                                                                    -------------
                                                                        3,773,111
                                                                    -------------
APPAREL -- 1.2%
Barry (R.G.) Corp.                                          89,734      1,067,835
                                                                    -------------
BANKS -- 9.7%
Associated Banc-Corp.                                       50,950        717,885
Cathay General Bancorp                                      72,855      1,187,536
Citizens Republic Bancorp, Inc. * (a)                    2,585,450      2,243,395
MainSource Financial Group, Inc.                           153,601      1,182,728
Regions Financial Corp.                                    407,965      2,880,233
Sandy Spring Bancorp, Inc.                                   1,000         18,830
United Community Banks, Inc. * (a)                         240,376        526,423
Yadkin Valley Financial Corp. *                            101,010        197,111
                                                                    -------------
                                                                        8,954,141
                                                                    -------------
BUILDING MATERIALS -- 0.8%
Builders FirstSource, Inc. *                               294,349        712,325
                                                                    -------------
Chemicals -- 2.3%
A. Schulman, Inc.                                           55,866      1,424,024
Spartech Corp. *                                            96,900        688,959
                                                                    -------------
                                                                        2,112,983
                                                                    -------------
COAL -- 13.9%
Arch Coal, Inc.                                            212,710      6,357,902
Cloud Peak Energy, Inc. *                                  302,180      6,418,303
                                                                    -------------
                                                                       12,776,205
                                                                    -------------
COMMERCIAL SERVICES -- 7.5%
Aegean Marine Petroleum Network, Inc.                      113,660        951,334
Hudson Highland Group, Inc. *                              554,865      2,913,041
Insperity, Inc.                                             41,521      1,306,251
Monster Worldwide, Inc. * (a)                               82,660      1,274,617
PHH Corp. *                                                 23,375        490,174
                                                                    -------------
                                                                        6,935,417
                                                                    -------------
COMPUTERS -- 4.4%
Insight Enterprises, Inc. *                                 87,130      1,461,170
Ness Technologies, Inc. *                                  270,468      1,676,902
Xyratex Ltd. *                                              95,355        910,163
                                                                    -------------
                                                                        4,048,235
                                                                    -------------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
Air Lease Corp. *                                            1,290         36,765
Apollo Global Management LLC                                   730         13,155
Artio Global Investors, Inc. (a)                            49,995        699,430
                                                                    -------------
                                                                          749,350
                                                                    -------------
ELECTRIC -- 2.8%
GenOn Energy, Inc. *                                       646,436      2,579,280
                                                                    -------------
ELECTRONICS -- 1.0%
Pulse Electronics, Inc.                                    181,871        894,805
                                                                    -------------
FOOD -- 0.4%
Sanderson Farms, Inc.                                        8,610        378,065
                                                                    -------------
HEALTHCARE - PRODUCTS -- 0.7%
Orthofix International N.V. *                               15,655        639,194
                                                                    -------------
HEALTHCARE - SERVICES -- 1.6%
Emeritus Corp. * (a)                                        63,701      1,490,603
                                                                    -------------
HOME BUILDERS -- 7.9%
KB HOME (a)                                                153,110      1,880,191
Meritage Homes Corp. *                                     216,910      5,422,750
                                                                    -------------
                                                                        7,302,941
                                                                    -------------
INDUSTRIAL -- 3.5%
FreightCar America, Inc. *                                 115,017      3,180,220
                                                                    -------------
INSURANCE -- 3.8%
Assured Guaranty Ltd.                                       95,395      1,623,623
Platinum Underwriters Holdings Ltd.                         46,545      1,589,046
Stewart Information Services Corp.                          23,595        247,040
                                                                    -------------
                                                                        3,459,709
                                                                    -------------
INTERNET -- 4.1%
Internet Capital Group, Inc. *                             133,820      1,743,675
ModusLink Global Solutions, Inc.                           222,110      1,052,801
Openwave Systems, Inc. *                                   306,135        743,908
S1 Corp. *                                                  28,386        206,650
                                                                    -------------
                                                                        3,747,034
                                                                    -------------
MACHINERY - DIVERSIFIED -- 0.2%
Flow International Corp. *                                  55,781        229,260
                                                                    -------------
METALS FABRICATING -- 0.5%
RTI International Metals, Inc. * (a)                        13,329        508,235
                                                                    -------------
OFFICE PRODUCTS -- 1.2%
Officemax, Inc. *                                          131,300      1,097,668
                                                                    -------------
OIL & Gas -- 2.3%
Penn Virginia Corp. (a)                                    138,175      2,015,973
Petroplus Holdings AG *                                      5,000         76,500
                                                                    -------------
                                                                        2,092,473
                                                                    -------------
PHARMACEUTICALS -- 0.2%
PharMerica Corp. *                                          16,350        201,759
                                                                    -------------

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2011
                                   (UNAUDITED)

                                                          SHARES        VALUE
                                                        ----------  -------------
REAL ESTATE -- 1.0%
Forestar Group, Inc. *                                      31,665  $     577,253
Thomas Properties Group, Inc. *                             91,570        303,097
                                                                    -------------
                                                                          880,350
                                                                    -------------
REAL ESTATE INVESTMENT TRUSTS -- 4.7%
FelCor Lodging Trust, Inc. *                               239,270      1,490,652
NorthStar Realty Finance Corp.                             141,290        618,850
Redwood Trust, Inc. (a)                                     79,255      1,232,415
RLJ Lodging Trust *                                         10,280        187,610
Strategic Hotels & Resorts, Inc. *                         123,555        826,583
                                                                    -------------
                                                                        4,356,110
                                                                    -------------
RETAIL -- 2.8%
Brown Shoe Co., Inc. (a)                                    87,100        898,001
Coldwater Creek, Inc. *                                    119,955        225,515
MarineMax, Inc. *                                          153,184      1,274,491
Pacific Sunwear of California, Inc. * (a)                   46,445        148,160
                                                                    -------------
                                                                        2,546,167
                                                                    -------------
SAVINGS & Loans -- 4.4%
First Financial Holdings, Inc.                              72,837        728,370
Flagstar Bancorp, Inc. *                                 2,340,034      3,322,848
                                                                    -------------
                                                                        4,051,218
                                                                    -------------
SEMICONDUCTORS -- 5.0%
Alliance Semiconductor Corp. *                             422,875        131,091
ATMI , Inc. *                                               63,559      1,219,697
Axcelis Technologies, Inc. *                               293,648        528,566
Magnachip Semiconductor Corp. *                             76,895      1,068,072
MEMC Electronic Materials, Inc. *                          112,415      1,182,606
Verigy Ltd. *                                               35,192        496,911
                                                                    -------------
                                                                        4,626,943
                                                                    -------------
SOFTWARE -- 1.6%
Take-Two Interactive Software, Inc. * (a)                   89,880      1,473,133
                                                                    -------------
TELECOMMUNICATIONS -- 0.3%
Aviat Networks, Inc. *                                      59,745        279,009
                                                                    -------------
 TOTAL COMMON STOCKS
  (Cost $67,745,703)                                                   87,143,778
                                                                    -------------
EXCHANGE TRADED FUND -- 1.4%
FINANCE -- 1.4%
iShares Russell 2000 Value Index Fund                       16,954      1,276,467
                                                                    -------------
 TOTAL EXCHANGE TRADED FUND
  (Cost $1,178,302)                                                     1,276,467
                                                                    -------------
SECURITIES LENDING COLLATERAL -- 12.3%
Institutional Money Market Trust                        10,473,396     10,473,396

KBC Bank NV, 0.08%, 06/01/2011, TD                         894,915        894,915
                                                                    -------------
 TOTAL SECURITIES LENDING COLLATERAL
  (Cost $11,368,311)                                                   11,368,311
                                                                    -------------

                                                           PAR
                                                          (000)
                                                        ----------
CORPORATE BONDS -- 1.0%
LandAmerica Financial Group, Inc. ++ CONV
 3.25%, 05/15/34                                        $      120          9,624
Northstar Realty Finance LP @@ CONV
 7.50%, 03/15/31                                               358        348,155
RAIT Financial Trust CONV
 7.00%, 04/01/31                                               598        594,263
                                                                    -------------
  TOTAL CORPORATE BONDS
    (Cost $956,240)                                                       952,042
                                                                    -------------
TOTAL INVESTMENTS -- 109.4%
(Cost $81,248,556)**                                                  100,740,598
                                                                    -------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.4)%                        (8,672,282)
                                                                    -------------
NET ASSETS -- 100.0%                                                $  92,068,316
                                                                    =============

*    Non-income producing.

(a) -- All or a portion of the security is on loan. At May 31, 2011, the market value of securities on loan was $10,745,862.

++ Holding in default resolution. Value has been determined in good faith by or under the direction of the RBB Fund, Inc's Board of Directors to be the estimated value of the future payouts under the default resolution. As of May 31, 2011, this holding amounted to $9,624 or 0.0% of net assets and is deemed illiquid by the portfolio manager pursuant to the Fund's policies and procedures.

@@ Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2011, this security amounted to $348,155 or 0.4% of net assets.

CONV Convertible

TD   Time Deposit

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis are as follows:

Aggregate Cost                                                      $  81,248,556
                                                                    -------------
Gross unrealized appreciation                                          22,424,104
Gross unrealized depreciation                                          (2,932,062)
                                                                    -------------
Net unrealized appreciation                                         $  19,492,042
                                                                    =============

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2011
                                   (UNAUDITED)

The following is a summary of inputs used, as of May 31, 2011, in valuing the Fund's investments carried at market value (See Notes to Portfolio of Investments):

                                                                  LEVEL 2        LEVEL 3
                                    TOTAL         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                 VALUE AS OF      QUOTED         OBSERVABLE     UNOBSERVABLE
                                MAY 31, 2011       PRICE          INPUTS          INPUTS
                               --------------  --------------  --------------  -------------
Common Stocks *                $   87,143,778  $   86,946,667  $      197,111  $          --
Corporate Bonds                       952,042         942,418              --          9,624
Exchange Traded Fund                1,276,467       1,276,467              --             --
Securities Lending Collateral      11,368,311      10,473,396         894,915             --
                               --------------  --------------  --------------  -------------
Total                          $  100,740,598  $   99,638,948  $    1,092,026  $       9,624
                               ==============  ==============  ==============  =============

* Please refer to the Portfolio of Investments for industry and security type breakouts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                        TOTAL        COMMON       PREFERRED     CORPORATE
                                     INVESTMENTS      STOCK         STOCK          BONDS
                                     ------------  ----------  --------------  ------------
Balance as of August 31, 2010        $  1,435,000  $  114,800  $    1,320,200  $         --
Accrued discounts/premiums                     --          --              --            --
 realized gain/(loss)                          --          --              --            --
Change in unrealized appreciation
 (depreciation)                                --          --              --            --
Net purchases/(sales)                  (1,425,376)   (114,800)     (1,320,200            --
Transfers in and/or out of Level 3*            --          --              --         9,624
                                     ------------  ----------  --------------  ------------
Balance as of May 31, 2011           $      9,624  $       --  $           --  $      9,624
                                     ============  ==========  ==============  ============

* Transfers in and out of the levels are recognized at the value at the beginning of the period.

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2011
                                   (UNAUDITED)

                                                     SHARES       VALUE
                                                   ----------  --------------
COMMON STOCKS -- 98.4%
AEROSPACE & Defense -- 2.3%
Boeing Co. (The)                                       26,930  $   2,101,348
                                                               -------------
Automobile Manufacturers -- 2.8%
Navistar International Corp. *                         38,716       2,550,223
                                                               --------------
AUTOMOBILE PARTS & Equipment -- 1.9%
Magna International, Inc., Class A                     36,650       1,777,525
                                                               --------------
BANKS -- 21.7%
Bank of America Corp.                                 404,544       4,753,392
Citigroup, Inc.                                        67,660       2,784,209
JPMorgan Chase & Co.                                  111,555       4,823,638
PNC Financial Services Group, Inc.                    72,738       4,540,306
Wells Fargo & Co.                                     103,850       2,946,225
                                                               --------------
                                                                   19,847,770
                                                               --------------
COAL -- 13.1%
Arch Coal, Inc.                                       120,815      3,611,160
Consol Energy, Inc.                                   105,750       5,421,802
Peabody Energy Corp.                                   48,100       2,951,416
                                                               --------------
                                                                   11,984,378
                                                               --------------
COMMERCIAL SERVICES -- 2.2%
Aegean Marine Petroleum Network, Inc.                 107,657         901,089
Monster Worldwide, Inc. *(a)                           73,125       1,127,588
                                                               --------------
                                                                    2,028,677
                                                               --------------
COMPUTERS -- 5.1%
Dell, Inc. *                                          290,113       4,665,017
                                                               --------------
Electric -- 6.3%
FirstEnergy Corp.                                      72,134       3,218,619
GenOn Energy, Inc. *                                  646,534       2,579,671
                                                               --------------
                                                                    5,798,290
                                                               --------------
ELECTRONICS -- 2.1%
Avnet, Inc. *                                          53,260       1,928,012
                                                               --------------
HEALTH CARE - SERVICES -- 2.4%
Brookdale Senior Living, Inc. *                        83,955       2,166,879
                                                               --------------
HOME BUILDERS -- 7.0%
D.R. Horton, Inc.                                     207,570       2,528,203
Lennar Corp., Series A                                 13,445         255,186
NVR, Inc. *(a)                                          4,424       3,300,304
Toll Brothers, Inc. *                                  16,140         351,045
                                                               --------------
                                                                    6,434,738
                                                               --------------
INSURANCE -- 10.6%
ACE Ltd.                                               28,555       1,965,155
Allstate Corp., (The)                                  68,725       2,156,590
Assured Guaranty Ltd.                                 140,461       2,390,646
RenaissanceRe Holdings, Ltd. (a)                       26,840       1,931,406
Willis Group Holdings PLC                              30,215       1,253,923
                                                               --------------
                                                                    9,697,720
                                                               --------------
LEISURE TIME -- 2.2%
Carnival Corp.                                         51,735       2,007,835
                                                               --------------
Life & Health Insurance -- 1.8%
AFLAC, Inc.                                            15,207         726,743
Lincoln National Corp.                                 29,890         877,271
                                                               --------------
                                                                    1,604,014
                                                               --------------
OIL & Gas -- 10.9%
BP plc, SP ADR                                         44,480       2,056,755
Chesapeake Energy Corp.                               119,211       3,736,073
EQT Corp.                                              52,436       2,840,982
Valero Energy Corp.                                    48,015       1,320,413
                                                               --------------
                                                                   9,954,223
                                                               --------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Sunstone Hotel Investors, Inc. *                        7,890          80,241
                                                               --------------
RETAIL -- 1.8%
J.C. Penney Co., Inc. (a)                              46,246       1,638,496
                                                               --------------
SEMICONDUCTORS -- 2.2%
MEMC Electronic Materials, Inc. *                     192,735       2,027,572
                                                               --------------
TELECOMMUNICATIONS -- 1.9%
Cisco Systems, Inc.                                    83,515       1,403,052
Sprint Nextel Corp. *                                  53,830         314,906
                                                               --------------
                                                                    1,717,958
                                                               --------------
  TOTAL COMMON STOCKS
   (Cost $71,978,147)                                              90,010,916
                                                               --------------
EXCHANGE TRADED FUND -- 1.1%
Finance -- 1.1%
iShares Russell 1000 Value Index Fund                  14,135         985,775
                                                               --------------
  TOTAL EXCHANGE TRADED FUND
   (Cost $928,676)                                                    985,775
                                                               --------------
SECURITIES LENDING COLLATERAL -- 4.0%
Institutional Money Market Trust                    3,350,493       3,350,493
KBC Bank NV, 0.08%, 06/01/11, TD                      286,288         286,288
                                                               --------------
  TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,636,781)                                                3,636,781
                                                               --------------

                                                       Par
                                                      (000)
                                                   ----------
CORPORATE BONDS -- 0.1%
AIRLINES -- 0.1%
UAL Corp. CONV
  6.00%, 10/15/29                                  $       52         152,945
                                                               --------------

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2011
                                  (UNAUDITED)

                                                                   VALUE
                                                               --------------
  TOTAL CORPORATE BONDS
   (Cost $98,467)                                              $      152,945
                                                               --------------

TOTAL INVESTMENTS -- 103.6%
(Cost $76,642,071)**                                               94,786,417
                                                               --------------

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.6)%                    (3,289,644)
                                                               --------------

NET ASSETS -- 100.0%                                           $   91,496,773
                                                               ==============

*      Non-income producing.

(a) -- All or a portion of the security is on loan. At May 31, 2011, the market value of securities on loan was $3,528,959.

CONV   Convertible

SP ADR Sponsored American Depositary Receipt

PLC    Public Liability Company

TD     Time Deposit

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                                                 $   76,642,071
                                                               --------------
Gross unrealized appreciation                                      21,048,241
Gross unrealized depreciation                                      (2,903,895)
                                                               --------------
Net unrealized appreciation                                    $   18,144,346
                                                               ==============

The following is a summary of inputs used, as of May 31, 2011, in valuing the Fund's investments carried at market value (See notes to the Portfolio of Investments):

                                                                   LEVEL 2         LEVEL 3
                                         TOTAL       LEVEL 1     SIGNIFICANT     SIGNIFICANT
                                      VALUE AS OF    QUOTED      OBSERVABLE     UNOBSERVABLE
                                     MAY 31, 2011     PRICE        INPUTS          INPUTS
                                     ------------  ----------  --------------  -------------
Common Stocks*                       $ 90,010,916  $90,010,916 $           --  $          --
Corporate Bonds                           152,945           --        152,945             --
Exchange Traded Fund                      985,775      985,775             --             --
Securities Lending Collateral           3,636,781           --      3,636,781             --
                                     ------------  ----------- --------------  -------------
Total                                $ 94,786,417  $90,996,691 $    3,789,726  $          --
                                     ============  =========== ==============  =============

* Please refer to the Portfolio of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the portfolio of investments.

                              THE SCHNEIDER FUNDS
                        NOTES TO PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2011
                                   (UNAUDITED)

PORTFOLIO VALUATION -- The Schneider Small Cap Value Fund (the "Small Cap Value Fund") and the Schneider Value Fund (the "Value Fund") (each a "Fund," collectively the "Funds") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities Exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by The RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

-    Level 1 -- quoted prices in active markets for identical securities

-    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

-    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1,2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                                  SENBANC FUND
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2011
                                   (UNAUDITED)

COMMON STOCK -- 67.2%

  Shares                           Description                             Value
----------   -------------------------------------------------------   ------------
             SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 61.3%
    35,088     Bank of America Corp.                                   $    412,284
    14,697     C&F Financial Corp.                                          311,282
    17,000     Comerica, Inc.                                               613,870
    19,312     Financial Institutions, Inc.                                 315,365
    70,425     JPMorgan Chase & Co.                                       3,045,177
    69,661     National Bankshares, Inc.                                  1,750,581
     9,876     NB&T Financial Group, Inc.                                   209,865
     3,402     Peoples Bancorp of North Carolina, Inc.                       21,603
     1,224     Peoples Financial Corp.                                       17,454
    16,730     S&T Bancorp, Inc.                                            311,680
    63,690     United Security Bancshares, Inc.                             438,824
                                                                       ------------
                                                                          7,447,985
                                                                       ------------
             STATE & NATIONAL BANKS -- 5.9%
     1,662     BNC Bancorp                                                   12,615
    17,496     Firstbank Corp.                                               98,678
     6,000     Monarch Financial Holdings, Inc.                              45,480
    12,185     Republic Bancorp, Inc.                                       249,305
    43,168     VISIT Financial Corp.                                        307,356
                                                                       ------------
                                                                            713,434
                                                                       ------------

               TOTAL COMMON STOCK (COST $9,544,368)                       8,161,419
                                                                       ------------
               TOTAL INVESTMENTS -- 67.2%
               (COST $9,544,368)*                                         8,161,419
                                                                       ------------
               OTHER ASSETS IN EXCESS OF LIABILITIES -- 32.8%             3,976,330
                                                                       ------------
               NET ASSETS -- 100%                                      $ 12,137,749
                                                                       ============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                                                         $  9,544,368
                                                                       ------------
Gross unrealized appreciation                                               718,401
Gross unrealized depreciation                                           (2,101,350)
                                                                       ------------
Net unrealized depreciation                                            $(1,382,949)
                                                                       ============

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's investments carried at value (See Notes to Schedule of Investments ):

                                                            LEVEL 2       LEVEL 3
                                  TOTAL        LEVEL 1    SIGNIFICANT   SIGNIFICANT
                                VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                              MAY 31, 2011     PRICES        INPUTS       INPUTS
                              ------------   -----------  -----------  -------------
Investments in Securities*    $  8,161,419   $ 8,161,419  $        --  $          --
                              ============   ===========  ===========  =============

* Please refer to the Schedule of Investments for industry and security type breakouts.

   The accompanying notes are an integral part of the schedule of investments.

                                  SENBANC FUND
                        NOTES TO SCHEDULE OF INVESTMENTS
                                  MAY 31, 2011
                                   (UNAUDITED)

PORTFOLIO VALUATION -- The Senbanc Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued under the amortized cost method, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

-     Level 1 --  quoted prices in active markets for identical securities

-     Level 2 --  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

-     Level 3 --  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of May 31, 2011 is included with the Fund's Schedule of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended May 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

SUBSEQUENT EVENT -- Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On April 12, 2011, the Board of Directors of the Company (the "Board") approved a plan of liquidation and termination ("Plan") providing for the liquidation of the Fund. Effective immediately, new account requests, exchanges into the Fund and purchase orders for Fund shares will no longer be permissible (other than

                                  SENBANC FUND
                      SCHEDULE OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2011
                                  (UNAUDITED)

those purchase orders received through dividend reinvestment). On or about July 29, 2011 (the "Liquidation Date"), the Fund will redeem all investors' shares at net asset value, and the Fund will terminate. Prior to the Liquidation Date, the Fund may begin liquidating securities and the Fund may invest all or part of the proceeds from the liquidation of portfolio securities in cash equivalent instruments or hold the proceeds in cash. As disclosed in the Prospectus, the Fund is permitted to depart from its stated investment objective and policies and to hold up to 100% of assets, as a temporary defensive measure, in cash or debt or money market instruments. During this time, the Fund may not achieve its investment objective. Until the Liquidation Date, shareholders may redeem their shares in the manner set forth in the Fund's current prospectus.

For more information with regards to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The RBB Fund, Inc.


By (Signature and Title)* /s/ Salvatore Faia
                          -----------------------------------
                          Salvatore Faia, President
                          (principal executive officer)

Date     July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Salvatore Faia
                          ------------------------------------
                          Salvatore Faia, President
                          (principal executive officer)

Date  July 25, 2011

By (Signature and Title)* /s/ Joel Weiss
                          ------------------------------------
                          Joel Weiss, Treasurer
                          (principal financial officer)

Date  July 25, 2011

----------
*  Print the name and title of each signing officer under his or her signature.